UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

All-Cap Energy & Resources Portfolio

Asset Allocation Portfolio

Aurora Portfolio

Energy & Resources Portfolio

Global Opportunities Portfolio

Health Sciences Opportunities Portfolio

International Opportunities Portfolio

Mid-Cap Growth Equity Portfolio

Mid-Cap Value Equity Portfolio

Science & Technology Opportunities Portfolio

Small Cap Core Equity Portfolio

Small Cap Growth Equity Portfolio

Small/Mid-Cap Growth Portfolio

U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1	– Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Austria — 0.4%
Erste Group Bank AG	10,000	$317,283

Belgium — 0.6%
Anheuser-Busch InBev NV	10,200	490,430

Brazil — 0.6%
Banco Santander (Brasil) SA - ADR	13,700	141,521
BM&FBOVESPA SA	22,542	146,117
Cia de Bebidas DAS Americas	2,000	202,020

		489,658

Canada — 4.3%
Canadian Natural Resources Ltd.	16,200	537,641
Crescent Point Energy Corp.	10,900	380,484
Enbridge, Inc.	9,400	437,792
Pan American Silver Corp.	24,700	624,416
Silver Wheaton Corp.(a)	21,000	422,100
Suncor Energy, Inc.	9,900	291,360
The Toronto-Dominion Bank	5,000	323,987
TransCanada Corp.	12,600	421,479

		3,439,259

China — 1.0%
China Construction Bank Corp. - H Shares	265,400	213,651
Focus Media Holding Ltd. - ADR(a)	19,400	301,282
Want Want China Holdings Ltd.	370,100	310,670

		825,603

Finland — 0.7%
Fortum Oyj	14,000	307,311
Nokia Oyj - ADR	33,700	274,655

		581,966

France — 2.6%
AXA SA	12,000	183,326
BNP Paribas	6,080	327,109
Cie Generale des Etablissements Michelin - Class B	6,300	438,936
PPR	1,400	173,913
Total SA	13,900	620,481
Unibail-Rodamco SE	2,000	325,965

		2,069,730

Germany — 6.2%
Bayerische Motoren Werke AG	8,300	403,186
Deutsche Boerse AG	3,400	206,563
Deutsche Lufthansa AG(a)	43,900	606,897
Deutsche Post AG	32,300	470,939
Deutsche Telekom AG	35,500	419,099
Fresenius Medical Care AG & Co. KGaA	6,400	345,310
Merck KGaA	2,300	168,182
RWE AG	5,600	366,442
SAP AG - ADR	11,800	522,740
Siemens AG	9,200	822,847
Volkswagen AG - Preference Shares	6,754	592,669

		4,924,874

Hong Kong — 1.3%
Cheung Kong (Holdings) Ltd.	39,000	450,090
CNOOC Ltd. - ADR	2,200	374,374
Wing Hang Bank Ltd.	21,700	211,866

		1,036,330

India — 0.6%
Punjab National Bank Ltd.	15,600	350,286
Sterlite Industries India Ltd. - ADR	9,100	129,584

		479,870

Ireland — 0.5%
Accenture Plc - Class A	10,800	417,420

Israel — 0.4%
Teva Pharmaceutical Industries Ltd. - ADR	5,700	296,343

Italy — 0.3%
Intesa Sanpaolo SpA	106,900	281,543

Japan — 8.8%
Amada Co. Ltd.	72,500	476,561
Asahi Breweries Ltd.	17,100	289,692
Canon, Inc.	13,600	506,864
Honda Motor Co. Ltd.	19,800	581,582
ITOCHU Corp.	71,300	557,385
Japan Tobacco, Inc.	190	591,108
JTEKT Corp.	82,400	762,050
Marubeni Corp.	112,900	578,771
Mitsubishi UFJ Financial Group, Inc.	70,500	320,120
Nitto Denko Corp.	11,800	387,080
Nomura Holdings, Inc.	57,700	315,243
Sumitomo Heavy Industries Ltd.	81,100	475,858
Sumitomo Mitsui Financial Group, Inc.	14,300	404,724
T&D Holdings, Inc.	19,900	425,509
Tokio Marine Holdings, Inc.	14,600	383,832

		7,056,379

Malaysia — 0.4%
CIMB Group Holdings Berhad	147,400	317,363

Mexico — 0.9%
Fomento Economico Mexicano SAB de CV - ADR	6,600	284,790
Grupo Mexico SA - Series B	177,400	421,106

		705,896

Netherlands — 2.7%
Aegon NV(a)	60,100	319,242
Corio NV	3,400	165,108
Royal Dutch Shell Plc - A Shares	52,000	1,307,161

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	JPY	Japanese Yen
	AUD	Australian Dollar	MXN	Mexican Peso
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	NZD	New Zealand Dollar
	CHF	Swiss Francs	PLN	Polish Zloty
	DKK	Danish Krone	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	USD	US Dollar
	HKD	Hong Kong Dollar	ZAR	South African Rand

BLACKROCK FUNDS	JUNE 30, 2010	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Netherlands (concluded)
VimpelCom Ltd. - ADR(a)	21,900	$354,342

		2,145,853

Singapore — 0.5%
CapitaLand Ltd.	76,700	195,581
DBS Group Holdings Ltd.	23,000	223,212

		418,793

South Africa — 0.4%
Naspers Ltd. - N Shares	8,600	289,609

South Korea — 0.5%
Samsung Electronics Co. Ltd.	670	420,234

Spain — 1.7%
Banco Santander SA	48,300	506,484
Inditex SA	6,300	359,236
Telefonica SA	25,400	470,528

		1,336,248

Sweden — 1.0%
Nordea Bank AB	41,500	342,216
Svenska Cellulosa AB - B Shares	39,000	458,692

		800,908

Switzerland — 2.5%
ACE Ltd.	9,100	468,468
Nestle SA	15,600	752,214
Novartis AG	8,700	421,629
Swiss Life Holding AG(a)	3,600	344,062

		1,986,373

Taiwan — 0.5%
Mega Financial Holding Co. Ltd.	430,900	230,075
Siliconware Precision Industries Co. - ADR	35,900	192,065

		422,140

Thailand — 0.8%
Bangkok Bank Public Co. Ltd.	47,300	177,383
Banpu Public Co. Ltd.	23,600	437,058

		614,441

United Kingdom — 3.8%
Barclays Plc	111,600	445,451
GlaxoSmithKline Plc	20,100	341,315
HSBC Holdings Plc	44,100	402,884
Tullow Oil Plc	28,000	416,508
Unilever Plc	15,300	408,999
Vodafone Group Plc - ADR	27,200	562,224
WPP Plc	45,300	426,748

		3,004,129

United States — 51.2%
Aetna, Inc.	7,300	192,574
American Electric Power Co., Inc.	12,100	390,830
Ameriprise Financial, Inc.	12,900	466,077
AMR Corp.(a)	48,100	326,118
Apple, Inc.(a)	3,600	905,508
Applied Materials, Inc.	26,700	320,934
Arch Coal, Inc.	16,400	324,884
AT&T Inc.	27,100	655,549
Avon Products, Inc.	13,600	360,400
Bemis Co., Inc.	15,000	405,000
Bristol-Myers Squibb Co.	31,400	783,116
Bucyrus International, Inc.	10,000	474,500
Bunge Ltd.	5,700	280,383
Caterpillar, Inc.	11,900	714,833
Celgene Corp.(a)	4,000	203,280
Chevron Corp.	10,100	685,386
Cisco Systems, Inc.(a)	31,700	675,527
Citigroup, Inc.(a)	80,900	304,184
Colgate-Palmolive Co.	9,100	716,716
Comerica, Inc.	11,100	408,813
ConAgra Foods, Inc.	19,500	454,740
ConocoPhillips	17,400	854,166
Corning, Inc.	36,800	594,320
CVS Caremark Corp.	9,500	278,540
Deere & Co.	7,300	406,464
DIRECTV - Class A(a)	13,800	468,096
Dominion Resources, Inc.	10,000	387,400
E.I. du Pont de Nemours & Co.	8,600	297,474
eBay, Inc.(a)	25,200	494,172
Edison International	15,700	498,004
EMC Corp.(a)	31,600	578,280
Entergy Corp.	6,700	479,854
EOG Resources, Inc.	4,000	393,480
Express Scripts, Inc.(a)	6,600	310,332
Exxon Mobil Corp.	20,600	1,175,642
Federal Realty Investment Trust	6,100	428,647
FedEx Corp.	5,600	392,616
FMC Corp.	9,600	551,328
General Electric Co.	71,900	1,036,798
General Mills, Inc.	11,400	404,928
Genzyme Corp.(a)	4,400	223,388
Goodrich Corp.	11,200	742,000
Google, Inc. - Class A(a)	1,100	489,445
Hewlett-Packard Co.	9,200	398,176
The Home Depot, Inc.	6,300	176,841
Hudson City Bancorp, Inc.	3,400	41,616
Intel Corp.	19,700	383,165
International Business Machines Corp.	5,900	728,532
International Paper Co.	16,600	375,658
JPMorgan Chase & Co.	9,900	362,439
KeyCorp	72,500	557,525
Kohl’s Corp.(a)	7,900	375,250
Liberty Global, Inc. - Class A(a)	17,100	444,429
Lincoln National Corp.	15,100	366,779
McKesson Corp.	4,600	308,936
Microsoft Corp.	46,000	1,058,460
Newmont Mining Corp.	19,600	1,210,104
News Corp. - Class A	33,500	400,660
NII Holdings, Inc.(a)	8,700	282,924
NIKE, Inc. - Class B	6,500	439,075
Norfolk Southern Corp.	12,100	641,905
Occidental Petroleum Corp.	10,500	810,075
Oracle Corp.	21,800	467,828
PepsiCo, Inc.	12,800	780,160
Pfizer, Inc.	41,100	586,086
Piper Jaffray Cos.(a)	4,300	138,546
PPL Corp.	16,300	406,685
Qwest Communications International, Inc.	46,700	245,175
Sonoco Products Co.	13,300	405,384
Sprint Nextel Corp.(a)	58,900	249,736
St. Jude Medical, Inc.(a)	2,800	101,052
Stanley Black & Decker, Inc.	7,987	403,503
SunTrust Banks, Inc.	23,000	535,900
T. Rowe Price Group, Inc.	6,300	279,657
Target Corp.	7,100	349,107

2	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
Temple-Inland, Inc.	22,000	$454,740
Texas Instruments, Inc.	17,100	398,088
Textron, Inc.	20,800	352,976
Thermo Fisher Scientific, Inc.(a)	9,400	461,070
U.S. Bancorp	19,100	426,885
United Parcel Service, Inc. - Class B	9,700	551,833
UnitedHealth Group, Inc.	7,000	198,800
Urban Outfitters, Inc.(a)	8,700	299,193
Wal-Mart Stores, Inc.	13,100	629,717
WellPoint, Inc.(a)	4,000	195,720
Yum! Brands, Inc.	14,800	577,792
Zions Bancorporation	18,100	390,417

		40,783,325

Total Common Stocks — 95.2%		75,952,000

Preferred Stock
Netherlands — 0.5%
ING Groep NV(a)	51,500	381,127

Total Long-Term Investments (Cost — $78,442,000) — 95.7%		76,333,127

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(b)(c)	3,179,044	3,179,044

Total Short-Term Securities (Cost — $3,179,044) — 4.0%		3,179,044

Total Investments Before Outstanding Options Written (Cost — $81,621,044*) — 99.7%		79,512,171

	Contracts
Options Written
Exchange-Traded Call Options Written
Edison international., Strike Price $32.50, Expires 7/17/10	80	(2,400)
Entergy Corp., Strike Price $76, Expires 8/13/10	33	(2,291)
Piper Jaffray Cos., Strike Price $37, Expires 7/21/10	43	(438)
PPL Corp., Strike Price $26, Expires 8/13/10	81	(2,559)
Qwest Communications International, Inc., Strike Price $5.50, Expires 11/18/10	467	(7,672)
Sprint Nextel Corp., Strike Price $5, Expires 11/20/10	589	(26,800)

		(42,160)

Exchange-Traded Put Options Written
Qwest Communications International, Inc., Strike Price $5, Expires 11/18/10	467	(6,408)
Sprint Nextel Corp., Strike Price $4, Expires 11/20/10	589	(33,573)

		(39,981)

Total Options Written (Premiums Received — $88,138) — (0.1)%		(82,141)

Total Investments Net of Outstanding Options Written — 99.6%		79,430,030
Other Assets Less Liabilities — 0.4%		287,922

Net Assets — 100.0%		$79,717,952

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$82,830,433

Gross unrealized appreciation	$4,588,396
Gross unrealized depreciation	(7,906,659)

Net unrealized depreciation	$(3,318,263)

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,555,283	623,761	3,179,044	$3,521

BLACKROCK FUNDS	JUNE 30, 2010	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	620,023	USD	1,116,972	Goldman Sachs Bank USA	7/02/09	$1,202
BRL	600,200	USD	1,069,556	Goldman Sachs Bank USA	7/02/09	7,648
USD	1,069,556	BRL	593,703	Deutsche Bank AG	7/02/09	(1,151)
USD	1,116,972	BRL	600,200	JPMorgan Chase Bank, N.A.	7/02/10	18,357
USD	76,841	EUR	63,000	Citibank, N.A.	7/02/10	(198)
AUD	2,713,000	USD	2,468,963	UBS AG	7/21/10	(191,138)
AUD	18,000	USD	15,976	UBS AG	7/21/10	(863)
AUD	158,000	USD	132,824	UBS AG	7/21/10	(168)
AUD	86,000	USD	70,664	UBS AG	7/21/10	1,542
CAD	2,443,000	USD	2,429,850	Citibank, N.A.	7/21/10	(135,277)
CAD	270,000	USD	262,380	Deutsche Bank AG	7/21/10	(8,784)
CHF	1,385,000	USD	1,290,937	UBS AG	7/21/10	(5,551)
CHF	125,000	USD	112,840	Citibank, N.A.	7/21/10	3,169
CHF	58,000	USD	50,640	Citibank, N.A.	7/21/10	3,189
CHF	139,000	USD	123,021	Morgan Stanley & Co.	7/21/10	5,982
CHF	152,000	USD	133,341	Royal Bank of Scotland Plc	7/21/10	7,727
DKK	1,318,000	USD	236,469	Citibank, N.A.	7/21/10	(20,090)
EUR	671,000	USD	844,601	Morgan Stanley & Co.	7/21/10	(23,987)
EUR	160,000	USD	200,854	Deutsche Bank AG	7/21/10	(5,178)
EUR	69,000	USD	87,505	Royal Bank of Scotland Plc	7/21/10	(3,120)
EUR	232,000	USD	285,075	Citibank, N.A.	7/21/10	(1,346)
EUR	190,000	USD	232,628	Citibank, N.A.	7/21/10	(264)
EUR	7,000	USD	8,632	Deutsche Bank AG	7/21/10	(71)
EUR	61,000	USD	73,972	Royal Bank of Scotland Plc	7/21/10	629
GBP	2,719,000	USD	4,175,261	Citibank, N.A.	7/21/10	(112,871)
GBP	601,000	USD	916,546	Morgan Stanley & Co.	7/21/10	(18,607)
GBP	3,000	USD	4,448	Citibank, N.A.	7/21/10	34
GBP	116,000	USD	171,721	Deutsche Bank AG	7/21/10	1,592
GBP	283,000	USD	415,149	UBS AG	7/21/10	7,674
HKD	6,398,000	USD	824,822	UBS AG	7/21/10	(3,105)
HKD	6,605,000	USD	848,923	Morgan Stanley & Co.	7/21/10	(620)
HKD	1,634,000	USD	210,386	Royal Bank of Scotland Plc	7/21/10	(525)
HKD	614,000	USD	78,823	Royal Bank of Scotland Plc	7/21/10	36
JPY	3,371,000	USD	37,173	UBS AG	7/21/10	967
JPY	19,287,000	USD	214,649	UBS AG	7/21/10	3,567
JPY	36,985,000	USD	412,238	Morgan Stanley & Co.	7/21/10	6,216
JPY	56,070,000	USD	627,181	Citibank, N.A.	7/21/10	7,203
JPY	46,703,000	USD	507,790	Deutsche Bank AG	7/21/10	20,614
JPY	140,000,000	USD	1,530,439	JPMorgan Chase Bank, N.A.	7/21/10	53,540
MXN	2,240,000	USD	181,737	Citibank, N.A.	7/21/10	(8,911)
MXN	31,000	USD	2,482	Citibank, N.A.	7/21/10	(90)
NOK	1,800,000	USD	304,048	Citibank, N.A.	7/21/10	(27,762)
NZD	209,000	USD	140,726	Royal Bank of Scotland Plc	7/21/10	2,412
PLN	2,870,000	USD	976,539	Deutsche Bank AG	7/21/10	(131,788)
SEK	698,000	USD	97,319	Citibank, N.A.	7/21/10	(7,802)
SEK	555,000	USD	72,972	Deutsche Bank AG	7/21/10	(1,795)
SGD	2,792,000	USD	2,036,586	Deutsche Bank AG	7/21/10	(41,144)
SGD	613,000	USD	434,783	Morgan Stanley & Co.	7/21/10	3,328
USD	586,069	AUD	700,000	UBS AG	7/21/10	(1,648)
USD	1,304,558	AUD	1,500,000	Goldman Sachs & Co.	7/21/10	45,163
USD	51,867	CAD	54,000	UBS AG	7/21/10	1,147
USD	63,698	CAD	66,000	UBS AG	7/21/10	1,708
USD	71,593	CAD	72,000	Royal Bank of Scotland Plc	7/21/10	3,967
USD	122,465	CAD	126,000	UBS AG	7/21/10	4,121
USD	309,134	CAD	319,000	UBS AG	7/21/10	9,515
USD	675,513	CAD	700,000	Citibank, N.A.	7/21/10	18,042
USD	111,716	CHF	127,500	Citibank, N.A.	7/21/10	(6,614)
USD	162,502	CHF	176,000	UBS AG	7/21/10	(840)
USD	102,565	CHF	110,000	UBS AG	7/21/10	476
USD	72,630	EUR	59,000	UBS AG	7/21/10	474
USD	98,324	EUR	80,000	Morgan Stanley & Co.	7/21/10	486
USD	68,106	EUR	55,000	JPMorgan Chase Bank, N.A.	7/21/10	843
USD	97,513	EUR	79,000	UBS AG	7/21/10	898
USD	42,769	EUR	32,000	Deutsche Bank AG	7/21/10	3,634
USD	200,875	EUR	160,000	Deutsche Bank AG	7/21/10	5,200
USD	426,313	EUR	344,000	UBS AG	7/21/10	5,611
USD	1,202,738	EUR	908,000	Deutsche Bank AG	7/21/10	92,279
USD	3,790,594	EUR	2,848,000	Citibank, N.A.	7/21/10	307,570
USD	621,008	GBP	425,000	UBS AG	7/21/10	(13,974)
USD	116,613	GBP	81,000	UBS AG	7/21/10	(4,407)
USD	31,141	GBP	21,000	UBS AG	7/21/10	(248)
USD	63,473	GBP	42,000	Deutsche Bank AG	7/21/10	722
USD	113,331	GBP	75,000	UBS AG	7/21/10	1,275
USD	72,480	HKD	564,500	UBS AG	7/21/10	(20)
USD	66,123	HKD	515,000	Citibank, N.A.	7/21/10	(20)

4	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	66,145	HKD	515,000	Citibank, N.A.	7/21/10	$2
USD	47,544	HKD	370,000	UBS AG	7/21/10	24
USD	2,877,094	JPY	270,780,000	Citibank, N.A.	7/21/10	(186,549)
USD	115,570	JPY	10,877,000	UBS AG	7/21/10	(7,494)
USD	68,254	JPY	6,415,000	UBS AG	7/21/10	(4,326)
USD	6,532	JPY	596,000	Morgan Stanley & Co.	7/21/10	(211)
USD	87,869	NZD	124,000	UBS AG	7/21/10	2,945
ZAR	3,780,000	USD	500,039	UBS AG	7/21/10	(9,392)
USD	1,077,239	BRL	600,200	Goldman Sachs & Co.	8/03/10	(7,763)

Total						$(332,982)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Austria	—	$317,283	—	$317,283
Belgium	—	490,430	—	490,430
Brazil	$489,658	—	—	489,658
Canada	3,439,259	—	—	3,439,259
China	301,282	524,321	—	825,603
Finland	274,655	307,311	—	581,966
France	—	2,069,730	—	2,069,730
Germany	522,740	4,402,134	—	4,924,874
Hong Kong	374,374	661,956	—	1,036,330
India	129,584	350,286	—	479,870
Ireland	417,420	—	—	417,420
Israel	296,343	—	—	296,343
Italy	—	281,543	—	281,543
Japan	581,582	6,474,797	—	7,056,379
Malaysia	—	317,363	—	317,363
Mexico	705,896	—	—	705,896
Netherlands	354,342	1,791,511	—	2,145,853
Singapore	—	418,793	—	418,793
South Africa	—	289,609	—	289,609
South Korea	—	420,234	—	420,234
Spain	—	1,336,248	—	1,336,248
Sweden	—	800,908	—	800,908
Switzerland	468,468	1,517,905	—	1,986,373
Taiwan	192,065	230,075	—	422,140
Thailand	—	614,441	—	614,441
United Kingdom	562,224	2,441,905	—	3,004,129
United States	40,783,325	—	—	40,783,325
Preferred Stock:
Netherlands	—	381,127	—	381,127
Short-Term Securities	3,179,044	—	—	3,179,044

Total	$53,072,261	$26,439,910	—	$79,512,171

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$662,730	—	$662,730
Liabilities:
Equity contracts	$(82,141)	—	—	(82,141)
Foreign currency exchange contracts	—	(995,712)	—	(995,712)

Total	$(82,141)	$(332,982)	—	$(415,123)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK FUNDS	JUNE 30, 2010	5

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology — 14.9%
3SBio, Inc. - ADR(a)	167,800	$1,951,514
Amgen, Inc.(a)	338,910	17,826,666
ArQule, Inc.(a)	75,300	323,790
Biogen Idec, Inc.(a)	417,600	19,815,120
BioMarin Pharmaceutical, Inc.(a)	672,100	12,743,016
Celgene Corp.(a)	727,900	36,991,878
Dendreon Corp.(a)	326,800	10,565,444
Genzyme Corp.(a)	816,800	41,468,936
Gilead Sciences, Inc.(a)	367,700	12,604,756
Human Genome Sciences, Inc.(a)(b)	496,600	11,252,956
Incyte Corp. Ltd.(a)(b)	757,000	8,379,990
Ironwood Pharmaceuticals, Inc.(a)	192,700	2,296,984
Momenta Pharmaceuticals, Inc.(a)(b)	63,800	782,188
Pharmasset, Inc.(a)	80,300	2,195,402
Sinovac Biotech Ltd.(a)	111,000	513,930

		179,712,570

Food Products — 0.2%
Synutra International, Inc.(a)	119,000	1,924,230

Health Care Equipment & Supplies — 14.9%
Alcon, Inc.	98,150	14,544,848
China Medical Technologies, Inc. - ADR	177,000	1,860,270
The Cooper Cos., Inc.	229,900	9,147,721
DENTSPLY International, Inc.	80,648	2,412,182
Gen-Probe, Inc.(a)	405,700	18,426,894
Hill-Rom Holdings, Inc.	398,300	12,120,269
Hologic, Inc.(a)	555,500	7,738,115
Inverness Medical Innovations, Inc.(a)	346,300	9,232,358
Medtronic, Inc.	340,960	12,366,619
Nobel Biocare Holding AG	27,700	476,837
Sirona Dental Systems, Inc.(a)	337,400	11,755,016
Smith & Nephew Plc	831,700	7,857,517
Sonova Holding AG	33,600	4,123,311
St. Jude Medical, Inc.(a)	666,200	24,043,158
Stryker Corp.	224,600	11,243,476
Thoratec Corp.(a)(b)	228,300	9,755,259
Trauson Holdings Co.(a)	819,700	378,960
Varian Medical Systems, Inc.(a)	193,900	10,137,092
Zimmer Holdings, Inc.(a)	233,800	12,636,890

		180,256,792

Health Care Providers & Services — 35.3%
Aetna, Inc.	1,305,000	34,425,900
AmerisourceBergen Corp.	1,310,000	41,592,500
CIGNA Corp.	545,800	16,952,548
Community Health Systems, Inc.(a)	433,700	14,663,397
DaVita, Inc.(a)	542,630	33,881,817
Express Scripts, Inc.(a)(b)	838,320	39,417,807
Fresenius Medical Care AG & Co. KGaA	654,300	35,302,543
Henry Schein, Inc.(a)	315,800	17,337,420
McKesson Corp.	578,600	38,858,776
Medco Health Solutions, Inc.(a)	299,250	16,482,690
MEDNAX, Inc.(a)	120,500	6,701,005
Patterson Cos., Inc.	926,500	26,433,045
Quest Diagnostics, Inc.	84,400	4,200,588
Tenet Healthcare Corp.(a)	2,018,800	8,761,592
UnitedHealth Group, Inc.	1,506,100	42,773,240
VCA Antech, Inc.(a)	699,400	17,317,144
WellPoint, Inc.(a)	658,900	32,239,977

		427,341,989

Health Care Technology — 0.7%
Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	551,300	8,875,930

Industrial Conglomerates — 0.6%
Koninklijke Philips Electronics NV	251,400	7,507,340

Life Sciences Tools & Services — 10.1%
Dionex Corp.(a)	212,100	15,792,966
Life Technologies Corp.(a)	278,700	13,168,575
Mettler-Toledo International, Inc.(a)	195,700	21,845,991
Millipore Corp.(a)	211,200	22,524,480
Tecan Group AG	118,392	7,537,919
Thermo Fisher Scientific, Inc.(a)	846,000	41,496,300

		122,366,231

Pharmaceuticals — 16.7%
Allergan, Inc.	155,000	9,030,300
Bristol-Myers Squibb Co.	1,833,500	45,727,490
Eli Lilly & Co.	140,100	4,693,350
GlaxoSmithKline Plc	574,800	9,760,589
Merck & Co., Inc.	397,600	13,904,072
Merck KGaA	134,400	9,827,690
Novartis AG	284,900	13,807,145
Pfizer, Inc.	4,157,040	59,279,391
Simcere Pharmaceutical Group - ADR(a)	133,500	1,105,380
Teva Pharmaceutical Industries Ltd. - ADR	264,560	13,754,474
Watson Pharmaceuticals, Inc.(a)	510,900	20,727,213

		201,617,094

Total Long-Term Investments (Cost — $1,112,633,579) — 93.4%		1,129,602,176

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	30,698,210	30,698,210
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	34,198,050	34,198,050

Total Short-Term Securities (Cost — $64,896,260) — 5.4%		64,896,260

Total Investments Before Outstanding Options Written (Cost — $1,177,529,839*) — 98.8%		1,194,498,436

	Contracts
Options Written
Exchange-Traded Call Options Written
Bristol-Myers Squibb Co., Strike Price $25, Expires 7/17/10	2,320	(118,320)
China Medical Technologies, Inc., Strike Price $10, Expires 7/17/10	1,770	(150,450)
The Cooper Cos., Inc., Strike Price $40, Expires 7/17/10	1,380	(113,850)
Dendreon Corp., Strike Price $38, Expires 7/17/10	995	(38,308)
Dendreon Corp., Strike Price $39, Expires 7/17/10	995	(28,358)
Genzyme Corp., Strike Price $52.50, Expires 8/21/10	1,225	(213,750)
Genzyme Corp., Strike Price $55, Expires 8/21/10	836	(73,183)
Human Genome Sciences, Inc., Strike Price $25, Expires 8/21/10	1,240	(179,936)

6	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
Human Genome Sciences, Inc., Strike Price $26, Expires 8/21/10	1,240	$(136,561)
Human Genome Sciences, Inc., Strike Price $27, Expires 7/17/10	1,675	(33,500)
Inverness Medical Innovations, Inc., Strike Price $30, Expires 7/17/10	774	(7,740)
Varian Medical Systems, Inc., Strike Price $50, Expires 7/17/10	288	(84,960)

		(1,178,916)

Exchange-Traded Put Options Written
BioMarin Pharmaceutical, Inc., Strike Price $20, Expires 7/17/10	1,600	(256,000)
Bristol-Myers Squibb Co., Strike Price $25, Expires 7/17/10	2,460	(138,990)
Cardinal Health, Inc., Strike Price $35, Expires 7/17/10	1,790	(304,300)
Inverness Medical Innovations, Inc., Strike Price $22.50, Expires 7/17/10	687	(10,305)
Inverness Medical Innovations, Inc., Strike Price $25, Expires 7/17/10	687	(30,915)
Pfizer, Inc., Strike Price $15, Expires 7/17/10	4,045	(333,713)

		(1,074,223)

Total Options Written (Premiums Received — $2,495,370) — (0.2)%		(2,253,139)

Total Investments Net of Outstanding Options Written — 98.6%		1,192,245,297
Other Assets Less Liabilities — 1.4%		16,625,664

Net Assets — 100.0%		$1,208,870,961

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,189,815,784

Gross unrealized appreciation	$57,289,721
Gross unrealized depreciation	(52,607,069)

Net unrealized appreciation	$4,682,652

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,271,017	18,427,193	30,698,210	$179	$48,049
BlackRock Liquidity Series, LLC Money Market Series	113,924,650	(79,726,600)	34,198,050	—	$69,586

(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,542,000	USD	1,416,513	Deutsche Bank AG	7/01/10	$14,113
EUR	2,789,000	USD	3,421,847	Morgan Stanley & Co.	7/01/10	(11,311)
EUR	2,068,000	USD	2,560,856	Citibank, N.A.	7/14/10	(31,832)
AUD	786,000	USD	712,534	Royal Bank of Scotland Plc	7/21/10	(52,612)
CHF	1,903,000	USD	1,771,009	Citibank, N.A.	7/21/10	(4,879)
CHF	1,125,000	USD	982,236	Citibank, N.A.	7/21/10	61,850
CHF	3,395,000	USD	3,064,746	Citibank, N.A.	7/21/10	86,074
CHF	4,620,000	USD	4,156,164	Royal Bank of Scotland Plc	7/21/10	131,550
CHF	3,993,000	USD	3,568,218	Royal Bank of Scotland Plc	7/21/10	137,592
CHF	3,868,000	USD	3,423,351	Morgan Stanley & Co.	7/21/10	166,449
CHF	10,753,000	USD	9,432,977	Royal Bank of Scotland Plc	7/21/10	546,631
EUR	4,234,000	USD	5,221,170	Deutsche Bank AG	7/21/10	(43,106)
EUR	1,471,000	USD	1,820,936	Morgan Stanley & Co.	7/21/10	(21,944)
EUR	2,057,900	USD	2,528,377	Citibank, N.A.	7/21/10	(11,623)
EUR	1,655,100	USD	2,035,374	Deutsche Bank AG	7/21/10	(11,233)

BLACKROCK FUNDS	JUNE 30, 2010	7

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,852,000	USD	3,491,872	Citibank, N.A.	7/21/10	$(3,956)
EUR	607,000	USD	736,082	Royal Bank of Scotland Plc	7/21/10	6,262
GBP	3,801,500	USD	5,635,678	Royal Bank of Scotland Plc	7/21/10	44,049
GBP	970,000	USD	1,400,172	Citibank, N.A.	7/21/10	49,081
GBP	6,058,000	USD	8,982,239	Citibank, N.A.	7/21/10	68,869
GBP	5,694,000	USD	8,429,130	Deutsche Bank AG	7/21/10	78,134
SEK	11,675,000	USD	1,535,043	Deutsche Bank AG	7/21/10	(37,754)
SEK	7,455,000	USD	981,814	Morgan Stanley & Co.	7/21/10	(25,729)
SEK	5,049,000	USD	648,688	Deutsche Bank AG	7/21/10	(1,166)
SEK	22,600,000	USD	2,880,454	Royal Bank of Scotland Plc	7/21/10	17,938
SEK	63,166,000	USD	7,926,613	Citibank, N.A.	7/21/10	174,264
USD	1,416,915	CHF	1,542,000	Deutsche Bank AG	7/21/10	(14,179)
USD	3,025,361	CHF	3,274,000	Deutsche Bank AG	7/21/10	(13,162)
USD	907,609	CHF	983,000	UBS AG	7/21/10	(4,690)
USD	32,137	CHF	37,000	Citibank, N.A.	7/21/10	(2,202)
USD	45,274	CHF	51,000	Morgan Stanley & Co.	7/21/10	(2,058)
USD	52,470,193	CHF	56,537,000	Citibank, N.A.	7/21/10	(477)
USD	1,799,062	EUR	1,493,000	Royal Bank of Scotland Plc	7/21/10	(26,835)
USD	498,889	EUR	403,000	UBS AG	7/21/10	6,032
USD	1,159,613	EUR	942,000	UBS AG	7/21/10	7,574
USD	3,422,192	EUR	2,789,000	Morgan Stanley & Co.	7/21/10	11,323
USD	1,670,853	EUR	1,353,500	UBS AG	7/21/10	15,560
USD	2,413,459	EUR	1,911,000	Morgan Stanley & Co.	7/21/10	76,360
USD	1,434,270	EUR	1,083,000	Morgan Stanley & Co.	7/21/10	109,791
USD	1,761,536	EUR	1,333,000	Citibank, N.A.	7/21/10	131,314
USD	2,095,703	EUR	1,568,000	Deutsche Bank AG	7/21/10	178,083
USD	56,233,358	EUR	42,250,000	Citibank, N.A.	7/21/10	4,562,790
USD	1,283,252	GBP	873,000	Citibank, N.A.	7/21/10	(21,075)
USD	1,107,749	GBP	747,000	Deutsche Bank AG	7/21/10	(8,325)
USD	233,146	GBP	161,000	Citibank, N.A.	7/21/10	(7,400)
USD	1,406,062	GBP	928,000	Citibank, N.A.	7/21/10	19,560
USD	1,671,660	GBP	1,100,000	Citibank, N.A.	7/21/10	28,177
USD	42,199,838	GBP	27,532,000	Deutsche Bank AG	7/21/10	1,064,960
USD	374,785	HKD	2,915,000	Deutsche Bank AG	7/21/10	401
USD	608,234	SEK	4,437,000	Citibank, N.A.	7/21/10	39,201
USD	14,819,073	SEK	106,570,000	Deutsche Bank AG	7/21/10	1,151,744
USD	1,556,728	GBP	1,067,000	Deutsche Bank AG	7/28/10	(37,442)
USD	1,465,548	GBP	1,005,000	Deutsche Bank AG	7/28/10	(35,990)

Total						$8,554,746

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Biotechnology	$179,712,570	—	—	$179,712,570
Food Products	1,924,230	—	—	1,924,230
Health Care Equipment & Supplies	167,799,127	$12,457,665	—	180,256,792
Health Care Providers & Services	392,039,446	35,302,543	—	427,341,989
Health Care Technology	8,875,930	—	—	8,875,930
Industrial Conglomerates	—	7,507,340	—	7,507,340
Life Sciences Tools & Services	114,828,312	7,537,919	—	122,366,231
Pharmaceuticals	168,221,670	33,395,424	—	201,617,094
Short-Term Securities	30,698,210	34,198,050	—	64,896,260

Total	$1,064,099,495	$130,398,941	—	$1,194,498,436

8	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$8,985,726	—	$8,985,726
Liabilities:
Equity contracts	$(2,253,139)	—	—	(2,253,139)
Foreign currency exchange contracts	—	(430,980)	—	(430,980)

Total	$(2,253,139)	$8,554,746	—	$6,301,607

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK FUNDS	JUNE 30, 2010	9

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Austria — 0.4%
Erste Group Bank AG	211,000	$6,694,674

Belgium — 0.6%
Anheuser-Busch InBev NV	206,400	9,923,997

Bermuda — 0.6%
Tyco Electronics Ltd.	380,400	9,654,552

Brazil — 2.2%
Banco Santander (Brasil) SA - ADR	282,500	2,918,225
BM&FBOVESPA SA	517,200	3,352,487
Cia de Bebidas DAS Americas	39,600	3,999,996
Cia Energetica de Minas Gerais SA - ADR(a)	505,125	7,410,184
Hypermarcas SA(b)	670,800	8,603,335
Vale SA - ADR(a)	456,800	11,123,080

		37,407,307

Canada — 12.4%
Barrick Gold Corp.	325,100	14,756,312
Baytex Energy Trust	333,200	9,953,276
Bombardier, Inc. - Class B	3,167,200	14,399,745
Canadian National Railway Co.	218,600	12,528,097
Canadian Natural Resources Ltd.	484,900	16,092,731
Canadian Pacific Railway Ltd.	193,000	10,344,822
Cenovus Energy, Inc.	520,800	13,404,650
Crescent Point Energy Corp.	333,400	11,637,916
Eldorado Gold Corp.	706,900	12,669,815
Enbridge, Inc.	195,600	9,109,810
Magna International, Inc. - Class A	143,300	9,452,068
Niko Resources Ltd.	75,900	7,059,188
Pacific Rubiales Energy Corp.(b)	430,400	9,646,653
Pan American Silver Corp.	503,300	12,723,424
Royal Bank of Canada	169,900	8,091,616
Silver Wheaton Corp.(b)	428,300	8,608,830
Suncor Energy, Inc.	198,900	5,853,682
Teck Resources Ltd. - Class B(a)	212,000	6,270,960
The Toronto-Dominion Bank	119,000	7,710,883
TransCanada Corp.	264,600	8,851,069

		209,165,547

China — 1.7%
China Construction Bank Corp. - H Shares	9,734,800	7,836,646
China Merchants Bank Co. Ltd. - H Shares	3,721,200	8,902,229
Focus Media Holding Ltd. - ADR(a)(b)	388,500	6,033,405
Want Want China Holdings Ltd.	7,434,600	6,240,772

		29,013,052

Denmark — 1.2%
FLSmidth & Co. A/S	236,300	15,380,806
TrygVesta A/S	104,800	5,521,373

		20,902,179

Finland — 0.5%
Fortum Oyj	387,500	8,505,914

France — 4.0%
AXA SA	260,800	3,984,275
BNP Paribas	148,370	7,982,441
Cap Gemini SA	156,600	6,882,521
GDF SUEZ	322,700	9,181,028
Société Generale	139,000	5,719,713
Total SA	431,800	19,275,082
Unibail-Rodamco SE	41,100	6,698,581
Vivendi	355,800	7,230,615

		66,954,256

Germany — 7.9%
Bayerische Motoren Werke AG	173,600	8,432,909
Deutsche Boerse AG	44,400	2,697,462
Deutsche Lufthansa AG(b)	1,023,400	14,148,037
Deutsche Post AG	893,100	13,021,546
Deutsche Telekom AG	724,600	8,554,332
Fresenius Medical Care AG & Co. KGaA	266,200	14,362,734
Gerry Weber International AG	181,332	5,283,647
Merck KGaA	177,800	13,001,215
RWE AG	184,300	12,059,863
SAP AG - ADR(a)	237,900	10,538,970
Siemens AG	187,100	16,734,210
Software AG	39,400	4,050,112
Volkswagen AG - Preference Shares	109,548	9,612,927

		132,497,964

Gibraltar — 0.1%
PartyGaming Plc(b)	730,000	2,345,618

Hong Kong — 3.5%
Cheung Kong (Holdings) Ltd.	1,005,300	11,601,946
China Mobile Ltd.	733,600	7,290,406
CNOOC Ltd. - ADR(a)	44,300	7,538,531
Hang Seng Bank Ltd.	297,900	3,983,016
Melco Crown Entertainment Ltd. - ADR(a)(b)	1,725,400	6,452,996
New World Development Ltd.	4,156,700	6,748,193
Orient Overseas International Ltd.(b)	966,200	6,906,731
REXLot Holdings Ltd.	38,400,700	3,514,328
Wing Hang Bank Ltd.	457,400	4,465,781

		58,501,928

India — 1.2%
HDFC Bank Ltd.	197,800	8,083,698
State Bank of India Ltd.	171,100	8,361,219
Sterlite Industries India Ltd. - ADR	239,200	3,406,208

		19,851,125

Indonesia — 0.5%
Adaro Energy Tbk PT	41,828,900	9,085,418

Israel — 0.4%
Teva Pharmaceutical Industries Ltd. - ADR	132,900	6,909,471

Italy — 1.6%
Benetton Group SpA	566,400	3,778,154
Fondiaria-Sai SpA	426,100	3,988,344
Intesa Sanpaolo SpA	3,156,800	8,314,074
Parmalat SpA	2,612,000	6,071,153
UniCredit SpA	2,290,859	5,067,475

		27,219,200

Japan — 15.4%
Air Water, Inc.	558,700	6,100,029
Amada Co. Ltd.	1,535,200	10,091,260
Asahi Breweries Ltd.	349,200	5,915,811
Bridgestone Corp.	527,000	8,333,018
Canon, Inc.	205,300	7,651,418
The Chiba Bank Ltd.	790,800	4,774,143
DA Office Investment Corp.	575	1,276,364
Hitachi High-Technologies Corp.	312,000	5,731,719
Honda Motor Co. Ltd.	395,400	11,614,023
Hoya Corp.	365,900	7,785,501
ITOCHU Corp.	1,434,000	11,210,245
Japan Prime Realty Investment Corp.	670	1,411,342
Japan Tobacco, Inc.	3,570	11,106,615

10	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
JSR Corp.	466,400	$7,834,482
Kamigumi Co. Ltd.	649,200	4,981,462
KDDI Corp.	1,160	5,529,355
Konica Minolta Holdings, Inc.	818,200	7,871,308
Marubeni Corp.	2,253,700	11,553,373
Matsui Securities Co. Ltd.	436,500	2,665,182
Mitsubishi UFJ Financial Group, Inc.	1,627,900	7,391,817
Mizuho Securities Co. Ltd.	1,531,400	3,414,286
Nikon Corp.	432,900	7,460,520
Nippon Yusen Kabushiki Kaisha	2,739,200	9,982,387
Nomura Holdings, Inc.	1,188,000	6,490,619
NSK Ltd.	2,711,600	18,832,423
NTT Data Corp.	2,920	10,778,278
Panasonic Corp.	525,100	6,556,847
Sumitomo Heavy Industries Ltd.	1,669,800	9,797,623
Sumitomo Mitsui Financial Group, Inc.	290,000	8,207,686
T&D Holdings, Inc.	403,000	8,617,101
Tokio Marine Holdings, Inc.	300,800	7,907,986
West Japan Railway Co.	2,120	7,752,562
Zeon Corp.	2,329,800	13,651,099

		260,277,884

Malaysia — 1.1%
AMMB Holdings Berhad	4,747,600	7,276,168
CIMB Group Holdings Berhad	5,412,400	11,653,291

		18,929,459

Mexico — 1.0%
Fomento Economico Mexicano SAB de CV - ADR	198,200	8,552,330
Grupo Mexico SA - Series B	3,575,900	8,488,340

		17,040,670

Netherlands — 3.4%
Aegon NV(b)	1,425,100	7,569,901
Corio NV	30,439	1,478,151
Koninklijke KPN NV	519,600	6,623,104
Royal Dutch Shell Plc - A Shares	1,329,700	33,425,620
VimpelCom Ltd. - ADR(b)	440,800	7,132,144
Wereldhave NV	14,200	1,053,754

		57,282,674

Philippines — 0.3%
Philippine Long Distance Telephone Co. - ADR(a)	104,200	5,311,074

Singapore — 1.7%
CapitaLand Ltd.	1,629,700	4,155,643
DBS Group Holdings Ltd.	651,600	6,323,705
Singapore Telecommunications Ltd.	3,525,800	7,622,476
Straits Asia Resources Ltd.	7,314,000	10,334,735

		28,436,559

South Africa — 1.3%
AngloGold Ashanti Ltd. - ADR	223,200	9,637,776
MTN Group Ltd.	418,200	5,480,575
Naspers Ltd. - N Shares	177,900	5,990,869

		21,109,220

South Korea — 0.5%
Samsung Electronics Co. Ltd.	13,300	8,341,949

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	645,600	6,651,586
Banco Santander SA	1,239,100	12,993,464
Inditex SA	114,400	6,523,259
Telefonica SA	522,500	9,679,172

		35,847,481

Sweden — 1.0%
Nordea Bank AB	819,700	6,759,381
Svenska Cellulosa AB - B Shares	795,200	9,352,621

		16,112,002

Switzerland — 6.0%
Alcon, Inc.	43,100	6,386,989
Clariant AG(b)	1,008,400	12,768,770
Credit Suisse Group AG	167,800	6,308,817
GAM Holding Ltd.(b)	151,700	1,639,350
Givaudan SA - Registered Shares	9,600	8,153,595
Julius Baer Group Ltd.	281,400	8,023,442
Nestle SA	429,800	20,724,454
Novartis AG	268,200	12,997,811
Swiss Life Holding AG(b)	76,100	7,273,095
Swiss Reinsurance Co. Ltd.	145,400	5,974,231
UBS AG(b)	390,700	5,175,922
Zurich Financial Services AG	23,400	5,157,679

		100,584,155

Taiwan — 2.9%
AU Optronics Corp. - ADR(a)	849,258	7,541,411
China Airlines Ltd.(b)	16,094,515	8,196,227
Chunghwa Telecom Co. Ltd. - ADR	378,109	7,444,966
Hon Hai Precision Industry Co. Ltd.(b)	1,576,700	5,526,605
Mega Financial Holding Co. Ltd.	8,087,300	4,318,139
Siliconware Precision Industries Co. - ADR(a)	1,131,700	6,054,595
Taishin Financial Holdings Co. Ltd.(b)	7	3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	967,400	9,441,824

		48,523,770

Thailand — 0.8%
Bangkok Bank Public Co. Ltd.	1,097,900	4,117,462
Banpu Public Co. Ltd.	496,200	9,159,945

		13,277,407

United Kingdom — 14.3%
Aegis Group Plc	3,509,300	5,562,467
Antofagasta Plc	943,400	10,976,106
ARM Holdings Plc	1,677,400	6,942,557
Barclays Plc	2,217,200	8,849,952
British Airways Plc(b)	4,557,400	13,240,473
Britvic Plc	1,521,900	10,785,321
Cairn Energy Plc(b)	1,545,500	9,494,631
Domino’s Pizza UK & IRL Plc	1,266,000	7,152,690
Firstgroup Plc	2,099,600	11,396,977
GKN Plc(b)	5,701,200	9,809,231
GlaxoSmithKline Plc	541,500	9,195,127
HSBC Holdings Plc	1,649,899	15,072,969
Imperial Tobacco Group Plc	612,200	17,105,265
Inchcape Plc(b)	1,579,120	5,770,108
InterContinental Hotels Group Plc	404,404	6,373,445
International Power Plc	1,432,700	6,399,833
National Grid Plc	1,401,700	10,233,752
Next Plc	189,400	5,646,859
Royal Bank of Scotland Group Plc(b)	14,287,800	8,701,552
Tesco Plc	1,772,500	9,999,393
Tullow Oil Plc	565,700	8,414,954

BLACKROCK FUNDS	JUNE 30, 2010	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United Kingdom (concluded)
Unilever Plc	377,900	$10,102,018
Vedanta Resources Plc	331,600	10,418,652
Vodafone Group Plc	3,352,500	6,907,792
Vodafone Group Plc - ADR(a)	342,100	7,071,207
WPP Plc	980,500	9,236,775

		240,860,106

United States — 0.3%
NII Holdings, Inc.(b)	176,200	5,730,024

Total Common Stocks — 90.9%		1,532,296,636

Preferred Stocks
Netherlands — 0.5%
ING Groep NV(b)	1,078,300	7,979,992

Warrant
Italy — 0.0%
Unione di Banche Italiane ScpA (issued/exercisable 5/18/09, 1 share for 20 warrants, Expires 6/30/11, strike price 12.30 EUR)(b)	261,800	5,250

Total Long-Term Investments (Cost — $1,598,648,813) — 91.4%		1,540,281,878

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	114,700,265	114,700,265
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	50,734,175	50,734,175

Total Short-Term Securities (Cost — $165,434,440) — 9.8%		165,434,440

Total Investments (Cost — $1,764,083,253*) — 101.2%		1,705,716,318
Liabilities in Excess of Other Assets — (1.2)%		(20,641,813)

Net Assets — 100.0%		$1,685,074,505

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,779,306,098

Gross unrealized appreciation	$103,480,701
Gross unrealized depreciation	(177,070,481)

Net unrealized depreciation	$(73,589,780)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	46,629,861	68,070,404	114,700,265	$248	$78,976
BlackRock Liquidity Series, LLC Money Market Series	28,573,500	22,160,675	50,734,175	—	$47,192

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	31,331,302	USD	17,391,786	Royal Bank of Scotland Plc	7/02/10	$(33,724)
BRL	32,720,288	USD	17,582,100	Royal Bank of Scotland Plc	7/02/10	537,754
DKK	31,275,000	USD	5,138,337	Citibank, N.A.	7/02/10	(4,175)
DKK	63,627,000	USD	10,413,414	UBS AG	7/02/10	31,711
HKD	4,068,000	USD	522,483	Citibank, N.A.	7/02/10	(67)
HKD	1,145,000	USD	147,083	Citibank, N.A.	7/02/10	(42)
USD	18,162,802	BRL	32,720,288	Goldman Sachs & Co.	7/02/10	35,219
USD	17,582,100	BRL	31,331,302	Goldman Sachs & Co.	7/02/10	224,038
USD	1,605,129	EUR	1,316,000	Citibank, N.A.	7/02/10	(4,145)
USD	177,834	GBP	119,000	Deutsche Bank AG	7/02/10	36
USD	9,124,558	EUR	7,421,000	Citibank, N.A.	7/14/10	49,178
AUD	78,093,000	USD	71,068,457	UBS AG	7/21/10	(5,501,871)

12	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,291,000	USD	3,889,929	Royal Bank of Scotland Plc	7/21/10	$(287,222)
AUD	21,666,000	USD	18,213,696	UBS AG	7/21/10	(23,005)
AUD	3,010,000	USD	2,473,224	UBS AG	7/21/10	53,961
CAD	37,349,000	USD	37,147,955	Citibank, N.A.	7/21/10	(2,068,145)
CAD	5,461,000	USD	5,306,883	Deutsche Bank AG	7/21/10	(177,673)
CHF	144,000	USD	124,445	Deutsche Bank AG	7/21/10	9,198
CHF	1,620,000	USD	1,462,412	Citibank, N.A.	7/21/10	41,072
CHF	1,649,000	USD	1,473,577	Royal Bank of Scotland Plc	7/21/10	56,822
CHF	2,615,000	USD	2,352,461	Royal Bank of Scotland Plc	7/21/10	74,460
CHF	2,234,000	USD	1,950,502	Citibank, N.A.	7/21/10	122,821
CHF	5,591,000	USD	4,948,282	Morgan Stanley & Co.	7/21/10	240,594
CHF	8,858,000	USD	7,770,605	Royal Bank of Scotland Plc	7/21/10	450,298
DKK	37,110,000	USD	6,399,700	UBS AG	7/21/10	(307,284)
DKK	50,866,000	USD	8,555,484	Royal Bank of Scotland Plc	7/21/10	(204,720)
EUR	8,804,000	USD	11,165,163	Royal Bank of Scotland Plc	7/21/10	(398,117)
EUR	2,905,000	USD	3,646,754	Deutsche Bank AG	7/21/10	(94,020)
EUR	1,393,000	USD	1,753,397	Morgan Stanley & Co.	7/21/10	(49,797)
EUR	4,752,000	USD	5,839,125	Citibank, N.A.	7/21/10	(27,562)
EUR	1,392,000	USD	1,723,143	Morgan Stanley & Co.	7/21/10	(20,766)
EUR	1,445,000	USD	1,781,906	Deutsche Bank AG	7/21/10	(14,712)
EUR	5,132,000	USD	6,283,410	Citibank, N.A.	7/21/10	(7,118)
EUR	3,520,000	USD	4,268,549	Royal Bank of Scotland Plc	7/21/10	36,313
GBP	12,473,000	USD	19,021,762	Morgan Stanley & Co.	7/21/10	(386,162)
GBP	6,288,000	USD	9,655,771	Citibank, N.A.	7/21/10	(261,026)
GBP	119,000	USD	177,831	Deutsche Bank AG	7/21/10	(35)
GBP	719,000	USD	1,066,066	Citibank, N.A.	7/21/10	8,174
GBP	3,471,000	USD	5,010,305	Citibank, N.A.	7/21/10	175,630
HKD	271,135,000	USD	34,848,273	Morgan Stanley & Co.	7/21/10	(25,453)
HKD	60,076,000	USD	7,735,092	Royal Bank of Scotland Plc	7/21/10	(19,321)
HKD	16,407,800	USD	2,109,963	Citibank, N.A.	7/21/10	(2,652)
HKD	49,447,000	USD	6,347,794	Royal Bank of Scotland Plc	7/21/10	2,858
JPY	3,500,000	USD	38,834	Citibank, N.A.	7/21/10	766
JPY	56,132,000	USD	618,977	UBS AG	7/21/10	16,108
JPY	409,687,000	USD	4,559,495	UBS AG	7/21/10	75,762
JPY	753,485,000	USD	8,382,347	Citibank, N.A.	7/21/10	142,688
JPY	1,668,950,000	USD	18,668,345	Citibank, N.A.	7/21/10	214,391
JPY	1,280,010,000	USD	14,267,084	Morgan Stanley & Co.	7/21/10	215,129
JPY	953,400,000	USD	10,366,086	Deutsche Bank AG	7/21/10	420,816
JPY	4,000,000,000	USD	43,726,838	Royal Bank of Scotland Plc	7/21/10	1,529,725
MXN	156,639,000	USD	12,708,514	Citibank, N.A.	7/21/10	(623,149)
MXN	608,000	USD	48,681	Citibank, N.A.	7/21/10	(1,771)
NOK	92,784,000	USD	15,672,669	Citibank, N.A.	7/21/10	(1,431,061)
NZD	4,439,000	USD	2,988,912	Royal Bank of Scotland Plc	7/21/10	51,230
PLN	109,987,000	USD	37,423,910	Deutsche Bank AG	7/21/10	(5,050,501)
SEK	137,878,000	USD	19,223,709	Citibank, N.A.	7/21/10	(1,541,210)
SEK	2,501,000	USD	328,834	Deutsche Bank AG	7/21/10	(8,088)
SGD	30,408,000	USD	22,180,693	Deutsche Bank AG	7/21/10	(448,099)
SGD	12,500,000	USD	8,865,877	Morgan Stanley & Co.	7/21/10	67,872
USD	10,591,111	AUD	12,650,000	UBS AG	7/21/10	(29,781)
USD	27,721,847	AUD	31,875,000	Goldman Sachs & Co.	7/21/10	959,718
USD	994,903	CAD	1,019,000	Deutsche Bank AG	7/21/10	37,814
USD	1,757,702	CAD	1,830,000	UBS AG	7/21/10	38,886
USD	3,875,358	CAD	4,078,000	UBS AG	7/21/10	45,122
USD	2,580,327	CAD	2,665,000	UBS AG	7/21/10	77,242
USD	2,897,525	CAD	2,990,000	UBS AG	7/21/10	89,187
USD	4,246,431	CAD	4,369,000	UBS AG	7/21/10	142,876
USD	8,935,077	CAD	9,258,000	UBS AG	7/21/10	239,560
USD	4,736,047	CAD	4,763,000	Royal Bank of Scotland Plc	7/21/10	262,430
USD	7,132,293	CAD	7,301,000	UBS AG	7/21/10	274,875
USD	34,127,865	CAD	35,365,000	Citibank, N.A.	7/21/10	911,514
USD	4,153,651	CHF	4,740,500	Citibank, N.A.	7/21/10	(245,896)
USD	2,538,167	CHF	2,749,000	UBS AG	7/21/10	(13,116)
USD	34,507,432	CHF	37,182,000	Citibank, N.A.	7/21/10	(314)
USD	1,248,491	CHF	1,339,000	UBS AG	7/21/10	5,796
USD	10,414,005	DKK	63,627,000	UBS AG	7/21/10	(31,756)
USD	5,138,305	DKK	31,275,000	Citibank, N.A.	7/21/10	3,831
USD	7,138,197	DKK	39,964,000	Citibank, N.A.	7/21/10	577,234
USD	763,167	EUR	571,000	Deutsche Bank AG	7/21/10	64,850
USD	3,647,140	EUR	2,905,000	Deutsche Bank AG	7/21/10	94,406
USD	18,137,762	EUR	13,693,000	Deutsche Bank AG	7/21/10	1,391,606
USD	51,553,678	EUR	38,734,000	Citibank, N.A.	7/21/10	4,183,080
USD	4,232,980	GBP	2,939,000	Deutsche Bank AG	7/21/10	(158,106)
USD	6,056,653	GBP	4,145,000	UBS AG	7/21/10	(136,288)
USD	3,423,555	GBP	2,374,000	Deutsche Bank AG	7/21/10	(123,380)
USD	4,608,203	GBP	3,121,000	Royal Bank of Scotland Plc	7/21/10	(54,805)
USD	1,119,977	GBP	761,000	Morgan Stanley & Co.	7/21/10	(17,015)
USD	1,788,397	GBP	1,206,000	UBS AG	7/21/10	(13,458)

BLACKROCK FUNDS	JUNE 30, 2010	13

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	428,762	GBP	289,000	UBS AG	7/21/10	$(3,026)
USD	2,266,620	GBP	1,500,000	UBS AG	7/21/10	25,507
USD	2,999,871	GBP	1,985,000	Deutsche Bank AG	7/21/10	34,132
USD	1,574,514	GBP	1,018,000	Citibank, N.A.	7/21/10	53,546
USD	592,361	HKD	4,613,500	UBS AG	7/21/10	(167)
USD	474,673	HKD	3,697,000	Citibank, N.A.	7/21/10	(146)
USD	4,864,948	HKD	37,878,000	Citibank, N.A.	7/21/10	144
USD	4,595,230	HKD	35,761,000	UBS AG	7/21/10	2,319
USD	834,219	HKD	6,471,000	Deutsche Bank AG	7/21/10	3,126
USD	78,297,735	JPY	7,369,054,000	Citibank, N.A.	7/21/10	(5,076,780)
USD	8,433,305	JPY	770,853,000	Morgan Stanley & Co.	7/21/10	(288,234)
USD	2,650,171	JPY	249,424,000	UBS AG	7/21/10	(171,848)
USD	2,155,128	JPY	202,554,000	UBS AG	7/21/10	(136,597)
USD	82,380	JPY	7,516,000	Morgan Stanley & Co.	7/21/10	(2,657)
USD	5,603,873	NOK	36,250,000	UBS AG	7/21/10	39,786
USD	1,601,486	NZD	2,260,000	UBS AG	7/21/10	53,677
ZAR	126,223,000	USD	16,697,454	UBS AG	7/21/10	(313,623)
USD	9,104,061	CAD	9,345,000	UBS AG	7/28/10	327,205
USD	31,556,353	BRL	17,582,100	Goldman Sachs & Co.	8/03/10	(227,394)

Total						$(11,242,987)

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
935	S&P 500 EMINI	September 2010	$47,993,550	$(1,437,801)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Austria	—	$6,694,674	—	$6,694,674
Belgium	—	9,923,997	—	9,923,997
Bermuda	$9,654,552	—	—	9,654,552
Brazil	37,407,307	—	—	37,407,307
Canada	209,165,547	—	—	209,165,547
China	6,033,405	22,979,647	—	29,013,052
Denmark	15,380,806	5,521,373	—	20,902,179
Finland	—	8,505,914	—	8,505,914
France	—	66,954,256	—	66,954,256
Germany	10,538,970	121,958,994	—	132,497,964
Gibralter	—	2,345,618	—	2,345,618
Hong Kong	13,991,527	44,510,401	—	58,501,928
India	3,406,208	16,444,917	—	19,851,125
Indonesia	—	9,085,418	—	9,085,418
Israel	6,909,471	—	—	6,909,471
Italy	—	27,219,200	—	27,219,200
Japan	11,614,023	248,663,861	—	260,277,884
Malaysia	—	18,929,459	—	18,929,459
Mexico	17,040,670	—	—	17,040,670
Netherlands	7,132,144	50,150,530	—	57,282,674
Philippines	5,311,074	—	—	5,311,074
Singapore	—	28,436,559	—	28,436,559
South Africa	9,637,776	11,471,444	—	21,109,220
South Korea	—	8,341,949	—	8,341,949
Spain	—	35,847,481	—	35,847,481
Sweden	—	16,112,002	—	16,112,002
Switzerland	6,386,989	94,197,166	—	100,584,155
Taiwan	30,482,796	18,040,974	—	48,523,770
Thailand	—	13,277,407	—	13,277,407
United Kingdom	7,071,207	233,788,899	—	240,860,106
United States	5,730,024	—	—	5,730,024
Preferred Stock:
Netherlands	—	7,979,992	—	7,979,992
Warrant	5,250	—	—	5,250
Short-Term Securities	114,700,265	50,734,175	—	165,434,440

Total	$527,600,011	$1,178,116,307	—	$1,705,716,318

14	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$14,824,093	—	$14,824,093
Liabilities:
Equity contracts	$(1,437,801)	—	—	(1,437,801)
Foreign currency exchange contracts	—	(26,067,080)	—	(26,067,080)

Total	$(1,437,801)	$(11,242,987)	—	$(12,680,788)

[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	JUNE 30, 2010	15

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology — 0.8%
Biogen Idec, Inc.(a)	15,800	$749,710
Genzyme Corp.(a)	10,700	543,239

		1,292,949

Building Products — 0.6%
Asahi Glass Co. Ltd.	99,300	932,410

Communications Equipment — 11.2%
Acme Packet, Inc.(a)	22,500	604,800
Anaren, Inc.(a)	17,700	264,438
Blue Coat Systems, Inc.(a)	35,900	733,437
Brocade Communications Systems, Inc.(a)	75,400	389,064
Cisco Systems, Inc.(a)	215,500	4,592,305
F5 Networks, Inc.(a)	34,700	2,379,379
JDS Uniphase Corp.(a)	64,400	633,696
Juniper Networks, Inc.(a)	55,300	1,261,946
Meru Networks, Inc.(a)	5,900	69,974
Motorola, Inc.(a)	111,100	724,372
Nokia Oyj - ADR	65,100	530,565
Polycom, Inc.(a)	40,800	1,215,432
QUALCOMM, Inc.	84,700	2,781,548
Research In Motion Ltd.(a)	21,400	1,054,164
Tellabs, Inc.	86,000	549,540

		17,784,660

Computers & Peripherals — 15.0%
Apple, Inc.(a)	49,100	12,350,123
Compellent Technologies, Inc.(a)	31,600	382,992
Dell, Inc.(a)	76,000	916,560
EMC Corp.(a)	172,800	3,162,240
Hewlett-Packard Co.	76,400	3,306,592
NetApp, Inc.(a)	56,600	2,111,746
QLogic Corp.(a)	27,800	462,036
Teradata Corp.(a)	36,500	1,112,520

		23,804,809

Diversified Telecommunication Services — 0.8%
AT&T Inc.	48,800	1,180,472

Electrical Equipment — 0.2%
Nidec Corp.	3,600	301,382

Electronic Equipment, Instruments & Components — 4.4%
Agilent Technologies, Inc.(a)	37,000	1,051,910
Amphenol Corp. - Class A	28,800	1,131,264
Arrow Electronics, Inc.(a)	20,900	467,115
AU Optronics Corp. - ADR	93,456	829,889
Corning, Inc.	80,900	1,306,535
Fabrinet(a)	26,600	284,620
Hitachi Ltd.(a)	189,200	687,233
Hollysys Automation Technologies Ltd.(a)	39,100	352,291
TTM Technologies, Inc.(a)	49,200	467,400
Vishay Intertechnology, Inc.(a)	58,600	453,564

		7,031,821

Health Care Equipment & Supplies — 2.1%
Alcon, Inc.	8,300	1,229,977
Medtronic, Inc.	29,000	1,051,830
St. Jude Medical, Inc.(a)	28,200	1,017,738

		3,299,545

Household Durables — 0.4%
Panasonic Corp.	49,200	614,353

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(a)	12,700	1,387,602
priceline.com, Inc.(a)	3,000	529,620

		1,917,222

Internet Software & Services — 6.9%
Art Technology Group, Inc.(a)	87,900	300,618
Baidu, Inc. - ADR(a)	11,400	776,112
eBay, Inc.(a)	98,100	1,923,741
Google, Inc. - Class A(a)	9,000	4,004,550
Open Text Corp.(a)	20,900	784,586
VeriSign, Inc.(a)	44,900	1,192,095
Yahoo!, Inc.(a)	143,300	1,981,839

		10,963,541

IT Services — 7.4%
Accenture Plc - Class A	31,900	1,232,935
Amdocs Ltd.(a)	30,100	808,185
Automatic Data Processing, Inc.	30,400	1,223,904
Cognizant Technology Solutions Corp. - Class A(a)	39,900	1,997,394
Convergys Corp.(a)	71,300	699,453
International Business Machines Corp.	40,600	5,013,288
The Western Union Co.	49,500	738,045

		11,713,204

Life Sciences Tools & Services — 1.2%
Millipore Corp.(a)	9,500	1,013,175
Thermo Fisher Scientific, Inc.(a)	17,400	853,470

		1,866,645

Office Electronics — 1.1%
Konica Minolta Holdings, Inc.	81,800	786,938
Xerox Corp.	127,000	1,021,080

		1,808,018

Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	35,100	875,394
Novartis AG	23,800	1,153,423

		2,028,817

Semiconductors & Semiconductor Equipment — 20.7%
Advanced Semiconductor Engineering, Inc.	358,300	282,114
Altera Corp.	59,800	1,483,638
Applied Materials, Inc.	132,100	1,587,842
Applied Micro Circuits Corp.(a)	56,200	588,976
ARM Holdings Plc	160,200	663,049
ASM Pacific Technology Ltd.	38,000	295,211
Atheros Communications, Inc.(a)	20,200	556,308
Avago Technologies Ltd.(a)	24,500	515,970
Broadcom Corp. - Class A	95,800	3,158,526
Cavium Networks, Inc.(a)	25,600	670,464
Hynix Semiconductor, Inc.(a)	42,300	855,013
Intel Corp.	281,500	5,475,175
KLA-Tencor Corp.	28,500	794,580
Lam Research Corp.(a)	36,900	1,404,414
Marvell Technology Group Ltd.(a)	123,700	1,949,512
MaxLinear, Inc. - Class A(a)	24,900	348,102
MEMC Electronic Materials, Inc.(a)(b)	75,700	747,916
Micron Technology, Inc.(a)	86,800	736,932
Netlogic Microsystems, Inc.(a)	26,300	715,360
Novellus Systems, Inc.(a)	55,800	1,415,088
NVIDIA Corp.(a)	3,800	38,798
PMC-Sierra, Inc.(a)	94,800	712,896
Samsung Electronics Co. Ltd.	1,300	815,378
Shinko Electric Industries Co. Ltd.	60,200	782,320

16	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment (concluded)
Siliconware Precision Industries Co. - ADR	104,600	$559,610
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	93,600	913,536
Teradyne, Inc.(a)	67,600	659,100
Texas Instruments, Inc.	145,000	3,375,600
Xilinx, Inc.	26,200	661,812

		32,763,240

Software — 18.4%
Adobe Systems, Inc.(a)	27,700	732,111
ArcSight, Inc.(a)	20,500	458,995
Ariba, Inc.(a)	69,300	1,103,949
AsiaInfo Holdings, Inc.(a)	52,500	1,147,650
Autodesk, Inc.(a)	23,600	574,896
BMC Software, Inc.(a)	44,500	1,541,035
CA, Inc.	59,200	1,089,280
Check Point Software Technologies(a)	22,000	648,560
Citrix Systems, Inc.(a)	40,300	1,701,869
Compuware Corp.(a)	107,400	857,052
Fortinet, Inc.(a)	15,000	246,600
Intuit, Inc.(a)	34,700	1,206,519
McAfee, Inc.(a)	22,000	675,840
Microsoft Corp.	189,800	4,367,298
Oracle Corp.	161,800	3,472,228
Progress Software Corp.(a)	38,200	1,147,146
Red Hat, Inc.(a)	63,200	1,829,008
SAP AG - ADR	24,100	1,067,630
Sybase, Inc.(a)	33,200	2,146,712
Symantec Corp.(a)	56,300	781,444
Taleo Corp. - Class A(a)	36,500	886,585
VMware, Inc. - Class A(a)(b)	23,300	1,458,347

		29,140,754

Wireless Telecommunication Services — 1.7%
American Tower Corp. - Class A(a)	32,100	1,428,450
VimpelCom Ltd. - ADR(a)	76,700	1,241,006

		2,669,456

Total Long-Term Investments (Cost — $135,812,941) — 95.4%		151,113,298

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	7,965,172	7,965,172
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	2,055,000	2,055,000

Total Short-Term Securities (Cost — $10,020,172) — 6.3%		10,020,172

Total Investments (Cost — $145,833,113*) — 101.7%		161,133,470
Liabilities in Excess of Other Assets — (1.7)%		(2,675,580)

Net Assets — 100.0%		$158,457,890

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$151,852,752

Gross unrealized appreciation	$18,086,720
Gross unrealized depreciation	(8,806,002)

Net unrealized appreciation	$9,280,718

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,712,245	3,252,927	7,965,172	$18	$5,783
BlackRock Liquidity Series, LLC Money Market Series	1,019,600	1,035,400	2,055,000	—	$3,052

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	JUNE 30, 2010	17

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000	USD	2,536	Royal Bank of Scotland Plc	7/21/10	$(91)
JPY	30,845,000	USD	340,133	UBS AG	7/21/10	8,852
USD	35,386	CHF	41,000	UBS AG	7/21/10	(2,665)
USD	1,219,482	CHF	1,314,000	Citibank, N.A.	7/21/10	(11)
USD	20,155	GBP	14,000	UBS AG	7/21/10	(762)
USD	219,107	GBP	145,000	UBS AG	7/21/10	2,466
USD	401,582	GBP	262,000	Deutsche Bank AG	7/21/10	10,134
USD	4,500,721	JPY	423,589,000	Citibank, N.A.	7/21/10	(291,824)
USD	151,040	JPY	13,575,000	Deutsche Bank AG	7/21/10	(2,550)

Total						$(276,451)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,292,949	—	—	$1,292,949
Building Products	—	$932,410	—	932,410
Communications Equipment	17,784,660	—	—	17,784,660
Computers & Peripherals	23,804,809	—	—	23,804,809
Diversified Telecommunication Services	1,180,472	—	—	1,180,472
Electrical Equipment	—	301,382	—	301,382
Electronic Equipment, Instruments & Components	6,344,588	687,233	—	7,031,821
Health Care Equipment & Supplies	3,299,545	—	—	3,299,545
Household Durables	—	614,353	—	614,353
Internet & Catalog Retail	1,917,222	—	—	1,917,222
Internet Software & Services	10,963,541	—	—	10,963,541
IT Services	11,713,204	—	—	11,713,204
Life Sciences Tools & Services	1,866,645	—	—	1,866,645
Office Electronics	1,021,080	786,938	—	1,808,018
Pharmaceuticals	875,394	1,153,423	—	2,028,817
Semiconductors & Semiconductor Equipment	29,070,155	3,693,085	—	32,763,240
Software	29,140,754	—	—	29,140,754
Wireless Telecommunication Services	2,669,456	—	—	2,669,456
Short-Term Securities	7,965,172	2,055,000	—	10,020,172

Total	$150,909,646	$10,223,824	—	$161,133,470

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$21,452	—	$21,452
Liabilities:
Foreign currency exchange contracts	—	(297,903)	—	(297,903)

Total	—	$(276,451)	—	$(276,451)

[1]	Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

18	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Goodrich Corp.	373,200	$24,724,500
Rockwell Collins, Inc.(a)	424,100	22,532,433

		47,256,933

Air Freight & Logistics — 0.4%
UTi Worldwide, Inc.	928,500	11,494,830

Airlines — 1.2%
AMR Corp.(a)(b)	2,940,500	19,936,590
Continental Airlines, Inc. - Class B(a)(b)	571,800	12,579,600

		32,516,190

Auto Components — 1.1%
The Goodyear Tire & Rubber Co.(b)	1,227,300	12,199,362
Lear Corp.(b)	112,100	7,421,020
Tenneco, Inc.(b)	498,700	10,502,622

		30,123,004

Beverages — 1.2%
Constellation Brands, Inc. - Class A(b)	1,091,700	17,052,354
Dr. Pepper Snapple Group, Inc.	418,700	15,655,193

		32,707,547

Biotechnology — 0.1%
Dendreon Corp.(b)	63,400	2,049,722

Capital Markets — 1.3%
Ameriprise Financial, Inc.	355,800	12,855,054
Greenhill & Co., Inc.	12,800	782,464
TD Ameritrade Holding Corp.(b)	790,600	12,096,180
Waddell & Reed Financial, Inc. - Class A	465,500	10,185,140

		35,918,838

Chemicals — 3.6%
Eastman Chemical Co.	299,100	15,959,976
FMC Corp.	327,000	18,779,610
The Lubrizol Corp.	370,500	29,754,855
Rockwood Holdings, Inc.(b)	667,000	15,134,230
Valspar Corp.	644,000	19,397,280

		99,025,951

Commercial Banks — 4.2%
Comerica, Inc.	671,800	24,742,394
Fifth Third Bancorp	1,437,200	17,663,188
Iberiabank Corp.(a)	239,200	12,314,016
KeyCorp	2,186,500	16,814,185
SunTrust Banks, Inc.	802,400	18,695,920
SVB Financial Group(a)(b)	278,200	11,470,186
Zions Bancorporation(a)	636,600	13,731,462

		115,431,351

Commercial Services & Supplies — 1.4%
The GEO Group, Inc.(b)	977,600	20,285,200
R.R. Donnelley & Sons Co.	1,085,600	17,771,272
		38,056,472
Communications Equipment — 1.7%
F5 Networks, Inc.(b)	248,900	17,067,073
Juniper Networks, Inc.(b)	427,400	9,753,268
Tekelec(b)	684,300	9,060,132
Tellabs, Inc.	1,702,000	10,875,780

		46,756,253

Computers & Peripherals — 0.5%
Lexmark International, Inc. - Class A(b)	405,700	13,400,271

Construction & Engineering — 0.7%
Foster Wheeler AG(b)	875,300	18,433,818

Containers & Packaging — 1.2%
Crown Holdings, Inc.(b)	651,200	16,306,048
Rock-Tenn Co. - Class A	352,700	17,518,609

		33,824,657

Diversified Consumer Services — 0.3%
ITT Educational Services, Inc.(a)(b)	94,500	7,845,390

Electric Utilities — 3.4%
DPL, Inc.	701,200	16,758,680
Edison International	711,600	22,571,952
FirstEnergy Corp.	460,900	16,237,507
Northeast Utilities	582,300	14,837,004
NV Energy, Inc.	2,001,900	23,642,439

		94,047,582

Electrical Equipment — 0.6%
AMETEK, Inc.	413,000	16,581,950

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. - Class A	535,100	21,018,728
Avnet, Inc.(b)	254,300	6,131,173
Jabil Circuit, Inc.	984,100	13,088,530
Plexus Corp.(b)	356,400	9,530,136
Vishay Intertechnology, Inc.(b)	1,112,900	8,613,846

		58,382,413

Energy Equipment & Services — 0.3%
Key Energy Services, Inc.(b)	909,100	8,345,538

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club, Inc.(a)(b)	478,600	17,712,986
SUPERVALU, Inc.	825,800	8,951,672

		26,664,658

Food Products — 3.3%
Bunge Ltd.(a)	223,800	11,008,722
ConAgra Foods, Inc.	584,800	13,637,536
The J.M. Smucker Co.	170,400	10,261,488
McCormick & Co., Inc.	398,600	15,130,856
Mead Johnson Nutrition Co.	231,200	11,587,744
Sara Lee Corp.	1,163,200	16,401,120
Smithfield Foods, Inc.(a)(b)	869,300	12,952,570

		90,980,036

Health Care Equipment & Supplies — 1.7%
The Cooper Cos., Inc.	230,300	9,163,637
Gen-Probe, Inc.(b)	345,844	15,708,234
Hologic, Inc.(b)	336,900	4,693,017
Inverness Medical Innovations, Inc.(b)	89,100	2,375,406
St. Jude Medical, Inc.(b)	193,100	6,968,979
Varian Medical Systems, Inc.(b)	129,300	6,759,804

		45,669,077

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	546,800	17,360,900
Community Health Systems, Inc.(b)	222,100	7,509,201
DaVita, Inc.(b)	240,800	15,035,552
MEDNAX, Inc.(b)	53,900	2,997,379

BLACKROCK FUNDS	JUNE 30, 2010	19

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care Providers & Services (concluded)
Patterson Cos., Inc.	374,100	$10,673,073
Tenet Healthcare Corp.(b)	1,087,200	4,718,448

		58,294,553

Health Care Technology — 0.3%
Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	459,900	7,404,390

Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	414,600	16,107,210
Penn National Gaming, Inc.(b)	565,900	13,072,290
Starwood Hotels & Resorts Worldwide, Inc.	466,600	19,331,238

		48,510,738

Household Durables — 2.5%
Fortune Brands, Inc.	375,000	14,692,500
Jarden Corp.	658,300	17,688,521
Stanley Black & Decker, Inc.	272,240	13,753,565
Toll Brothers, Inc.(b)	509,500	8,335,420
Whirlpool Corp.(a)	150,700	13,234,474

		67,704,480

Household Products — 0.5%
Church & Dwight Co., Inc.	222,900	13,978,059

Industrial Conglomerates — 0.5%
Textron, Inc.(a)	838,800	14,234,436

Insurance — 4.7%
ACE Ltd.	275,900	14,203,332
The Allstate Corp.	625,000	17,956,250
AON Corp.	463,900	17,219,968
Brown & Brown, Inc.	856,100	16,385,754
CNO Financial Group, Inc.(b)	2,047,000	10,132,650
The Hanover Insurance Group, Inc.	264,400	11,501,400
Lincoln National Corp.	604,200	14,676,018
Transatlantic Holdings, Inc.	305,000	14,627,800
XL Capital Ltd. - Class A	702,800	11,251,828

		127,955,000

Internet & Catalog Retail — 0.3%
priceline.com, Inc.(b)	47,100	8,315,034

Internet Software & Services — 0.1%
QuinStreet, Inc.(b)	259,500	2,986,845

IT Services — 1.8%
Convergys Corp.(b)	974,700	9,561,807
Fidelity National Information Services, Inc.	660,700	17,719,974
Global Payments, Inc.	428,500	15,657,390
SAIC, Inc.(b)	424,422	7,104,824

		50,043,995

Life Sciences Tools & Services — 1.0%
Life Technologies Corp.(b)	116,500	5,504,625
Millipore Corp.(b)	114,000	12,158,100
Thermo Fisher Scientific, Inc.(b)	203,500	9,981,675

		27,644,400

Machinery — 4.1%
ArvinMeritor, Inc.(a)(b)	738,200	9,670,420
Bucyrus International, Inc.	569,500	27,022,775
Cummins, Inc.	360,100	23,453,313
Flowserve Corp.	321,100	27,229,280
Snap-On, Inc.	603,400	24,685,094

		112,060,882

Media — 3.0%
DISH Network Corp. - Class A	766,100	13,904,715
DreamWorks Animation SKG, Inc. - Class A(b)	367,300	10,486,415
Gannett Co., Inc.	911,900	12,274,174
The Interpublic Group of Cos., Inc.(a)(b)	2,173,300	15,495,629
Liberty Global, Inc. - Class A(a)(b)	565,900	14,707,741
Scripps Networks Interactive Inc. - Class A	367,600	14,828,984

		81,697,658

Metals & Mining — 1.4%
Stillwater Mining Co.(b)	1,112,300	12,924,926
Titanium Metals Corp.(b)	865,800	15,229,422
Walter Energy, Inc.	163,800	9,967,230

		38,121,578

Multiline Retail — 1.6%
Dollar Tree, Inc.(b)	344,250	14,331,128
Macy’s, Inc.	497,500	8,905,250
Nordstrom, Inc.	277,600	8,935,944
Saks, Inc.(a)(b)	1,615,600	12,262,404

		44,434,726

Multi-Utilities — 2.6%
Alliant Energy Corp.(a)	583,500	18,520,290
CMS Energy Corp.(a)	1,248,100	18,284,665
SCANA Corp.(a)	532,400	19,038,624
Wisconsin Energy Corp.	278,800	14,146,312

		69,989,891

Office Electronics — 0.6%
Xerox Corp.	2,172,400	17,466,096

Oil, Gas & Consumable Fuels — 7.3%
Alpha Natural Resources, Inc.(b)	330,300	11,187,261
Arch Coal, Inc.	737,600	14,611,856
Boardwalk Pipeline Partners LP	746,300	22,448,704
Cloud Peak Energy, Inc.(b)	814,800	10,804,248
Concho Resources, Inc.(b)	368,800	20,405,704
Continental Resources, Inc.(b)	419,100	18,700,242
Denbury Resources, Inc.(b)	1,582,200	23,163,408
Forest Oil Corp.(b)	315,000	8,618,400
Newfield Exploration Co.(b)	247,700	12,102,622
Plains All American Pipeline LP(a)	382,400	22,446,880
Targa Resources Partners LP	458,674	11,760,401
Whiting Petroleum Corp.(b)	237,900	18,656,118
Williams Partners LP(a)	126,600	5,522,292

		200,428,136

Paper & Forest Products — 0.9%
International Paper Co.	594,700	13,458,061
Louisiana-Pacific Corp.(b)	1,645,400	11,007,726

		24,465,787

Personal Products — 0.5%
Avon Products, Inc.	475,300	12,595,450

Pharmaceuticals — 0.6%
Watson Pharmaceuticals, Inc.(b)	378,500	15,355,745

Real Estate Investment Trusts (REITs) — 5.0%
Essex Property Trust, Inc.	113,400	11,061,036
Federal Realty Investment Trust	235,900	16,576,693
Health Care REIT, Inc.	264,800	11,153,376
Hospitality Properties Trust	862,500	18,198,750
Mack-Cali Realty Corp.	658,300	19,571,259

20	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Real Estate Investment Trusts (REITs) (concluded)
Rayonier, Inc.	445,400	$19,606,508
SL Green Realty Corp.(a)	179,800	9,896,192
Taubman Centers, Inc.(a)	459,200	17,279,696
Washington Real Estate Investment Trust(a)	430,500	11,877,495

		135,221,005

Real Estate Management & Development — 0.6%
CB Richard Ellis Group, Inc. - Class A(b)	1,106,100	15,054,021

Road & Rail — 1.3%
Avis Budget Group, Inc.(b)	1,584,000	15,554,880
Ryder System, Inc.	490,200	19,720,746

		35,275,626

Semiconductors & Semiconductor Equipment — 4.0%
Avago Technologies Ltd.(b)	443,500	9,340,110
International Rectifier Corp.(b)	425,700	7,922,277
Intersil Corp. - Class A	1,151,900	13,949,509
Lam Research Corp.(b)	312,800	11,905,168
Marvell Technology Group Ltd.(b)	726,200	11,444,912
Netlogic Microsystems, Inc.(a)(b)	447,700	12,177,440
Novellus Systems, Inc.(b)	688,600	17,462,896
NVIDIA Corp.(b)	65,900	672,839
PMC-Sierra, Inc.(b)	1,573,000	11,828,960
Teradyne, Inc.(a)(b)	1,192,500	11,626,875

		108,330,986

Software — 5.3%
Advent Software, Inc.(a)(b)	223,800	10,509,648
Ariba, Inc.(b)	958,900	15,275,277
Autodesk, Inc.(b)	530,700	12,927,852
BMC Software, Inc.(b)	335,100	11,604,513
Citrix Systems, Inc.(b)	442,600	18,690,998
Red Hat, Inc.(b)	660,000	19,100,400
Rovi Corp.(b)	378,000	14,329,980
Solera Holdings, Inc.	324,200	11,736,040
Sybase, Inc.(b)	231,600	14,975,256
TIBCO Software, Inc.(b)	1,231,600	14,853,096

		144,003,060

Specialty Retail — 3.5%
Chico’s FAS, Inc.	1,001,900	9,898,772
Dick’s Sporting Goods, Inc.(b)	548,900	13,662,121
Guess?, Inc.	520,300	16,254,172
O’Reilly Automotive, Inc.(b)	286,300	13,616,428
RadioShack Corp.	448,000	8,740,480
Ross Stores, Inc.	328,000	17,479,120
Rue21, Inc.(a)(b)	153,600	4,660,224
Urban Outfitters, Inc.(b)	294,900	10,141,611

		94,452,928

Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	326,700	23,254,506
The Warnaco Group, Inc.(b)	339,400	12,265,916

		35,520,422

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	185,400	2,269,296

Tobacco — 0.4%
Lorillard, Inc.	160,800	11,574,384

Trading Companies & Distributors — 0.4%
W.W. Grainger, Inc.	123,000	12,232,350

Wireless Telecommunication Services — 2.1%
American Tower Corp. - Class A(b)	457,500	20,358,750
NII Holdings, Inc.(b)	300,000	9,756,000
NTELOS Holdings Corp.	459,100	7,896,520
SBA Communications Corp. - Class A(a)(b)	567,200	19,290,472

		57,301,742

Total Long-Term Investments (Cost — $2,525,891,885) — 95.2%		2,600,436,180

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	112,142,627	112,142,627
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	235,472,500	235,472,500

Total Short-Term Securities (Cost — $347,615,127) — 12.8%		347,615,127

Total Investments Before Outstanding Options Written (Cost — $2,873,507,012*) — 108.0%		2,948,051,307

	Contracts
Options Written
Exchange-Traded Call Options Written
Greenhill & Co., Inc., Strike Price $70, Expires 7/17/10
(Premiums Received — $11,578) — (0.0)%	(128)	(1,920)

Total Investments Net of Outstanding Options Written — 108.0%		2,948,049,387
Liabilities in Excess of Other Assets — (8.0)%		(217,134,787)

Net Assets — 100.0%		$2,730,914,600

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,899,871,595

Gross unrealized appreciation	$228,069,514
Gross unrealized depreciation	(179,889,802)

Net unrealized appreciation	$48,179,712

BLACKROCK FUNDS	JUNE 30, 2010	21

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	78,711,607	33,431,020	112,142,627	$671	$110,494
BlackRock Liquidity Series, LLC Money Market Series	300,174,546	(64,702,046)	235,472,500	—	$266,636

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$2,600,436,180	—	—	$2,600,436,180
Short-Term Securities	112,142,627	$235,472,500	—	347,615,127

Total	$2,712,578,807	$235,472,500	—	$2,948,051,307

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(1,920)	—	—	$(1,920)

[2]	Derivative financial instruments are options which are shown at value.

22	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
BE Aerospace, Inc.(a)	149,900	$3,811,957
Precision Castparts Corp.	29,000	2,984,680

		6,796,637

Airlines — 0.8%
Delta Air Lines, Inc.(a)	142,000	1,668,500

Auto Components — 1.6%
Lear Corp.(a)	51,000	3,376,200

Biotechnology — 4.2%
Dendreon Corp.(a)(b)	70,700	2,285,731
Genzyme Corp.(a)	79,000	4,010,830
Human Genome Sciences, Inc.(a)	111,500	2,526,590

		8,823,151

Capital Markets — 2.9%
Greenhill & Co., Inc.	29,600	1,809,448
Northern Trust Corp.	45,200	2,110,840
Och-Ziff Capital Management Group LLC - Class A	170,900	2,151,631

		6,071,919

Chemicals — 4.3%
Agrium, Inc.	82,700	4,047,338
Airgas, Inc.	29,100	1,810,020
Celanese Corp. - Series A	127,000	3,163,570

		9,020,928

Communications Equipment — 1.0%
Harris Corp.(b)	52,281	2,177,504

Computers & Peripherals — 1.4%
Western Digital Corp.(a)	97,600	2,943,616

Construction & Engineering — 3.3%
Fluor Corp.	70,900	3,013,250
Quanta Services, Inc.(a)	187,300	3,867,745

		6,880,995

Containers & Packaging — 1.3%
Owens-Illinois, Inc.(a)	102,700	2,716,415

Diversified Consumer Services — 1.1%
DeVry, Inc.	44,300	2,325,307

Diversified Financial Services — 2.4%
CBOE Holdings, Inc.(a)	11,000	358,050
CME Group, Inc.	11,400	3,209,670
MSCI, Inc. - Class A(a)	57,700	1,580,980

		5,148,700

Electrical Equipment — 1.7%
AMETEK, Inc.	91,500	3,673,725

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. - Class A	82,800	3,252,384

Energy Equipment & Services — 2.0%
Noble Corp.	62,200	1,922,602
Superior Energy Services, Inc.(a)	123,700	2,309,479

		4,232,081

Food & Staples Retailing — 1.3%
Safeway, Inc.	137,600	2,705,216

Health Care Equipment & Supplies — 2.5%
Gen-Probe, Inc.(a)	55,700	2,529,894
Inverness Medical Innovations, Inc.(a)	105,000	2,799,300

		5,329,194

Health Care Providers & Services — 5.0%
Aetna, Inc.	101,300	2,672,294
Community Health Systems, Inc.(a)	50,000	1,690,500
Lincare Holdings, Inc.(a)	190,350	6,188,279

		10,551,073

Hotels, Restaurants & Leisure — 4.7%
Bally Technologies, Inc.(a)	32,300	1,046,197
Burger King Holdings, Inc.	60,800	1,023,872
Darden Restaurants, Inc.	59,700	2,319,345
International Game Technology	67,400	1,058,180
MGM Resorts International(a)(b)	92,000	886,880
Scientific Games Corp. - Class A(a)	396,800	3,650,560

		9,985,034

Household Durables — 1.0%
Newell Rubbermaid, Inc.	142,000	2,078,880

Household Products — 1.2%
Church & Dwight Co., Inc.	42,000	2,633,820

IT Services — 8.9%
Alliance Data Systems Corp.(a)(b)	74,400	4,428,288
Amdocs Ltd.(a)	147,300	3,955,005
Gartner, Inc.(a)	150,100	3,489,825
Genpact Ltd.(a)	223,200	3,466,296
Lender Processing Services, Inc.	114,200	3,575,602

		18,915,016

Life Sciences Tools & Services — 2.2%
Bruker Corp.(a)	83,500	1,015,360
Thermo Fisher Scientific, Inc.(a)	74,700	3,664,035

		4,679,395

Machinery — 3.4%
Joy Global, Inc.	42,300	2,118,807
The Manitowoc Co., Inc.	200,000	1,828,000
Pentair, Inc.	102,900	3,313,380

		7,260,187

Media — 2.9%
CKX, Inc.(a)	312,700	1,560,373
DISH Network Corp. - Class A	89,800	1,629,870
DreamWorks Animation SKG, Inc. - Class A(a)	102,400	2,923,520

		6,113,763

Portfolio Abbreviation

ADR   American Depositary Receipts

BLACKROCK FUNDS	JUNE 30, 2010	23

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining — 0.6%
Century Aluminum Co.(a)	147,757	$1,304,694

Oil, Gas & Consumable Fuels — 2.8%
CONSOL Energy, Inc.	81,500	2,751,440
Ultra Petroleum Corp.(a)	22,400	991,200
The Williams Cos., Inc.	122,000	2,230,160

		5,972,800

Personal Products — 1.4%
Avon Products, Inc.	108,400	2,872,600

Pharmaceuticals — 4.2%
Biovail Corp.(b)	130,500	2,510,820
Shire Plc - ADR	40,856	2,507,741
Warner Chilcott Plc - Class A(a)	167,500	3,827,375

		8,845,936

Professional Services — 2.4%
IHS, Inc. - Class A(a)	29,000	1,694,180
Manpower, Inc.	55,700	2,405,126
Robert Half International, Inc.(b)	45,300	1,066,815

		5,166,121

Real Estate Investment Trusts (REITs) — 0.7%
Chimera Investment Corp.	439,000	1,584,790

Semiconductors & Semiconductor Equipment — 7.4%
Broadcom Corp. - Class A	130,200	4,292,694
Lam Research Corp.(a)	127,000	4,833,620
Netlogic Microsystems, Inc.(a)	75,700	2,059,040
ON Semiconductor Corp.(a)	166,500	1,062,270
PMC-Sierra, Inc.(a)	448,500	3,372,720

		15,620,344

Software — 7.0%
Adobe Systems, Inc.(a)	108,100	2,857,083
Intuit, Inc.(a)	85,500	2,972,835
MICROS Systems, Inc.(a)	39,600	1,262,052
Rovi Corp.(a)	56,900	2,157,079
Salesforce.com, Inc.(a)	33,900	2,909,298
TiVo, Inc.(a)	372,600	2,749,788

		14,908,135

Specialty Retail — 5.1%
Abercrombie & Fitch Co. - Class A	43,600	1,338,084
American Eagle Outfitters, Inc.	218,600	2,568,550
Bed Bath & Beyond, Inc.(a)	43,200	1,601,856
Express, Inc.(a)	145,400	2,380,198
GameStop Corp. - Class A(a)(b)	154,700	2,906,813

		10,795,501

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	33,300	1,217,115
Phillips-Van Heusen Corp.	40,600	1,878,562

		3,095,677

Total Long-Term Investments (Cost — $209,827,170) — 98.9%		209,526,238

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	3,290,210	3,290,210
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	14,215,950	14,215,950

Total Short-Term Securities (Cost — $17,506,160) — 8.3%		17,506,160

Total Investments (Cost — $227,333,330*) — 107.2%		227,032,398
Liabilities in Excess of Other Assets — (7.2)%		(15,186,628)

Net Assets — 100.0%		$211,845,770

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$233,827,149

Gross unrealized appreciation	$29,977,767
Gross unrealized depreciation	(36,772,518)

Net unrealized depreciation	$(6,794,751)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,749,350	(1,459,140)	3,290,210	$16	$3,229
BlackRock Liquidity Series, LLC Money Market Series	14,598,852	(382,902)	14,215,950	—	$16,540

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

24	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$209,526,238	—	—	$209,526,238
Short-Term Securities	3,290,210	$14,215,950	—	17,506,160

Total	$212,816,448	$14,215,950	—	$227,032,398

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	JUNE 30, 2010	25

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Orbital Sciences Corp.(a)	290,700	$4,584,339

Auto Components — 0.9%
Dana Holding Corp.(a)	604,312	6,043,120

Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	224,600	8,397,794
Molson Coors Brewing Co. - Class B	171,300	7,256,268

		15,654,062

Building Products — 1.6%
Masco Corp.	299,700	3,224,772
Owens Corning(a)	252,600	7,555,266

		10,780,038

Capital Markets — 1.2%
Freedom Pay, Inc.(a)	43,051	431
Invesco Ltd.	464,230	7,812,990

		7,813,421

Chemicals — 1.5%
Albemarle Corp.	95,100	3,776,421
FMC Corp.	106,150	6,096,195

		9,872,616

Commercial Banks — 4.7%
Associated Banc-Corp(b)	528,300	6,476,958
Fifth Third Bancorp	473,500	5,819,315
KeyCorp	851,250	6,546,113
TCF Financial Corp.	444,100	7,376,501
Zions Bancorporation(b)	248,590	5,362,086

		31,580,973

Commercial Services & Supplies — 1.5%
Avery Dennison Corp.	149,000	4,787,370
Corrections Corp. of America(a)	281,300	5,367,204

		10,154,574

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.(a)	951,900	4,911,804
Ciena Corp.(a)(b)	219,200	2,779,456

		7,691,260

Computers & Peripherals — 0.9%
Dell, Inc.(a)	530,300	6,395,418

Containers & Packaging — 1.9%
Owens-Illinois, Inc.(a)	280,140	7,409,703
Pactiv Corp.(a)	203,400	5,664,690

		13,074,393

Diversified Consumer Services — 0.5%
H&R Block, Inc.	213,600	3,351,384

Diversified Financial Services — 2.3%
NYSE Euronext	300,300	8,297,289
PHH Corp.(a)	384,950	7,329,448

		15,626,737

Electric Utilities — 4.4%
American Electric Power Co., Inc.	108,470	3,503,581
Entergy Corp.	80,600	5,772,572
Northeast Utilities	295,150	7,520,422
NV Energy, Inc.	504,600	5,959,326
PPL Corp.	287,100	7,163,145

		29,919,046

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.(a)(b)	98,075	4,177,995
Tech Data Corp.(a)	112,136	3,994,284

		8,172,279

Energy Equipment & Services — 1.2%
Nabors Industries Ltd.(a)	449,600	7,921,952

Food & Staples Retailing — 2.0%
The Kroger Co.	446,100	8,783,709
Safeway, Inc.	254,580	5,005,043

		13,788,752

Food Products — 2.4%
Del Monte Foods Co.	580,917	8,359,396
The J.M. Smucker Co.	135,400	8,153,788

		16,513,184

Gas Utilities — 2.7%
EQT Corp.	253,300	9,154,262
Questar Corp.	202,700	9,220,823

		18,375,085

Health Care Equipment & Supplies — 1.9%
The Cooper Cos., Inc.	104,676	4,165,058
Hologic, Inc.(a)	201,600	2,808,288
Zimmer Holdings, Inc.(a)	113,500	6,134,675

		13,108,021

Health Care Providers & Services — 2.9%
MEDNAX, Inc.(a)	54,750	3,044,648
Universal Health Services, Inc. - Class B	214,600	8,186,990
WellPoint, Inc.(a)	171,000	8,367,030

		19,598,668

Hotels, Restaurants & Leisure — 1.7%
Bally Technologies, Inc.(a)(b)	130,300	4,220,417
Darden Restaurants, Inc.	85,000	3,302,250
Scientific Games Corp. - Class A(a)	140,900	1,296,280
Starwood Hotels & Resorts Worldwide, Inc.	70,400	2,916,672

		11,735,619

Household Durables — 1.5%
MDC Holdings, Inc.	137,300	3,700,235
Stanley Black & Decker, Inc.	133,600	6,749,472

		10,449,707

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc.(a)	238,690	5,062,615

Industrial Conglomerates — 0.3%
Textron, Inc.(b)	119,000	2,019,430

Insurance — 10.1%
AON Corp.	202,200	7,505,664
AXIS Capital Holdings Ltd.	291,030	8,649,412
Genworth Financial, Inc. - Class A(a)	286,700	3,747,169
The Hanover Insurance Group, Inc.	163,899	7,129,606
HCC Insurance Holdings, Inc.	334,400	8,279,744
Lincoln National Corp.	222,400	5,402,096

26	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Insurance (concluded)
Loews Corp.	300,300	$10,002,993
The Travelers Cos., Inc.	183,750	9,049,688
XL Capital Ltd. - Class A	564,450	9,036,844

		68,803,216

Internet Software & Services — 1.0%
Yahoo!, Inc.(a)	478,200	6,613,506

Leisure Equipment & Products — 1.2%
Mattel, Inc.	384,900	8,144,484

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.(a)	120,100	5,890,905

Machinery — 3.4%
Briggs & Stratton Corp.	323,800	5,511,076
Cummins, Inc.	44,700	2,911,311
Eaton Corp.	68,000	4,449,920
Parker Hannifin Corp.	36,600	2,029,836
Terex Corp.(a)	267,500	5,012,950
Trinity Industries, Inc.	177,700	3,148,844

		23,063,937

Media — 2.3%
Cablevision Systems Corp. - Class A	190,200	4,566,702
The Interpublic Group of Cos., Inc.(a)	678,200	4,835,566
Viacom, Inc. - Class B	199,150	6,247,335

		15,649,603

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	43,000	2,542,590
Reliance Steel & Aluminum Co.	51,950	1,877,992
Walter Energy, Inc.	72,600	4,417,710

		8,838,292

Multiline Retail — 1.8%
Macy’s, Inc.	490,950	8,788,005
Saks, Inc.(a)(b)	424,700	3,223,473

		12,011,478

Multi-Utilities — 3.4%
CMS Energy Corp.(b)	588,700	8,624,455
PG&E Corp.	174,800	7,184,280
Wisconsin Energy Corp.	137,100	6,956,454

		22,765,189

Office Electronics — 1.2%
Xerox Corp.	985,800	7,925,832

Oil, Gas & Consumable Fuels — 6.2%
Cimarex Energy Co.(b)	92,700	6,635,466
CONSOL Energy, Inc.	228,081	7,700,015
Newfield Exploration Co.(a)	163,100	7,969,066
Petrohawk Energy Corp.(a)	466,100	7,909,717
Plains Exploration & Production Co.(a)	210,700	4,342,527
Whiting Petroleum Corp.(a)	95,600	7,496,952

		42,053,743

Paper & Forest Products — 1.7%
International Paper Co.	349,200	7,902,396
Weyerhaeuser Co.	93,900	3,305,280

		11,207,676

Personal Products — 1.4%
Avon Products, Inc.	267,700	7,094,050
The Estee Lauder Cos., Inc. - Class A	46,700	2,602,591

		9,696,641

Pharmaceuticals — 0.7%
Watson Pharmaceuticals, Inc.(a)	110,000	4,462,700

Real Estate Investment Trusts (REITs) — 4.8%
Alexandria Real Estate Equities, Inc.(b)	77,200	4,892,164
Chimera Investment Corp.	2,045,510	7,384,291
MFA Financial, Inc.	1,026,600	7,596,840
Simon Property Group, Inc.(b)	90,406	7,300,285
U-Store-It Trust	724,996	5,408,470

		32,582,050

Real Estate Management & Development — 1.3%
Forestar Group, Inc.(a)	481,000	8,638,760

Road & Rail — 1.7%
Hertz Global Holdings, Inc.(a)(b)	824,800	7,802,608
Union Pacific Corp.	57,900	4,024,629

		11,827,237

Semiconductors & Semiconductor Equipment — 1.9%
Micron Technology, Inc.(a)	542,860	4,608,881
ON Semiconductor Corp.(a)	837,100	5,340,698
Teradyne, Inc.(a)	326,900	3,187,275

		13,136,854

Software — 1.5%
Phase Metrics, Inc.(a)	108,409	2,168
Symantec Corp.(a)	249,150	3,458,202
Take-Two Interactive Software, Inc.(a)	241,400	2,172,600
TiVo, Inc.(a)	616,300	4,548,294

		10,181,264

Specialty Retail — 1.6%
Abercrombie & Fitch Co. - Class A	152,900	4,692,501
Limited Brands, Inc.	289,500	6,389,265

		11,081,766

Thrifts & Mortgage Finance — 3.0%
People’s United Financial, Inc.	945,200	12,760,200
Washington Federal, Inc.	490,700	7,939,526

		20,699,726

Water Utilities — 1.1%
American Water Works Co., Inc.	361,400	7,444,840

Total Long-Term Investments (Cost — $601,022,920) — 97.5%		662,006,392

BLACKROCK FUNDS	JUNE 30, 2010	27

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	22,564,034	$22,564,034
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	39,065,300	39,065,300

Total Short-Term Securities (Cost — $61,629,334) — 9.1%		61,629,334

Total Investments Before Outstanding Options Written (Cost — $662,652,254*) — 106.6%		723,635,726

	Contracts
Options Written
Exchange-Traded Call Options Written
Darden Restaurants, Inc., Strike Price $47, Expires 7/17/10
(Premiums Received — $59,116) — (0.0)%	249	(1,245)

Total Investments Net of Outstanding Options Written — 106.6%		723,634,481
Liabilities in Excess of Other Assets — (6.6)%		(44,822,409)

Net Assets — 100.0%		$678,812,072

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$727,843,703

Gross unrealized appreciation	$26,139,324
Gross unrealized depreciation	(30,347,301)

Net unrealized depreciation	$(4,207,977)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	17,587,901	4,976,133	22,564,034	$57	$10,958
BlackRock Liquidity Series, LLC Money Market Series	32,244,900	6,820,400	39,065,300	—	$75,771

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

28	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Mid-Cap Value Equity Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$662,003,793	—	$2,599	$662,006,392
Short-Term Securities	22,564,034	$39,065,300	—	61,629,334

Total	$684,567,827	$39,065,300	$2,599	$723,635,726

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(1,245)	—	—	$(1,245)

[2]	Derivative financial instruments are options written which are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Capital Markets	Software	Total
Assets:
Balance, as of September 30, 2009	$431	$2,168	$2,599
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3]	—	—	—
Transfers in4
Transfers out[4]	—	—	—

Balance, as of June 30, 2010	$431	$2,168	$2,599

[3]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $0.

[4]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS	JUNE 30, 2010	29

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
BE Aerospace, Inc.(a)	111,800	$2,843,074
Orbital Sciences Corp.(a)	78,900	1,244,253

		4,087,327

Air Freight & Logistics — 3.5%
Atlas Air Worldwide Holdings, Inc.(a)	46,200	2,194,500
Forward Air Corp.	75,700	2,062,825

		4,257,325

Auto Components — 1.0%
Lear Corp.(a)	19,000	1,257,800

Beverages — 1.2%
Heckmann Corp.(a)	312,900	1,451,856

Biotechnology — 5.0%
BioMarin Pharmaceutical, Inc.(a)	67,400	1,277,904
Cubist Pharmaceuticals, Inc.(a)	66,600	1,371,960
Dendreon Corp.(a)(b)	47,700	1,542,141
Human Genome Sciences, Inc.(a)	69,000	1,563,540
Incyte Corp. Ltd.(a)	27,700	306,639

		6,062,184

Building Products — 0.1%
Griffon Corp.(a)	10,900	120,554

Capital Markets — 2.7%
MF Global Holdings Ltd.(a)	44,500	254,095
Northern Trust Corp.	26,400	1,232,880
Och-Ziff Capital Management Group LLC - Class A	127,000	1,598,930
SWS Group, Inc.	22,400	212,800

		3,298,705

Chemicals — 3.1%
Agrium, Inc.	28,200	1,380,108
Celanese Corp. - Series A	61,700	1,536,947
Georgia Gulf Corp.(a)	60,100	801,734

		3,718,789

Commercial Services & Supplies — 2.3%
Clean Harbors, Inc.(a)	14,300	949,663
SYKES Enterprises, Inc.(a)	130,784	1,861,056

		2,810,719

Construction & Engineering — 2.7%
Chicago Bridge & Iron Co. NV(a)	73,400	1,380,654
Quanta Services, Inc.(a)	89,600	1,850,240

		3,230,894

Consumer Finance — 2.1%
Dollar Financial Corp.(a)	128,599	2,544,974

Containers & Packaging — 1.4%
Owens-Illinois, Inc.(a)	64,300	1,700,735

Diversified Consumer Services — 1.5%
Grand Canyon Education, Inc.(a)	75,400	1,766,622

Diversified Financial Services — 0.8%
MSCI, Inc. - Class A(a)	35,100	961,740

Diversified Telecommunication Services — 1.0%
Cbeyond, Inc.(a)	95,000	1,187,500

Electrical Equipment — 1.5%
AMETEK, Inc.	46,300	1,858,945

Electronic Equipment, Instruments & Components — 1.5%
Cogent, Inc.(a)	203,300	1,831,733

Energy Equipment & Services — 1.1%
Superior Energy Services, Inc.(a)	68,200	1,273,294

Food Products — 1.5%
Diamond Foods, Inc.	44,400	1,824,840

Health Care Equipment & Supplies — 5.4%
Conceptus, Inc.(a)	76,200	1,187,196
Gen-Probe, Inc.(a)	31,300	1,421,646
Inverness Medical Innovations, Inc.(a)	47,400	1,263,684
Merit Medical Systems, Inc.(a)	73,400	1,179,538
SonoSite, Inc.(a)	56,678	1,536,541

		6,588,605

Health Care Providers & Services — 5.3%
Emergency Medical Services Corp. - Class A(a)	25,899	1,269,828
HealthSouth Corp.(a)	80,200	1,500,542
Lincare Holdings, Inc.(a)	111,550	3,626,490

		6,396,860

Health Care Technology — 1.2%
MedAssets, Inc.(a)	63,900	1,474,812

Hotels, Restaurants & Leisure — 3.7%
International Game Technology	67,800	1,064,460
Jack in the Box, Inc.(a)	48,000	933,600
Scientific Games Corp. - Class A(a)	264,500	2,433,400

		4,431,460

Insurance — 1.1%
Aspen Insurance Holdings Ltd.	56,300	1,392,862

Internet Software & Services — 0.3%
Constant Contact, Inc.(a)	19,200	409,536

IT Services — 8.0%
Alliance Data Systems Corp.(a)	15,300	910,656
Amdocs Ltd.(a)	48,075	1,290,814
ExlService Holdings, Inc.(a)	171,901	2,951,540
Gartner, Inc.(a)	84,200	1,957,650
Global Cash Access Holdings, Inc.(a)	225,900	1,628,739
RightNow Technologies, Inc.(a)	60,700	952,383

		9,691,782

Life Sciences Tools & Services — 1.5%
Bruker Corp.(a)	95,300	1,158,848
Thermo Fisher Scientific, Inc.(a)	14,600	716,130

		1,874,978

Machinery — 2.2%
The Manitowoc Co., Inc.	147,900	1,351,806
Pentair, Inc.	39,300	1,265,460

		2,617,266

Media — 3.4%
CKX, Inc.(a)	533,700	2,663,163
DreamWorks Animation SKG, Inc. - Class A(a)	49,832	1,422,704

		4,085,867

Metals & Mining — 0.7%
Century Aluminum Co.(a)	100,300	885,649

30	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels — 3.2%
Energy XXI Bermuda Ltd.(a)	78,875	$1,244,648
Massey Energy Co.	54,100	1,479,635
The Williams Cos., Inc.	66,500	1,215,620

		3,939,903

Pharmaceuticals — 4.8%
Auxilium Pharmaceuticals, Inc.(a)	43,900	1,031,650
Biovail Corp.	67,400	1,296,776
Shire Plc - ADR	30,076	1,846,065
Warner Chilcott Plc - Class A(a)	70,400	1,608,640

		5,783,131

Professional Services — 2.4%
Heidrick & Struggles International, Inc.	25,700	586,474
Manpower, Inc.	24,700	1,066,546
Robert Half International, Inc.(b)	52,400	1,234,020

		2,887,040

Semiconductors & Semiconductor Equipment — 4.2%
Entegris, Inc.(a)	252,800	1,003,616
Microsemi Corp.(a)	85,200	1,246,476
Netlogic Microsystems, Inc.(a)	44,600	1,213,120
ON Semiconductor Corp.(a)	84,351	538,159
Silicon Laboratories, Inc.(a)	27,000	1,095,120

		5,096,491

Software — 6.6%
Adobe Systems, Inc.(a)	38,400	1,014,912
Blackboard, Inc.(a)(b)	52,500	1,959,825
Rovi Corp.(a)	32,700	1,239,657
SonicWALL, Inc.(a)	58,300	685,025
Taleo Corp. - Class A(a)	51,200	1,243,648
TiVo, Inc.(a)	253,400	1,870,092

		8,013,159

Specialty Retail — 4.6%
American Eagle Outfitters, Inc.	103,400	1,214,950
The Children’s Place Retail Stores, Inc.(a)	33,000	1,452,660
Express, Inc.(a)	67,700	1,108,249
GameStop Corp. - Class A(a)(b)	69,766	1,310,903
J. Crew Group, Inc.(a)	15,100	555,831

		5,642,593

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.	38,800	1,418,140
Phillips-Van Heusen Corp.	22,900	1,059,583

		2,477,723

Total Long-Term Investments (Cost — $125,077,645) — 98.0%		118,936,253

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	2,089,919	2,089,919
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	5,364,850	5,364,850

Total Short-Term Securities (Cost — $7,454,769) — 6.1%		7,454,769

Total Investments (Cost — $132,532,414*) — 104.1%		126,391,022
Liabilities in Excess of Other Assets — (4.1)%		(4,970,403)

Net Assets — 100.0%		$121,420,619

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$134,016,299

Gross unrealized appreciation	$11,385,224
Gross unrealized depreciation	(19,010,501)

Net unrealized depreciation	$(7,625,277)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,089,919	2,089,919	$22	$2,810
BlackRock Liquidity Series, LLC Money Market Series	3,171,500	2,193,350	5,364,850	—	$6,860

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	JUNE 30, 2010	31

Schedule of Investments (concluded)	BlackRock Small/Mid-Cap Growth Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$118,936,253	—	—	$118,936,253
Short-Term Securities	2,089,919	$5,364,850	—	7,454,769

Total	$121,026,172	$5,364,850	—	$126,391,022

[1]	See above Schedule of Investments for values in each industry.

32	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Air Freight & Logistics — 1.3%
Forward Air Corp.	35,300	$961,925

Auto Components — 0.9%
Modine Manufacturing Co.(a)	85,500	656,640

Biotechnology — 0.5%
Cepheid, Inc.(a)	22,100	354,042

Building Products — 2.0%
Ameron International Corp.	14,500	874,785
Simpson Manufacturing Co., Inc.	22,800	559,740

		1,434,525

Capital Markets — 3.2%
Evercore Partners, Inc. - Class A	8,800	205,480
GFI Group, Inc.	151,000	842,580
KBW, Inc.(a)	35,100	752,544
TradeStation Group, Inc.(a)	80,900	546,075

		2,346,679

Chemicals — 1.4%
Cytec Industries, Inc.	9,100	363,909
Spartech Corp.(a)	64,600	662,150

		1,026,059

Commercial Banks — 9.6%
Associated Banc-Corp	60,700	744,182
Boston Private Financial Holdings, Inc.	87,600	563,268
CoBiz Financial, Inc.	84,761	558,575
Columbia Banking System, Inc.	48,447	884,642
CVB Financial Corp.(b)	81,900	778,050
First Interstate BancSystem, Inc.	33,600	528,528
FirstMerit Corp.	33,700	577,281
Independent Bank Corp.	28,300	698,444
Nara Bancorp, Inc.(a)	63,500	535,305
PacWest Bancorp	44,200	809,302
Wintrust Financial Corp.	11,500	383,410

		7,060,987

Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.(a)	11,800	783,638

Communications Equipment — 3.2%
ADTRAN, Inc.	33,400	910,818
Arris Group, Inc.(a)	67,600	688,844
Ciena Corp.(a)(b)	55,500	703,740

		2,303,402

Diversified Financial Services — 0.9%
PHH Corp.(a)	34,300	653,072

Diversified Telecommunication Services — 1.6%
Neutral Tandem, Inc.(a)	40,400	454,500
Premiere Global Services, Inc.(a)	107,500	681,550

		1,136,050

Electrical Equipment — 1.7%
Generac Holdings, Inc.(a)	38,200	535,182
GrafTech International Ltd.(a)	49,800	728,076

		1,263,258

Electronic Equipment, Instruments & Components — 4.9%
Anixter International, Inc.(a)	17,500	745,500
Insight Enterprises, Inc.(a)	26,300	346,108
Scansource, Inc.(a)	32,700	815,211
SYNNEX Corp.(a)	31,400	804,468
TTM Technologies, Inc.(a)	89,300	848,350

		3,559,637

Energy Equipment & Services — 2.0%
Key Energy Services, Inc.(a)	105,500	968,490
Oil States International, Inc.(a)	11,500	455,170

		1,423,660

Food Products — 1.9%
Fresh Del Monte Produce, Inc.(a)	16,400	331,936
TreeHouse Foods, Inc.(a)	22,700	1,036,482

		1,368,418

Health Care Equipment & Supplies — 1.7%
Arthrocare Corp.(a)	21,400	655,910
Orthofix International NV(a)	11,000	352,550
Symmetry Medical, Inc.(a)	22,100	232,934

		1,241,394

Health Care Providers & Services — 3.1%
Alliance HealthCare Services, Inc.(a)	123,100	497,324
Amedisys, Inc.(a)(b)	12,300	540,831
Health Management Associates, Inc. - Class A(a)	59,600	463,092
IPC The Hospitalist Co., Inc.(a)	31,300	785,630

		2,286,877

Health Care Technology — 1.2%
Quality Systems, Inc.(b)	15,500	898,845

Hotels, Restaurants & Leisure — 3.6%
Bally Technologies, Inc.(a)	12,800	414,592
Papa John’s International, Inc.(a)	34,900	806,888
Penn National Gaming, Inc.(a)	19,400	448,140
Vail Resorts, Inc.(a)	27,000	942,570

		2,612,190

Insurance — 2.6%
Flagstone Reinsurance Holdings SA	102,600	1,110,132
Tower Group, Inc.	36,700	790,151

		1,900,283

Internet & Catalog Retail — 0.7%
Orbitz Worldwide, Inc.(a)	134,000	510,540

Internet Software & Services — 2.1%
comScore, Inc.(a)	42,200	695,034
Constant Contact, Inc.(a)	19,800	422,334
LoopNet, Inc.(a)	35,800	441,414

		1,558,782

Portfolio Abbreviation

ADR American Depositary Receipts

BLACKROCK FUNDS	JUNE 30, 2010	33

Schedule of Investments (continued)	BlackRock Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
IT Services — 0.9%
NCI, Inc. - Class A(a)	29,789	$672,636

Life Sciences Tools & Services — 1.0%
ICON Plc - ADR(a)	25,100	725,139

Machinery — 4.6%
Actuant Corp. - Class A	48,200	907,606
ArvinMeritor, Inc.(a)	52,700	690,370
Briggs & Stratton Corp.	39,800	677,396
Nordson Corp.	6,000	336,480
Snap-On, Inc.	18,900	773,199

		3,385,051

Media — 3.1%
Arbitron, Inc.	49,000	1,255,870
Ascent Media Corp. - Class A(a)	40,400	1,020,504

		2,276,374

Metals & Mining — 3.4%
Coeur d’Alene Mines Corp.(a)(b)	65,200	1,028,856
Horsehead Holding Corp.(a)	99,100	749,196
Olympic Steel, Inc.	13,600	312,392
RTI International Metals, Inc.(a)	17,500	421,925

		2,512,369

Multiline Retail — 1.1%
Saks, Inc.(a)(b)	107,800	818,202

Oil, Gas & Consumable Fuels — 2.2%
Energy XXI Bermuda Ltd.(a)	19,600	309,288
James River Coal Co.(a)	45,600	725,952
Petroleum Development Corp.(a)	23,100	591,822

		1,627,062

Paper & Forest Products — 0.8%
Buckeye Technologies, Inc.(a)	58,500	582,075

Personal Products — 1.0%
Nu Skin Enterprises, Inc. - Class A	29,911	745,681

Pharmaceuticals — 1.3%
Akorn, Inc.(a)	13,000	38,610
Impax Laboratories, Inc.(a)	49,100	935,846

		974,456

Professional Services — 2.2%
ICF International, Inc.(a)	14,800	354,164
Mistras Group, Inc.(a)	37,300	399,856
SFN Group, Inc.(a)	23,700	129,402
TrueBlue, Inc.(a)	66,200	740,778

		1,624,200

Real Estate Investment Trusts (REITs) — 6.0%
DCT Industrial Trust, Inc.	144,300	652,236
DuPont Fabros Technology, Inc.	29,200	717,152
MFA Financial, Inc.	106,900	791,060
Ramco-Gershenson Properties Trust	82,500	833,250
Redwood Trust, Inc.	62,200	910,608
U-Store-It Trust	68,200	508,772

		4,413,078

Road & Rail — 1.7%
Heartland Express, Inc.	24,600	357,192
Landstar System, Inc.	22,100	861,679

		1,218,871

Semiconductors & Semiconductor Equipment — 3.2%
ATMI, Inc.(a)	52,700	771,528
Fairchild Semiconductor International, Inc.(a)	55,900	470,119
Hittite Microwave Corp.(a)	5,300	237,122
Teradyne, Inc.(a)	87,900	857,025

		2,335,794

Software — 5.6%
Blackboard, Inc.(a)	23,770	887,334
Lawson Software, Inc.(a)	118,850	867,605
Progress Software Corp.(a)	42,200	1,267,266
Take-Two Interactive Software, Inc.(a)	60,500	544,500
TiVo, Inc.(a)	75,200	554,976

		4,121,681

Specialty Retail — 5.1%
Aaron’s, Inc.	23,750	405,413
Christopher & Banks Corp.	43,800	271,122
Gymboree Corp.(a)	15,800	674,818
hhgregg, Inc.(a)	18,700	436,084
JoS. A. Bank Clothiers, Inc.(a)	19,200	1,036,608
Sally Beauty Holdings, Inc.(a)	114,550	939,310

		3,763,355

Textiles, Apparel & Luxury Goods — 1.0%
Iconix Brand Group, Inc.(a)	45,900	659,583
Movado Group, Inc.(a)	7,200	76,896

		736,479

Trading Companies & Distributors — 3.4%
Beacon Roofing Supply, Inc.(a)	20,400	367,608
Kaman Corp.	48,900	1,081,668
Rush Enterprises, Inc. - Class A(a)	75,500	1,008,680

		2,457,956

Total Long-Term Investments (Cost — $71,275,970) — 98.8%		72,331,362

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	1,512,779	1,512,779
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	4,064,900	4,064,900

Total Short-Term Securities (Cost — $5,577,679) — 7.6%		5,577,679

Total Investments (Cost — $76,853,649*) — 106.4%		77,909,041
Liabilities in Excess of Other Assets — (6.4)%		(4,663,135)

Net Assets — 100.0%		$73,245,906

34	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Small Cap Core Equity Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$78,344,778

Gross unrealized appreciation	$5,003,918
Gross unrealized depreciation	(5,439,655)

Net unrealized depreciation	$(435,737)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	867,414	645,365	1,512,779	$8	$1,431
BlackRock Liquidity Series LLC, Money Market Series	5,290,500	(1,225,600)	4,064,900	—	$48,311

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$72,331,362	—	—	$72,331,362
Short-Term Securities	1,512,779	$4,064,900	—	5,577,679

Total	$73,844,141	$4,064,900	—	$77,909,041

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	JUNE 30, 2010	35

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
BE Aerospace, Inc.(a)	853,360	$21,700,945
Orbital Sciences Corp.(a)	753,956	11,889,886

		33,590,831

Air Freight & Logistics — 3.2%
Atlas Air Worldwide Holdings, Inc.(a)	352,119	16,725,653
Forward Air Corp.	706,816	19,260,736

		35,986,389

Beverages — 1.9%
Heckmann Corp.(a)	4,667,007	21,654,913

Biotechnology — 9.1%
Allos Therapeutics, Inc.(a)(b)	2,900	17,777
Amylin Pharmaceuticals, Inc.(a)(b)	599,000	11,261,200
BioMarin Pharmaceutical, Inc.(a)	340,400	6,453,984
Biospecifics Technologies Corp.	986	19,602
Cubist Pharmaceuticals, Inc.(a)	899,700	18,533,820
Dendreon Corp.(a)	453,600	14,664,888
Human Genome Sciences, Inc.(a)	810,500	18,365,930
Incyte Corp. Ltd.(a)(b)	715,000	7,915,050
Onyx Pharmaceuticals, Inc.(a)	625,300	13,500,227
Pharmasset, Inc.(a)	419,500	11,469,130

		102,201,608

Building Products — 0.1%
Griffon Corp.(a)	103,300	1,142,498

Capital Markets — 2.0%
MF Global Holdings Ltd.(a)(b)	1,447,000	8,262,370
SWS Group, Inc.	1,501,595	14,265,153

		22,527,523

Chemicals — 1.2%
Georgia Gulf Corp.(a)(b)	380,000	5,069,200
Intrepid Potash, Inc.(a)(b)	443,000	8,669,510

		13,738,710

Commercial Banks — 0.8%
SVB Financial Group(a)	206,600	8,518,118

Commercial Services & Supplies — 2.5%
Clean Harbors, Inc.(a)	133,895	8,891,967
SYKES Enterprises, Inc.(a)	1,393,297	19,826,616

		28,718,583

Construction & Engineering — 1.2%
Chicago Bridge & Iron Co. NV(a)	719,000	13,524,390

Consumer Finance — 2.4%
Cardtronics, Inc.(a)	444,000	5,754,240
Dollar Financial Corp.(a)	1,066,893	21,113,812

		26,868,052

Diversified Consumer Services — 1.7%
Grand Canyon Education, Inc.(a)	799,200	18,725,256

Diversified Telecommunication Services — 1.8%
Cbeyond, Inc.(a)	1,611,246	20,140,575

Electronic Equipment, Instruments & Components — 1.1%
Cogent, Inc.(a)	1,336,225	12,039,387

Energy Equipment & Services — 1.1%
Superior Energy Services, Inc.(a)	643,377	12,011,849

Food Products — 1.4%
Diamond Foods, Inc.(b)	382,800	15,733,080

Health Care Equipment & Supplies — 5.2%
Conceptus, Inc.(a)	424,326	6,610,999
Gen-Probe, Inc.(a)	289,000	13,126,380
Inverness Medical Innovations, Inc.(a)(b)	56,928	1,517,701
Merit Medical Systems, Inc.(a)	530,000	8,517,100
Sirona Dental Systems, Inc.(a)	375,548	13,084,092
SonoSite, Inc.(a)(b)	567,072	15,373,322

		58,229,594

Health Care Providers & Services — 6.9%
Emergency Medical Services Corp. - Class A(a)	383,504	18,803,201
HealthSouth Corp.(a)(b)	1,253,500	23,452,985
Lincare Holdings, Inc.(a)	1,085,624	35,293,636

		77,549,822

Health Care Technology — 1.0%
MedAssets, Inc.(a)	485,055	11,195,069

Hotels, Restaurants & Leisure — 4.5%
Buffalo Wild Wings, Inc.(a)(b)	128,800	4,711,504
Jack in the Box, Inc.(a)	623,100	12,119,295
Pinnacle Entertainment, Inc.(a)	1,073,800	10,158,148
Scientific Games Corp. - Class A(a)	2,535,600	23,327,520

		50,316,467

Insurance — 0.8%
Aspen Insurance Holdings Ltd.	362,300	8,963,302

Internet & Catalog Retail — 0.8%
Shutterfly, Inc.(a)	401,697	9,624,660

Internet Software & Services — 2.4%
Constant Contact, Inc.(a)(b)	445,191	9,495,924
GSI Commerce, Inc.(a)	606,300	17,461,440

		26,957,364

IT Services — 8.2%
ExlService Holdings, Inc.(a)	1,610,133	27,645,984
Gartner, Inc.(a)	788,100	18,323,325
Global Cash Access Holdings, Inc.(a)	2,832,327	20,421,078
RightNow Technologies, Inc.(a)	572,100	8,976,249
Sapient Corp.	1,723,818	17,479,514

		92,846,150

Life Sciences Tools & Services — 2.9%
Bruker Corp.(a)	1,028,600	12,507,776
ICON Plc - ADR(a)	687,817	19,871,033

		32,378,809

Machinery — 1.0%
The Manitowoc Co., Inc.	1,281,900	11,716,566

Media — 3.5%
CKX, Inc.(a)	4,795,246	23,928,277
Live Nation Entertainment, Inc.(a)	1,444,219	15,092,089

		39,020,366

Metals & Mining — 0.8%
Century Aluminum Co.(a)	1,024,600	9,047,218

Oil, Gas & Consumable Fuels — 3.2%
Comstock Resources, Inc.(a)	397,110	11,007,889

36	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Energy XXI Bermuda Ltd.(a)	736,000	$11,614,080
Massey Energy Co.	504,852	13,807,702

		36,429,671

Pharmaceuticals — 2.2%
Akorn, Inc.(a)	2,833,601	8,415,795
Auxilium Pharmaceuticals, Inc.(a)(b)	437,900	10,290,650
Depomed, Inc.(a)	2,260,165	6,328,462

		25,034,907

Professional Services — 3.5%
The Corporate Executive Board Co.(b)	508,102	13,347,840
Diamond Management & Technology Consultants, Inc.	1,159,294	11,952,321
Heidrick & Struggles International, Inc.	315,694	7,204,137
Kforce, Inc.(a)	514,500	6,559,875

		39,064,173

Road & Rail — 0.4%
Celadon Group, Inc.(a)	338,700	4,789,218

Semiconductors & Semiconductor Equipment — 4.9%
Entegris, Inc.(a)	1,988,200	7,893,154
JinkoSolar Holding Co. Ltd. - ADR(a)	442,800	4,295,160
Microsemi Corp.(a)	816,200	11,941,006
Monolithic Power Systems, Inc.(a)	354,007	6,322,565
Netlogic Microsystems, Inc.(a)(b)	436,200	11,864,640
Silicon Laboratories, Inc.(a)	311,700	12,642,552

		54,959,077

Software — 6.4%
Blackboard, Inc.(a)(b)	475,652	17,756,089
BroadSoft, Inc.(a)	238,200	2,036,610
DemandTec, Inc.(a)	1,592,345	10,748,329
Taleo Corp. - Class A(a)	797,251	19,365,227
TiVo, Inc.(a)	2,992,746	22,086,465

		71,992,720

Specialty Retail — 5.4%
The Children’s Place Retail Stores, Inc.(a)	315,200	13,875,104
Express, Inc.(a)	622,300	10,187,051
Lumber Liquidators Holdings, Inc.(a)(b)	532,536	12,424,065
Pier 1 Imports, Inc.(a)(b)	1,565,400	10,034,214
The Wet Seal, Inc. - Class A(a)	3,957,600	14,445,240

		60,965,674

Total Long-Term Investments (Cost — $1,102,630,201) — 98.5%		1,108,202,589

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	1,939,110	1,939,110
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	98,627,000	98,627,000

Total Short-Term Securities (Cost — $100,566,110) — 8.9%		100,566,110

Total Investments (Cost — $1,203,196,311*) — 107.4%		1,208,768,699
Liabilities in Excess of Other Assets — (7.4)%		(83,447,108)

Net Assets — 100.0%		$1,125,321,591

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,223,956,457

Gross unrealized appreciation	$99,609,927
Gross unrealized depreciation	(114,797,685)

Net unrealized depreciation	$(15,187,758)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	16,460,094	(14,520,984)	1,939,110	$86	$18,305
BlackRock Liquidity Series LLC, Money Market Series	83,577,027	15,049,973	98,627,000	—	$126,056

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	JUNE 30, 2010	37

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$1,108,202,589	—	—	$1,108,202,589
Short-Term Securities	1,939,110	$98,627,000	—	100,566,110

Total	$1,110,141,699	$98,627,000	—	$1,208,768,699

[1]	See above Schedule of Investments for values in each industry.

38	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals — 2.1%
Potash Corp. of Saskatchewan, Inc.	167,100	$14,410,704

Energy Equipment & Services — 13.0%
Calfrac Well Services Ltd.	55,100	1,011,888
Core Laboratories NV	184,350	27,211,904
Exterran Holdings, Inc.(a)	351,000	9,059,310
Halliburton Co.	522,800	12,834,740
Key Energy Services, Inc.(a)	750,100	6,885,918
Noble Corp.	140,910	4,355,528
Schlumberger Ltd.	260,180	14,398,361
Smith International, Inc.	196,040	7,380,906
Technip SA	82,600	4,737,606
Trican Well Service Ltd.	308,700	3,952,450

		91,828,611

Gas Utilities — 4.4%
EQT Corp.	435,410	15,735,717
Questar Corp.	336,930	15,326,946

		31,062,663

Metals & Mining — 11.1%
Agnico-Eagle Mines Ltd.	254,090	15,443,590
Eldorado Gold Corp.	707,120	12,673,759
Goldcorp, Inc.	536,052	23,505,880
Silver Wheaton Corp.(a)	1,323,724	26,606,852

		78,230,081

Oil, Gas & Consumable Fuels — 64.5%
Alpha Natural Resources, Inc.(a)	214,800	7,275,276
Apache Corp.	261,230	21,992,954
Arch Coal, Inc.	413,200	8,185,492
Cabot Oil & Gas Corp.	256,300	8,027,316
Cenovus Energy, Inc.	376,260	9,703,745
CONSOL Energy, Inc.	653,630	22,066,549
Crescent Point Energy Corp.	459,170	16,028,141
Denbury Resources, Inc.(a)	914,990	13,395,453
EnCana Corp.	420,460	12,756,756
EOG Resources, Inc.	282,370	27,776,737
Forest Oil Corp.(a)	395,990	10,834,286
Galleon Energy, Inc. - Class A(a)	806,394	3,264,814
Gasco Energy, Inc.(a)	1,596,500	568,354
Hess Corp.	157,570	7,932,074
Hugoton Royalty Trust	1	19
Massey Energy Co.	773,839	21,164,497
Newfield Exploration Co.(a)	378,500	18,493,510
Noble Energy, Inc.	215,300	12,989,049
Occidental Petroleum Corp.	318,850	24,599,277
OGX Petroleo e Gas Participacoes SA(a)	1,734,900	16,118,711
Patriot Coal Corp.(a)	67,116	788,613
Peabody Energy Corp.	507,190	19,846,345
Penn West Energy Trust(b)	1,054,400	20,054,688
PetroBakken Energy Ltd. - Class A	111,742	2,223,189
PetroChina Co. Ltd. - ADR(b)	38,990	4,278,373
Petroleo Brasileiro SA - ADR(b)	316,440	10,860,221
Plains Exploration & Production Co.(a)	504,910	10,406,195
Premier Oil Plc(a)	303,537	5,604,162
Quicksilver Resources, Inc.(a)(b)	949,200	10,441,200
Range Resources Corp.	406,200	16,308,930
Southwestern Energy Co.(a)	511,500	19,764,360
StatoilHydro ASA	436,422	8,407,593
StatoilHydro ASA - ADR	184,140	3,526,281
Suncor Energy, Inc.	364,480	10,730,291
Talisman Energy, Inc.	897,300	13,621,014
Ultra Petroleum Corp.(a)	178,100	7,880,925
Whiting Petroleum Corp.(a)(b)	343,430	26,931,781

		454,847,171

Total Long-Term Investments (Cost — $628,804,135) — 95.1%		670,379,230

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	36,794,048	36,794,048
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	30,976,800	30,976,800

Total Short-Term Securities (Cost — $67,770,848) — 9.6%		67,770,848

Total Investments (Cost — $696,574,983*) — 104.7%		738,150,078
Liabilities in Excess of Other Assets — (4.7)%		(32,993,514)

Net Assets — 100.0%		$705,156,564

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$699,120,482

Gross unrealized appreciation	$111,184,389
Gross unrealized depreciation	(72,154,793)

Net unrealized appreciation	$39,029,596

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	CAD	Canadian Dollar
	GDR	Global Depositary Receipts
	USD	US Dollar

BLACKROCK FUNDS	JUNE 30, 2010	39

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,636,064	1,157,984	36,794,048	$13	$30,606
BlackRock Liquidity Series, LLC Money Market Series	49,756,750	(18,779,950)	30,976,800	—	$103,803

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Chemicals	$14,410,704	—	—	$14,410,704
Energy Equipment & Services	87,091,005	$4,737,606	—	91,828,611
Gas Utilities	31,062,663	—	—	31,062,663
Metals & Mining	78,230,081	—	—	78,230,081
Oil, Gas & Consumable Fuels	440,835,416	14,011,755	—	454,847,171
Short-Term Securities	36,794,048	30,976,800	—	67,770,848

Total	$688,423,917	$49,726,161	—	$738,150,078

40	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Orbital Sciences Corp.(a)	252,677	$3,984,716

Auto Components — 0.9%
Dana Holding Corp.(a)	352,200	3,522,000

Beverages — 1.7%
Dr. Pepper Snapple Group, Inc.	85,200	3,185,628
Molson Coors Brewing Co. - Class B	79,100	3,350,676

		6,536,304

Building Products — 1.7%
Masco Corp.	230,600	2,481,256
Owens Corning(a)	140,400	4,199,364

		6,680,620

Capital Markets — 1.2%
Invesco Ltd.	291,000	4,897,530

Chemicals — 1.7%
Albemarle Corp.	55,300	2,195,963
FMC Corp.	81,800	4,697,774

		6,893,737

Commercial Banks — 5.8%
Associated Banc-Corp	403,900	4,951,814
Cathay General Bancorp(b)	312,100	3,223,993
KeyCorp	658,600	5,064,634
TCF Financial Corp.(b)	337,200	5,600,892
Zions Bancorporation(b)	182,000	3,925,740

		22,767,073

Commercial Services & Supplies — 2.3%
Avery Dennison Corp.	83,100	2,670,003
Corrections Corp. of America(a)	329,300	6,283,044

		8,953,047

Communications Equipment — 1.7%
Brocade Communications Systems, Inc.(a)	759,000	3,916,440
Ciena Corp.(a)	221,400	2,807,352

		6,723,792

Computers & Peripherals — 0.7%
Dell, Inc.(a)	240,100	2,895,606

Containers & Packaging — 1.9%
Owens-Illinois, Inc.(a)	163,700	4,329,865
Pactiv Corp.(a)	113,200	3,152,620

		7,482,485

Diversified Consumer Services — 0.5%
H&R Block, Inc.	135,300	2,122,857

Diversified Financial Services — 2.3%
NYSE Euronext	152,100	4,202,523
PHH Corp.(a)	247,716	4,716,513

		8,919,036

Electric Utilities — 1.9%
Northeast Utilities	132,000	3,363,360
NV Energy, Inc.	359,000	4,239,790

		7,603,150

Electrical Equipment — 1.3%
Polypore International, Inc.(a)	226,300	5,146,062

Electronic Equipment, Instruments & Components — 1.8%
Anixter International, Inc.(a)	56,300	2,398,380
Ingram Micro, Inc. - Class A(a)	169,000	2,567,110
Tech Data Corp.(a)	65,400	2,329,548

		7,295,038

Energy Equipment & Services — 1.0%
Nabors Industries Ltd.(a)	215,000	3,788,300

Food & Staples Retailing — 1.6%
The Kroger Co.	213,700	4,207,753
Safeway, Inc.	116,300	2,286,458

		6,494,211

Food Products — 2.0%
Del Monte Foods Co.	297,030	4,274,262
The J.M. Smucker Co.	61,000	3,673,420

		7,947,682

Gas Utilities — 1.0%
EQT Corp.	52,900	1,911,806
Questar Corp.	45,600	2,074,344

		3,986,150

Health Care Equipment & Supplies — 2.7%
The Cooper Cos., Inc.	144,300	5,741,697
Hologic, Inc.(a)	117,200	1,632,596
Zimmer Holdings, Inc.(a)	59,600	3,221,380

		10,595,673

Health Care Providers & Services — 2.8%
Lincare Holdings, Inc.(a)	27,958	908,914
MEDNAX, Inc.(a)	31,900	1,773,959
Universal Health Services, Inc. - Class B	124,800	4,761,120
WellPoint, Inc.(a)	76,800	3,757,824

		11,201,817

Hotels, Restaurants & Leisure — 2.3%
Bally Technologies, Inc.(a)	51,200	1,658,368
Darden Restaurants, Inc.	97,300	3,780,105
Scientific Games Corp. - Class A(a)	81,929	753,747
Starwood Hotels & Resorts Worldwide, Inc.	67,000	2,775,810

		8,968,030

Household Durables — 1.5%
MDC Holdings, Inc.	66,200	1,784,090
Stanley Black & Decker, Inc.	78,100	3,945,612

		5,729,702

Industrial Conglomerates — 0.5%
Textron, Inc.(b)	117,894	2,000,661

Insurance — 8.4%
AON Corp.	54,800	2,034,176
AXIS Capital Holdings Ltd.	104,500	3,105,740
Genworth Financial, Inc. - Class A(a)	139,400	1,821,958
The Hanover Insurance Group, Inc.	137,330	5,973,855
HCC Insurance Holdings, Inc.	209,300	5,182,268
Lincoln National Corp.	143,800	3,492,902
Loews Corp.	131,200	4,370,272
The Travelers Cos., Inc.	43,800	2,157,150

BLACKROCK FUNDS	JUNE 30, 2010	41

Schedule of Investments (continued)	BlackRock Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Insurance (concluded)
XL Capital Ltd. - Class A	305,000	$4,883,050

		33,021,371

Internet Software & Services — 0.8%
Yahoo!, Inc.(a)	232,200	3,211,326

Leisure Equipment & Products — 1.1%
Mattel, Inc.	196,600	4,160,056

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(a)	60,500	2,967,525

Machinery — 3.3%
Briggs & Stratton Corp.	150,300	2,558,106
Cummins, Inc.	32,000	2,084,160
Eaton Corp.	30,100	1,969,744
Parker Hannifin Corp.	21,300	1,181,298
Terex Corp.(a)	174,500	3,270,130
Trinity Industries, Inc.	106,800	1,892,496

		12,955,934

Media — 1.9%
Cablevision Systems Corp. - Class A	110,700	2,657,907
The Interpublic Group of Cos., Inc.(a)	324,300	2,312,259
Viacom, Inc. - Class B	81,100	2,544,107

		7,514,273

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	25,100	1,484,163
Reliance Steel & Aluminum Co.	30,300	1,095,345
Walter Energy, Inc.	42,300	2,573,955

		5,153,463

Multiline Retail — 1.4%
Macy’s, Inc.	147,000	2,631,300
Saks, Inc.(a)(b)	384,300	2,916,837

		5,548,137

Multi-Utilities — 2.3%
CMS Energy Corp.	212,800	3,117,520
Wisconsin Energy Corp.	118,400	6,007,616

		9,125,136

Office Electronics — 1.0%
Xerox Corp.	493,200	3,965,328

Oil, Gas & Consumable Fuels — 5.6%
Cimarex Energy Co.	26,900	1,925,502
CONSOL Energy, Inc.	130,500	4,405,680
Newfield Exploration Co.(a)	98,900	4,832,254
Petrohawk Energy Corp.(a)	285,300	4,841,541
Plains Exploration & Production Co.(a)	139,000	2,864,790
Whiting Petroleum Corp.(a)	39,200	3,074,064

		21,943,831

Paper & Forest Products — 1.2%
International Paper Co.	203,500	4,605,205

Personal Products — 1.6%
Avon Products, Inc.	163,200	4,324,800
The Estee Lauder Cos., Inc. - Class A	36,400	2,028,572

		6,353,372

Pharmaceuticals — 0.7%
Watson Pharmaceuticals, Inc.(a)	68,000	2,758,760

Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities, Inc.	66,800	4,233,116
Chimera Investment Corp.	1,159,400	4,185,434
MFA Financial, Inc.	825,700	6,110,180
U-Store-It Trust	469,800	3,504,708

		18,033,438

Real Estate Management & Development — 1.3%
Forestar Group, Inc.(a)	284,900	5,116,804

Road & Rail — 1.2%
Hertz Global Holdings, Inc.(a)(b)	481,000	4,550,260

Semiconductors & Semiconductor Equipment — 3.3%
Micron Technology, Inc.(a)	358,800	3,046,212
ON Semiconductor Corp.(a)	748,400	4,774,792
Teradyne, Inc.(a)	540,300	5,267,925

		13,088,929

Software — 2.0%
Symantec Corp.(a)	145,800	2,023,704
Take-Two Interactive Software, Inc.(a)	361,900	3,257,100
TiVo, Inc.(a)	358,210	2,643,590

		7,924,394

Specialty Retail — 2.1%
Abercrombie & Fitch Co. - Class A	88,900	2,728,341
JoS. A. Bank Clothiers, Inc.(a)(b)	54,900	2,964,051
Limited Brands, Inc.	119,000	2,626,330

		8,318,722

Thrifts & Mortgage Finance — 3.0%
People’s United Financial, Inc.	531,600	7,176,600
Washington Federal, Inc.	283,100	4,580,558

		11,757,158

Water Utilities — 1.5%
American Water Works Co., Inc.	284,800	5,866,880

Total Long-Term Investments (Cost — $376,907,890) — 94.2%		371,075,581

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	20,290,560	20,290,560
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	19,517,700	19,517,700

Total Short-Term Securities (Cost — $39,808,260) — 10.1%		39,808,260

Total Investments (Cost — $416,716,150*) — 104.3%		410,883,841
Liabilities in Excess of Other Assets — (4.3)%		(17,072,312)

Net Assets — 100.0%		$393,811,529

42	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Aurora Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$423,627,944

Gross unrealized appreciation	$19,544,902
Gross unrealized depreciation	(32,289,005)

Net unrealized depreciation	$(12,744,103)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,513,191	11,777,369	20,290,560	$34	$9,042
BlackRock Liquidity Series, LLC Money Market Series	28,603,600	(9,085,900)	19,517,700	—	$193,768

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$371,075,581	—	—	$371,075,581
Short-Term Securities	20,290,560	$19,517,700	—	39,808,260

Total	$391,366,141	$19,517,700	—	$410,883,841

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	JUNE 30, 2010	43

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 0.1%
Westport Innovations, Inc. (acquired 12/19/03 through 12/31/03, cost $183,679)(a)(b)	53,057	$834,817

Capital Markets — 0.0%
Treasure Island Royalty Trust(a)	366,922	440,306

Commercial Services & Supplies — 0.3%
Alexco Resource Corp.(a)	967,683	3,020,296
Republic Resources, Inc.(a)	28,750	—

		3,020,296

Diversified Financial Services — 0.0%
Quest Capital Corp.(a)	61,000	85,952

Electrical Equipment — 0.0%
ITM Power Plc(a)	525,200	249,142

Electronic Equipment, Instruments & Components — 0.1%
Opsens, Inc.(a)	2,175,000	745,738

Energy Equipment & Services — 4.7%
Baker Hughes, Inc.	135,200	5,620,264
Cameron International Corp.(a)	302,400	9,834,048
Ensco Plc - ADR	94,100	3,696,248
Halliburton Co.	316,326	7,765,803
Technicoil Corp.(a)	547,800	427,104
Technicoil Corp. (acquired 6/15/04, cost $548,935)(a)(b)	753,100	587,171
Wavefront Technology Solutions, Inc.(a)	710,000	1,000,423
Weatherford International Ltd.(a)	1,093,196	14,364,596
Xtreme Coil Drilling Corp.(a)	527,700	1,521,806

		44,817,463

Gas Utilities — 2.0%
EQT Corp.	546,000	19,732,440

Machinery — 0.0%
Railpower Technologies Corp.(a)	360,600	—

Metals & Mining — 10.6%
Archipelago Resources Plc(a)	2,247,400	1,401,897
Baja Mining Corp.(a)	3,654,800	2,128,576
BHP Billiton Ltd. - ADR(c)	300,000	18,597,000
Brigus Gold Corp.(a)	1,368,600	1,709,866
Crosshair Exploration & Mining Corp.(a)	352,800	36,455
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $248,613)(a)(b)	206,800	21,369
Eastern Platinum Ltd.(a)	1,500,000	1,366,775
Eastmain Resources, Inc.(a)	1,300,000	1,563,102
Eldorado Gold Corp.	368,965	6,612,984
Erdene Gold, Inc. (acquired 4/10/07, cost $959,233)(a)(b)	1,100,000	309,990
European Goldfields Ltd.(a)	561,400	3,591,315
Freeport-McMoRan Copper & Gold, Inc.	250,000	14,782,500
Fronteer Development Group, Inc.(a)	500,000	3,001,268
Gold Reserve, Inc.(a)	123,948	101,637
Goldcorp, Inc.	4,600	201,405
Golden Star Resources Ltd.(a)	789,408	3,485,245
Grande Cache Coal Corp.(a)	306,300	1,582,500
Helio Resource Corp.(a)	2,000,000	704,523
Imperial Metals Corp.(a)	60,462	907,597
Kilo Goldmines Ltd.(a)	820,000	192,570
Kinross Gold Corp.	111,175	1,899,981
Kodiak Exploration Ltd.(a)	1,000,000	206,660
Lake Shore Gold Corp.(a)	1,294,602	3,891,528
MAG Silver Corp.(a)	964,000	5,949,443
Minefinders Corp. Ltd.(a)(c)	250,000	2,227,500
Nevsun Resources Ltd.(a)	554,800	1,928,289
Northern Star Mining Corp.(a)	1,633,500	115,084
Oromin Explorations Ltd.(a)	1,850,000	1,494,528
Polymet Mining Corp.(a)	2,250,000	3,339,439
Q2 Gold Resources, Inc. (acquired 6/18/07, cost $0)(a)(b)	327,600	—
Rainy River Resources Ltd.(a)	1,000,000	6,143,441
Romarco Minerals, Inc.(a)	223,000	370,776
Sunridge Gold Corp.(a)	3,325,559	1,265,184
Vale SA - ADR(c)	300,000	7,305,000
Virginia Mines, Inc.(a)	216,350	1,447,008
Western Coal Corp.(a)	360,400	1,408,355
X-Cal Resources Ltd.(a)	1,755,500	255,603

		101,546,393

Oil, Gas & Consumable Fuels — 80.8%
Advantage Oil & Gas Ltd. (acquired 6/26/09, cost $5,214,217)(a)(b)	1,000,000	5,824,057
Alpha Natural Resources, Inc.(a)	799,128	27,066,465
American Oil & Gas, Inc.(a)	460,486	2,891,852
Antares Energy Ltd. (acquired 6/14/10, cost $5,189,100)(a)(b)	10,000,000	4,850,944
Arcan Resources Ltd.(a)	369,200	1,508,637
Arch Coal, Inc.	1,324,400	26,236,364
Atlas Energy, Inc.(a)	873,700	23,651,059
ATP Oil & Gas Corp.(a)(c)	168,800	1,787,592
Baytex Energy Trust	421,948	12,604,336
Bellatrix Exploration Ltd.(a)	188,332	543,121
Canadian Superior Energy Inc	1,200,000	3,708,609
Carrizo Oil & Gas, Inc.(a)(c)	400,400	6,218,212
Chesapeake Energy Corp.(c)	1,450,000	30,377,500
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $1,418,282)(a)(b)	901,980	1,067,582
Clayton Williams Energy, Inc.(a)	349,421	14,717,613
Compton Petroleum Corp. (acquired 9/24/04, cost $727,951)(a)(b)	104,300	58,785
Comstock Resources, Inc.(a)	203,300	5,635,476
CONSOL Energy, Inc.	1,147,600	38,742,976
Continental Resources, Inc.(a)(c)	135,000	6,023,700
Corridor Resources, Inc.(a)	938,200	4,582,819
Crew Energy, Inc.(a)	880,537	12,473,344
Crew Energy, Inc. (acquired 6/24/98 through 10/19/98, cost $184,988)(a)(b)	191,300	2,709,881
Crocotta Energy, Inc.(a)	915,800	1,428,048
Daylight Energy Ltd.	1,579,108	13,246,383
Delphi Energy Corp.(a)	955,200	2,377,793
Denbury Resources, Inc.(a)	595,200	8,713,728
Endeavour International Corp.(a)(c)	2,266,000	2,401,960
Energy XXI Bermuda Ltd.(a)	572,680	9,036,890
EOG Resources, Inc.	227,200	22,349,664
EXCO Resources, Inc.	1,568,800	22,920,168
Fairborne Energy Ltd.(a)	712,958	3,080,745
Forest Oil Corp.(a)	100,000	2,736,000
Galleon Energy, Inc. - Class A(a)	1,001,598	4,055,129
Galleon Energy, Inc. - Class A (acquired 2/09/04, cost $346,401)(a)(b)	173,600	702,847
Gastar Exploration Ltd.(a)	211,060	761,927
GMX Resources, Inc.(a)(c)	530,789	3,444,821
Goodrich Petroleum Corp.(a)(c)	1,009,700	12,116,400
Gran Tierra Energy, Inc.(a)	574,000	2,884,693
Heritage Oil Plc(a)	2,523,000	14,776,069

44	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
International Coal Group, Inc.(a)(c)	1,700,000	$6,545,000
InterOil Corp.(a)(c)	64,000	2,842,240
Ithaca Energy, Inc.(a)	268,300	499,022
James River Coal Co.(a)	131,100	2,087,112
Longview Energy Co. (acquired 8/13/04, cost $1,281,000)(a)(b)	85,400	890,722
Lynden Energy Corp.(a)	200,400	103,537
Magnum Hunter Resources Corp.(a)	1,169,600	5,099,456
Massey Energy Co.	1,944,840	53,191,374
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $2,957,155)(a)(b)	513,393	7,074,556
Midnight Oil Exploration Ltd.(a)	3,650,300	3,291,802
Midnight Oil Exploration Ltd. (acquired 9/29/05, cost $1,971,490)(a)(b)	577,400	520,693
Midway Energy Ltd.(a)	21,717	60,589
Monterey Exploration Ltd.(a)	12,000	47,569
NAL Oil & Gas Trust	7,526	74,938
Newfield Exploration Co.(a)	709,310	34,656,887
Open Range Energy Corp.(a)	48,061	65,914
Pacific Rodera Energy, Inc.(a)	990,200	223,238
Pan Orient Energy Corp.(a)	1,167,100	5,646,109
Paramount Resources Ltd. - Class A(a)	849,150	14,820,541
Patriot Coal Corp.(a)(c)	377,346	4,433,816
Peabody Energy Corp.	895,436	35,038,411
Penn Virginia Corp.	1,608,300	32,342,913
Penn West Energy Trust	153,333	2,923,921
Petrohawk Energy Corp.(a)	2,256,500	38,292,805
Petrolifera Petroleum Ltd.(a)	892,415	544,897
Pioneer Natural Resources Co.(c)	308,100	18,316,545
Plains Exploration & Production Co.(a)	1,555,525	32,059,370
ProspEx Resources Ltd.(a)	1,504,120	2,105,245
Quicksilver Resources, Inc.(a)(c)	364,400	4,008,400
Range Resources Corp.	200,000	8,030,000
Rosetta Resources, Inc.(a)	579,000	11,469,990
Ship Finance International Ltd.	27	483
SM Energy Co.	143,400	5,758,944
Sonde Resources Corp.(a)	46,060	104,334
Sonde Resources Corp. (acquired 9/23/05 through 3/11/09, cost $9,443,732)(a)(b)	1,200,000	3,708,609
Southwestern Energy Co.(a)	994,500	38,427,480
Stone Energy Corp.(a)	27,274	304,378
Toreador Resources Corp.(a)	300,000	1,650,000
Trilogy Energy Corp.	477,391	4,161,560
Trioil Resources Ltd. - Class A(a)	20,783	79,067
Tullow Oil Plc	544,198	8,095,105
Ultra Petroleum Corp.(a)(c)	346,900	15,350,325
Uranium One, Inc.(a)	1,005,765	2,446,979
Vero Energy, Inc.(a)	55,374	320,941
Vero Energy, Inc. (acquired 11/28/05, cost $68,972)(a)(b)	36,268	210,205
Warren Resources, Inc.(a)	222,282	644,618
Western Energy Services Corp. (acquired 2/25/10, cost $3,752,521)(a)(b)	20,000,000	3,757,456
Yoho Resources, Inc.(a)	1,000,000	2,104,175

		774,746,460

Total Common Stocks — 98.6%		946,219,007

	Par (000)
Corporate Bonds
Oil, Gas & Consumable Fuels — 0.5%
BPZ Resources, Inc., 6.50%, 3/01/15	$5,000	4,425,000

Total Long-Term Investments (Cost — $879,072,451) — 99.1%		950,644,007

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(d)(e)	10,909,062	10,909,062
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(d)(e)(f)	85,501,800	85,501,800

Total Short-Term Securities (Cost — $96,410,862) — 10.1%		96,410,862

Total Investments (Cost — $975,483,313*) — 109.2%		1,047,054,869
Liabilities in Excess of Other Assets — (9.2)%		(87,800,457)

Net Assets — 100.0%		$959,254,412

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$999,037,484

Gross unrealized appreciation	$215,451,979
Gross unrealized depreciation	(167,434,594)

Net unrealized appreciation	$48,017,385

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held 3.5% of its net assets, with a current value of $33,129,684 and an original cost of $34,496,269 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	26,842,789	(15,933,727)	10,909,062	$87	$26,133
BlackRock Liquidity Series, LLC Money Market Series	95,162,500	(9,660,700)	85,501,800	—	$109,596

BLACKROCK FUNDS	JUNE 30, 2010	45

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	12,000	USD	11,440	Citibank, N.A.	7/02/10	$(168)
CAD	5,000	USD	4,713	Deutsche Bank	7/02/10	(16)

Total						$(184)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Auto Components	—	$834,817	—	$834,817
Capital Markets	$440,306	—	—	440,306
Commercial Services & Supplies	3,020,296	—	—	3,020,296
Diversified Financial Services	85,952	—	—	85,952
Electrical Equipment	249,142	—	—	249,142
Electrical Equipment, Instruments & Components	745,738	—	—	745,738
Energy Equipment & Services	44,230,292	587,171	—	44,817,463
Gas Utilities	19,732,440	—	—	19,732,440
Metals & Mining	101,215,034	331,359	—	101,546,393
Oil, Gas & Consumable Fuels	720,498,949	46,282,233	$7,965,278	774,746,460
Corporate Bonds	—	4,425,000	—	4,425,000
Short-Term Securities	10,909,062	85,501,800	—	96,410,862

Total	$901,127,211	$137,962,380	$7,965,278	$1,047,054,869

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency exchange contracts	$(184)	—	—	$(184)

[1]	Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

46	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Metals & Mining	Oil, Gas & Consumable Fuels	Warrants	Total
Assets:
Balance, as of September 30, 2009	—	$13,231,132	$2	$13,231,134
Net realized gain/loss	—	—	—	—
Net change in unrealized appreciation/depreciation[2]	—	558,203	—	558,203
Sales	—	—	(2)	(2)
Transfers in3	—	—	—	—
Transfers out[3]	—	(5,824,057)	—	(5,824,057)

Balance, as of June 30, 2010	—	$7,965,278	—	$7,965,278

[2]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $1,097,570.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS	JUNE 30, 2010	47

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock World Gold Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 12.9%
Allied Gold Ltd.(a)	46,300	$14,223
Ampella Mining Ltd.(a)	12,370	15,651
Citadel Resource Group Ltd.(a)	57,340	12,693
Kingsgate Consolidated Ltd.(a)	2,170	17,087
Medusa Mining Ltd.(a)	3,940	12,745
Mineral Deposits Ltd.(a)	19,310	14,874
Newcrest Mining Ltd.	10,340	301,686
Silver Lake Resources Ltd.(a)	10,990	15,928

		404,887

Canada — 47.2%
Agnico-Eagle Mines Ltd.	1,950	118,295
Alamos Gold, Inc.	3,750	57,524
B2Gold Corp.(a)	10,460	16,212
Banro Corp.(a)	5,230	9,973
Barrick Gold Corp.	2,475	112,390
Centerra Gold, Inc.(a)	4,000	44,037
Eldorado Gold Corp.	8,100	145,177
European Goldfields Ltd.(a)	2,790	17,848
Goldcorp, Inc.	6,400	280,216
IAMGOLD Corp.	8,050	141,937
Kinross Gold Corp.	12,000	205,157
Lake Shore Gold Corp.(a)	5,000	15,030
New Gold, Inc.(a)	8,900	55,262
Red Back Mining, Inc.(a)	6,500	164,309
Romarco Minerals, Inc.(a)	17,250	28,681
Yamana Gold, Inc.	7,200	73,857

		1,485,905

Jersey — 4.3%
Randgold Resources Ltd. - ADR	1,420	134,545

Mexico — 4.7%
Fresnillo Plc	10,110	146,775

Peru — 5.0%
Cia de Minas Buenaventura SA - ADR	3,440	132,233
Hochschild Mining Plc	5,860	26,746

		158,979

Russia — 0.9%
Polymetal - GDR(a)	2,210	27,736

South Africa — 12.2%
AngloGold Ashanti Ltd.	2,080	89,771
Aquarius Platinum Ltd.	5,790	28,017
Gold Fields Ltd.	6,990	93,743
Harmony Gold Mining Co. Ltd.(a)	6,360	67,755
Impala Platinum Holdings Ltd.	4,530	105,431

		384,717

United Kingdom — 4.4%
African Barrick Gold Ltd.(a)	2,840	26,923
Archipelago Resources Plc(a)	22,990	14,341
Petra Diamonds Ltd.(a)	15,110	16,218
Petropavlovsk Plc	4,550	80,282

		137,764

United States — 7.9%
Freeport-McMoRan Copper & Gold, Inc.	440	26,017
Gold Resource Corp.	1,250	16,125
Newmont Mining Corp.	3,360	207,447

		249,589

Total Long-Term Investments (Cost — $2,995,887) — 99.5%		3,130,897

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(b)(c)	17,263	17,263

Total Short-Term Securities (Cost — $17,263) — 0.6%		17,263

Total Investments (Cost — $3,013,150*) — 100.1%		3,148,160
Liabilities in Excess of Other Assets — (0.1)%		(1,748)

Net Assets — 100.0%		$3,146,412

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,013,150

Gross unrealized appreciation	$166,166
Gross unrealized depreciation	(31,156)

Net unrealized appreciation	$135,010

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at May 26, 2010	Net Activity	Shares held at June 30, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	17,263	17,263	$9

(c)	Represents the current yield as of report date.

48	BLACKROCK FUNDS	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock World Gold Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$14,874	$390,013	—	$404,887
Canada	1,485,905	—	—	1,485,905
Jersey	134,545	—	—	134,545
Mexico	—	146,775	—	146,775
Peru	132,233	26,746	—	158,979
Russia	27,736	—	—	27,736
South Africa	—	384,717	—	384,717
United Kingdom	41,264	96,500	—	137,764
United States	249,589	—	—	249,589
Short-Term Securities	17,263	—	—	17,263

Total	$2,103,409	$1,044,751	—	$3,148,160

BLACKROCK FUNDS	JUNE 30, 2010	49

Schedule of Investments June 30, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-1A, Class A,
5.56%, 8/15/35(a)	USD	677	$681,753
AmeriCredit Automobile Receivables Trust, Series 2008-2, Class A2,
4.35%, 8/06/12(b)		390	394,579
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2,
2.15%, 7/25/32(b)		17	6,544
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(a)		1,430	1,448,588
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1,
0.40%, 10/25/36(b)		105	102,662
Centex Home Equity Loan Trust:
Series 2002-A, Class MF2,
6.54%, 1/25/32(b)		185	24,670
Series 2003-B, Class M3,
3.45%, 6/25/33(b)		137	48,319
Chase Issuance Trust, Series 2009-A7, Class A7,
0.80%, 9/15/10(b)		1,725	1,726,145
Conseco Financial Corp.:
Series 1996-6, Class A6,
7.95%, 9/15/27		208	213,147
Series 1996-7, Class A6,
7.65%, 10/15/27(b)		90	90,727
Countrywide Asset-Backed Certificates:
Series 2002-2, Class M2,
2.07%, 12/25/31(b)(c)		—	268
Series 2003-3, Class M6,
4.61%, 7/25/32(b)		3	410
Series 2003-BCI, Class M2,
3.35%, 9/25/32(b)		35	7,851
Series 2003-2, Class M2,
2.82%, 3/26/33(b)		123	14,973
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class M1,
5.77%, 5/25/35(d)		121	67,828
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	345	428,573
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A,
4.25%, 5/15/11(a)	USD	1,000	1,000,000
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A2,
0.94%, 4/16/12		967	967,251
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.46%, 7/25/37(b)		167	159,665
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.71%, 11/25/35(b)		453	146,691
Long Beach Mortgage Loan Trust:
Series 2003-4, Class M5A,
6.35%, 8/25/33(b)		34	8,760
Series 2004-1, Class M5,
2.00%, 2/25/34(b)		88	36,339
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A,
6.53%, 6/01/15		1,052	1,141,874
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		376	377,170
Option One Mortgage Loan Trust:
Series 2002-6, Class M1,
1.47%, 11/25/32(b)		16	7,765
Series 2002-6, Class M2,
2.90%, 11/25/32(b)		35	9,903
Series 2003-4, Class A2,
0.99%, 7/25/33(b)		69	52,203
Series 2003-4, Class M5A,
5.97%, 7/25/33(b)		24	4,618
Series 2003-5, Class M4,
4.70%, 8/25/33(b)		23	3,099
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2, Class M3,
5.50%, 4/25/33(d)		55	7,531
Series 2007-RS2, Class A1,
0.47%, 5/25/37(b)		314	296,760
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB,
0.85%, 7/25/32(b)		31	15,804
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2,
1.37%, 8/15/13(a)		455	453,180
Series 2010-A, Class A3,
1.83%, 11/17/14(a)		350	350,665
Series 2010-A, Class A4,
2.39%, 6/15/17(a)		180	180,666
SLM Student Loan Trust:
Series 2010-C, Class A1,
1.85%, 2/15/13(a)(b)		560	560,000
Series 2008-5, Class A2,
1.42%, 10/25/16(b)		1,720	1,745,831
Series 2008-5, Class A3,
1.62%, 1/25/18(b)		540	556,634
Series 2005-4, Class A2,
0.40%, 4/26/21(b)		441	439,483
Series 2008-5, Class A4,
2.02%, 7/25/23(b)		1,270	1,333,984
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M2,
3.27%, 4/25/33(b)		11	2,429
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.71%, 1/21/11(a)(b)(c)		—	268

Total Asset-Backed Securities — 2.9%			15,115,610

Collateralized Debt Obligations — 0.0%
Knollwood Ltd., Series 2004-1A, Class C,
3.49%, 1/10/39(a)(b)		116	—

	Shares
Common Stocks
Aerospace & Defense — 0.6%
BE Aerospace, Inc.(e)		18,550	471,726
Bombardier, Inc. - Class B		89,300	406,004
L-3 Communications Holdings, Inc.		9,400	665,896
Lockheed Martin Corp.		4,400	327,800
Meggitt Plc		123,500	575,502
Northrop Grumman Corp.		2,000	108,880
Orbital Sciences Corp.(e)		19,150	301,996
Precision Castparts Corp.		2,400	247,008
Raytheon Co.		3,743	181,124

			3,285,936

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.(e)		3,050	144,875
Forward Air Corp.		6,150	167,588
United Parcel Service, Inc. - Class B		24,600	1,399,494

			1,711,957

Airlines — 0.8%
British Airways Plc(e)		94,900	275,710
China Airlines Ltd.(e)		616,944	314,183

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines (concluded)
Delta Air Lines, Inc.(e)	145,811	$1,713,279
Deutsche Lufthansa AG(e)	24,700	341,466
Korean Air Lines Co. Ltd.(e)	5,200	345,448
Ryanair Holdings Plc - ADR(e)	32,699	885,816
UAL Corp.(e)	24,500	503,720

		4,379,622

Auto Components — 0.7%
Aisin Seiki Co. Ltd.	9,900	266,533
Autoliv, Inc.(e)	10,900	521,565
Bridgestone Corp.	44,400	702,061
Cie Generale des Etablissements Michelin - Class B	3,600	250,821
Dana Holding Corp.(e)	26,400	264,000
GKN Plc(e)	157,800	271,504
Hyundai Mobis	2,200	368,994
Lear Corp.(e)	4,100	271,420
Magna International, Inc. - Class A	4,000	263,840
TRW Automotive Holdings Corp.(e)	10,714	295,385
Valeo SA(e)	5,100	138,702
Westport Innovations, Inc. (acquired 9/15/04, cost $10,162)(e)(f)	2,086	32,822

		3,647,647

Automobiles — 0.2%
Astra International Tbk PT	125,000	660,436
Dongfeng Motor Group Co. Ltd. - H Shares	140,800	163,319
Harley-Davidson, Inc.	8,700	193,401
Yamaha Motor Co. Ltd.(e)	17,000	224,744

		1,241,900

Beverages — 0.8%
Anheuser-Busch InBev NV	13,106	630,154
Britvic Plc	53,800	381,267
The Coca-Cola Co.	37,323	1,870,629
Coca-Cola Enterprises, Inc.	10,050	259,893
Dr Pepper Snapple Group, Inc.	9,800	366,422
Heckmann Corp.(e)	40,200	186,528
Molson Coors Brewing Co. - Class B	7,400	313,464
PepsiCo, Inc.	4,280	260,866

		4,269,223

Biotechnology — 0.5%
Allos Therapeutics, Inc.(e)	50	306
Amgen, Inc.(e)	13,600	715,360
Amylin Pharmaceuticals, Inc.(e)	5,150	96,820
BioMarin Pharmaceutical, Inc.(e)	2,900	54,984
Cubist Pharmaceuticals, Inc.(e)	7,750	159,650
Dendreon Corp.(e)	9,250	299,053
Genzyme Corp.(e)	5,900	299,543
Gilead Sciences, Inc.(e)	4,450	152,546
Human Genome Sciences, Inc.(e)	15,250	345,565
Incyte Corp. Ltd.(e)	6,150	68,080
Onyx Pharmaceuticals, Inc.(e)	5,350	115,507
Pharmasset, Inc.(e)	3,600	98,424

		2,405,838

Building Products — 0.4%
Asahi Glass Co. Ltd.	44,600	418,786
Griffon Corp.(e)	900	9,954
KCC Corp.	1,100	264,894
Masco Corp.	38,700	416,412
Owens Corning(e)	26,200	783,642

		1,893,688

Capital Markets — 0.9%
Ameriprise Financial, Inc.	4,483	161,971
Daishin Securities Co. Ltd.	10,900	125,250
F&C Asset Management Plc	24,700	19,118
Franklin Resources, Inc.	1,850	159,452
The Goldman Sachs Group, Inc.	3,125	410,219
Greenhill & Co., Inc.	2,200	134,486
Invesco Ltd.	20,370	342,827
Investment Technology Group, Inc.(e)	3,600	57,816
Matsui Securities Co. Ltd.	36,100	220,419
MF Global Holdings Ltd.(e)	12,550	71,661
Mizuho Securities Co. Ltd.	141,400	315,254
Morgan Stanley	12,402	287,850
Nomura Holdings, Inc.	111,000	606,447
Northern Trust Corp.	3,300	154,110
Och-Ziff Capital Management Group LLC - Class A	14,800	186,332
Schroders Plc	11,900	214,175
SWS Group, Inc.	12,800	121,600
Treasure Island Royalty Trust(e)	217,129	260,555
UBS AG(e)	52,124	690,529

		4,540,071

Chemicals — 1.9%
Agrium, Inc.	5,750	281,405
Air Water, Inc.	97,400	1,063,438
Airgas, Inc.	2,150	133,730
Albemarle Corp.	4,200	166,782
Ashland, Inc.	12,854	596,683
Cabot Corp.	11,900	286,909
Celanese Corp. - Series A	9,500	236,645
Clariant AG(e)	35,800	453,314
Cytec Industries, Inc.	12,200	487,878
DIC Corp.	119,000	183,376
E.I. du Pont de Nemours & Co.	4,750	164,302
Eastman Chemical Co.	2,700	144,072
Ecolab, Inc.	12,600	565,866
FMC Corp.	4,650	267,050
Georgia Gulf Corp.(e)	3,250	43,355
Huntsman Corp.	54,000	468,180
Intrepid Potash, Inc.(e)	3,850	75,344
Lanxess AG	10,200	429,334
The Lubrizol Corp.	10,500	843,255
PPG Industries, Inc.	9,500	573,895
Rhodia SA	11,300	187,227
RPM International, Inc.	12,900	230,136
Shin-Etsu Chemical Co. Ltd.	7,800	362,662
Symrise AG	10,500	216,800
Syngenta AG	3,011	695,589
Yara International ASA	4,900	137,737
Zeon Corp.	95,800	561,325

		9,856,289

Commercial Banks — 1.9%
Associated Banc-Corp	23,000	281,980
Bangkok Bank Public Co. Ltd.	39,100	149,442
Bank Central Asia Tbk PT	889,500	578,754
Bank of Hawaii Corp.	4,756	229,953
The Bank of Yokohama Ltd.	32,000	146,383

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Commercial Banks (concluded)
The Chiba Bank Ltd.	25,900	$156,361
China Construction Bank Corp. - H Shares	677,000	544,994
Credit Agricole SA	43,102	447,191
DBS Group Holdings Ltd.	114,660	1,112,763
Fifth Third Bancorp	36,575	449,507
Fulton Financial Corp.	7,300	70,445
HSBC Holdings Plc	120,442	1,100,321
Itau UniBanco Holding SA - ADR	27,630	497,616
KeyCorp	37,100	285,299
Mega Financial Holding Co. Ltd.	271,400	144,911
National Bank of Canada	4,500	230,168
Raiffeisen International Bank Holding AG(e)	5,100	193,703
Standard Chartered Plc	31,829	775,048
SVB Financial Group(e)	1,800	74,214
TCF Financial Corp.	19,300	320,573
Union Bank of India	69,000	457,971
Wells Fargo & Co.	55,167	1,412,275
Wing Hang Bank Ltd.	14,000	136,688
Zions Bancorporation	10,850	234,034

		10,030,594

Commercial Services & Supplies — 0.5%
Alexco Resource Corp.(e)	17,322	54,019
Avery Dennison Corp.	6,500	208,845
Babcock International Group Plc	65,100	578,347
Clean Harbors, Inc.(e)	1,200	79,692
Corrections Corp. of America(e)	12,300	234,684
R.R. Donnelley & Sons Co.	20,200	330,674
Rentokil Initial Plc(e)	400,436	641,731
RPS Group Plc	92,600	257,710
SYKES Enterprises, Inc.(e)	11,998	170,731

		2,556,433

Communications Equipment — 0.8%
Alcatel-Lucent - ADR(e)	69,200	175,768
Brocade Communications Systems, Inc.(e)	41,600	214,656
Ciena Corp.(e)	9,500	120,460
Cisco Systems, Inc.(e)	73,144	1,558,698
F5 Networks, Inc.(e)	12,100	829,697
Harris Corp.	3,771	157,062
Motorola, Inc.(e)	31,288	203,998
Telefonaktiebolaget LM Ericsson - B Shares	78,503	870,773

		4,131,112

Computers & Peripherals — 2.4%
Apple, Inc.(e)	21,812	5,486,372
Dell, Inc.(e)	23,200	279,792
Fujitsu Ltd.	104,000	650,086
Hewlett-Packard Co.	52,225	2,260,298
Lexmark International, Inc. - Class A(e)	15,300	505,359
NetApp, Inc.(e)	37,100	1,384,201
Seagate Technology(e)	89,450	1,166,428
Western Digital Corp.(e)	31,550	951,548

		12,684,084

Construction & Engineering — 0.3%
Carillion Plc	60,300	276,916
Chicago Bridge & Iron Co. NV(e)	6,250	117,562
FLSmidth & Co. A/S	6,400	416,577
Fluor Corp.	5,300	225,250
Quanta Services, Inc.(e)	13,100	270,515
The Shaw Group, Inc.(e)	3,266	111,763

		1,418,583

Construction Materials — 0.1%
Fletcher Building Ltd.	80,258	429,490

Consumer Finance — 0.4%
American Express Co.	14,375	570,688
AmeriCredit Corp.(e)	26,700	486,474
Capital One Financial Corp.	20,000	806,000
Cardtronics, Inc.(e)	3,800	49,248
Discover Financial Services	12,125	169,507
Dollar Financial Corp.(e)	9,200	182,068

		2,263,985

Containers & Packaging — 0.3%
DS Smith Plc	159,700	287,304
Owens-Illinois, Inc.(e)	19,620	518,949
Pactiv Corp.(e)	8,800	245,080
Sealed Air Corp.	27,800	548,216

		1,599,549

Distributors — 0.1%
CFAO SA	14,417	387,721
Inchcape Plc(e)	54,540	199,289

		587,010

Diversified Consumer Services — 0.1%
DeVry, Inc.	3,300	173,217
Grand Canyon Education, Inc.(e)	6,850	160,496
H&R Block, Inc.	9,300	145,917

		479,630

Diversified Financial Services — 1.9%
Bank of America Corp.	146,350	2,103,049
CBOE Holdings, Inc.(e)	800	26,040
Citigroup, Inc.(e)	319,748	1,202,252
CME Group, Inc.	2,800	788,340
Deutsche Boerse AG	2,700	164,035
IG Group Holdings Plc	51,800	323,626
ING Groep NV(e)	87,287	645,970
Investor AB - B Shares	42,070	680,536
JPMorgan Chase & Co.	45,825	1,677,653
K-Green Trust(e)	28,400	21,311
London Stock Exchange Group Plc	13,800	115,216
Moody’s Corp.(g)	48,500	966,120
MSCI, Inc. - Class A(e)	4,150	113,710
NYSE Euronext	13,100	361,953
PHH Corp.(e)	17,400	331,296
Pohjola Bank Plc	15,500	157,390

		9,678,497

Diversified Telecommunication Services — 0.5%
AT&T Inc.	38,167	923,260
Cbeyond, Inc.(e)	13,800	172,500
CenturyTel, Inc.	4,932	164,285
Koninklijke KPN NV	38,910	495,968
Qwest Communications International, Inc.	111,300	584,325

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	5,319	$149,038

		2,489,376

Electric Utilities — 0.6%
American Electric Power Co., Inc.	4,750	153,425
Cia Energetica de Minas Gerais SA - ADR	21,810	319,954
E.ON AG	24,894	669,357
Edison International	23,575	747,799
Entergy Corp.	3,510	251,386
Northeast Utilities	12,850	327,418
NV Energy, Inc.	22,000	259,820
PPL Corp.	12,500	311,875

		3,041,034

Electrical Equipment — 0.3%
AMETEK, Inc.	6,700	269,005
ITM Power Plc(e)	12,000	5,693
Nidec Corp.	1,000	83,717
Rockwell Automation, Inc.	4,870	239,068
Thomas & Betts Corp.(e)	9,300	322,710
Tognum AG	26,800	499,850

		1,420,043

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	5,900	231,752
Anixter International, Inc.(e)	4,229	180,155
Arrow Electronics, Inc.(e)	10,750	240,262
AU Optronics Corp. - ADR	28,069	249,253
China Security & Surveillance Technology, Inc.(e)	37,900	175,098
Cogent, Inc.(e)	11,525	103,840
Fabrinet(e)	7,600	81,320
FUJIFILM Holdings Corp.	21,400	618,449
Hitachi Ltd.(e)	52,000	188,880
Hollysys Automation Technologies Ltd.(e)	12,700	114,427
Jabil Circuit, Inc.	22,100	293,930
Shimadzu Corp.	32,200	242,718
Tech Data Corp.(e)	8,090	288,166
Tyco Electronics Ltd.	12,300	312,174
Venture Corp. Ltd.	36,000	228,468

		3,548,892

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	4,600	191,222
Cameron International Corp.(e)	5,900	191,868
Ensco Plc - ADR	1,600	62,848
Exterran Holdings, Inc.(e)	15,600	402,636
Halliburton Co.	19,130	469,641
Nabors Industries Ltd.(e)	19,600	345,352
Noble Corp.	12,815	396,112
Oil States International, Inc.(e)	12,900	510,582
Schlumberger Ltd.	35,297	1,953,336
SEACOR Holdings, Inc.(e)	3,900	275,574
Superior Energy Services, Inc.(e)	13,955	260,540
Technicoil Corp.(e)	12,900	10,058
Technicoil Corp. (acquired 6/15/04, cost $24,418)(e)(f)	33,500	26,119
Wavefront Technology Solutions, Inc.(e)	13,900	19,586
Weatherford International Ltd.(e)	13,100	172,134
Xtreme Coil Drilling Corp.(e)	11,200	32,299

		5,319,907

Food & Staples Retailing — 0.9%
Casino Guichard Perrachon SA	3,200	242,832
The Kroger Co.	32,100	632,049
Safeway, Inc.	21,380	420,331
Tesco Plc	130,368	735,459
Wal-Mart Stores, Inc.	33,036	1,588,041
Whole Foods Market, Inc.(e)	24,570	885,011

		4,503,723

Food Products — 1.4%
Aryzta AG	6,800	261,628
Associated British Foods Plc	55,587	804,992
ConAgra Foods, Inc.	37,275	869,253
Corn Products International, Inc.	9,300	281,790
Del Monte Foods Co.	25,396	365,448
Diamond Foods, Inc.	3,250	133,575
Greencore Group Plc	125,500	194,654
The Hershey Co.	5,561	266,539
The J.M. Smucker Co.	5,940	357,707
Marine Harvest ASA	352,200	232,575
Nestle SA	37,015	1,784,820
Nong Shim Co. Ltd.	1,100	205,702
Nutreco Holding NV	4,300	230,900
Parmalat SpA	89,000	206,866
Sara Lee Corp.	37,000	521,700
Tate & Lyle Plc	39,000	260,576
Tyson Foods, Inc. - Class A	16,500	270,435

		7,249,160

Gas Utilities — 0.3%
Energen Corp.	4,228	187,427
EQT Corp.	20,870	754,242
ONEOK, Inc.	5,225	225,982
Questar Corp.	8,880	403,951

		1,571,602

Health Care Equipment & Supplies — 0.9%
Ansell Ltd.	48,218	529,020
CareFusion Corp.(e)	3,200	72,640
Cie Generale d’Optique Essilor International SA	9,795	582,068
Conceptus, Inc.(e)	3,700	57,646
The Cooper Cos., Inc.	4,548	180,965
Gen-Probe, Inc.(e)	6,500	295,230
Getinge AB - B Shares	6,300	121,924
Hologic, Inc.(e)	8,800	122,584
Hospira, Inc.(e)	6,859	394,050
Inverness Medical Innovations, Inc.(e)	8,350	222,611
Kinetic Concepts, Inc.(e)	5,900	215,409
Merit Medical Systems, Inc.(e)	4,500	72,315
ResMed, Inc. - CDI(e)	600	3,651
Sirona Dental Systems, Inc.(e)	9,750	339,690
Smith & Nephew Plc	20,100	189,895
SonoSite, Inc.(e)	4,875	132,161
Zimmer Holdings, Inc.(e)	24,400	1,318,820

		4,850,679

Health Care Providers & Services — 2.4%
Aetna, Inc.	34,883	920,214
AmerisourceBergen Corp.	16,800	533,400
Cardinal Health, Inc.	22,625	760,426
CIGNA Corp.	5,887	182,850

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care Providers & Services (concluded)
Community Health Systems, Inc.(e)	17,800	$601,818
Coventry Health Care, Inc.(e)	25,700	454,376
Emergency Medical Services Corp. - Class A(e)	3,300	161,799
Express Scripts, Inc.(e)	31,800	1,495,236
Fresenius Medical Care AG & Co. KGaA	4,900	264,378
Health Net, Inc.(e)	22,300	543,451
HealthSouth Corp.(e)	10,800	202,068
Humana, Inc.(e)	12,700	580,009
Lincare Holdings, Inc.(e)	51,675	1,679,954
McKesson Corp.	12,200	819,352
MEDNAX, Inc.(e)	2,380	132,352
Rhoen-Klinikum AG	3,300	73,437
UnitedHealth Group, Inc.	39,375	1,118,250
Universal Health Services, Inc. - Class B	17,950	684,793
WellPoint, Inc.(e)	23,400	1,144,962

		12,353,125

Health Care Technology — 0.2%
Cerner Corp.(e)	11,600	880,324
MedAssets, Inc.(e)	4,150	95,782

		976,106

Hotels, Restaurants & Leisure — 1.4%
7 Days Group Holdings Ltd. - ADR(e)	17,200	187,652
Bally Technologies, Inc.(e)	8,100	262,359
Buffalo Wild Wings, Inc.(e)	1,100	40,238
Burger King Holdings, Inc.	4,500	75,780
Ctrip.com International Ltd. - ADR(e)	15,300	574,668
Darden Restaurants, Inc.	23,375	908,119
Domino’s Pizza UK & IRL Plc	35,800	202,264
Fu Ji Food & Catering Services Holdings Ltd.(e)	208,300	267
Home Inns & Hotels Management, Inc. - ADR(e)	5,500	214,720
InterContinental Hotels Group Plc	24,018	378,526
International Game Technology	5,000	78,500
Jack in the Box, Inc.(e)	5,350	104,057
Las Vegas Sands Corp.(e)	42,500	940,950
McDonald’s Corp.	5,625	370,519
Melco Crown Entertainment Ltd. - ADR(e)	60,200	225,148
MGM Resorts International(e)(g)	6,800	65,552
PartyGaming Plc(e)	68,700	220,745
Pinnacle Entertainment, Inc.(e)	9,200	87,032
REXLot Holdings Ltd.	2,710,600	248,067
Scientific Games Corp. - Class A(e)	57,550	529,460
Starbucks Corp.	35,700	867,510
Starwood Hotels & Resorts Worldwide, Inc.	17,400	720,882

		7,303,015

Household Durables — 0.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,566	310,823
MDC Holdings, Inc.	6,000	161,700
Newell Rubbermaid, Inc.	29,175	427,122
Stanley Black & Decker, Inc.	5,800	293,016
Whirlpool Corp.	9,379	823,664

		2,016,325

Household Products — 0.6%
Church & Dwight Co., Inc.	3,100	194,401
Kimberly-Clark Corp.	4,625	280,414
The Procter & Gamble Co.	45,880	2,751,882

		3,226,697

Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group, Inc.	21,775	702,244
International Power Plc	69,500	310,455
Mirant Corp.(e)	45,800	483,648
NRG Energy, Inc.(e)	35,860	760,590

		2,256,937

Industrial Conglomerates — 0.5%
3M Co.	2,100	165,879
Carlisle Cos., Inc.	6,400	231,232
General Electric Co.	63,825	920,356
Keppel Corp. Ltd.	142,000	857,334
Textron, Inc.	5,200	88,244
Tyco International Ltd.	3,725	131,232

		2,394,277

Insurance — 2.1%
ACE Ltd.	9,125	469,755
Aegon NV(e)	45,300	240,626
AFLAC, Inc.	3,775	161,079
Allianz SE	9,873	977,166
The Allstate Corp.	5,525	158,733
American Financial Group, Inc.	20,300	554,596
AON Corp.	8,800	326,656
Aspen Insurance Holdings Ltd.	4,800	118,752
Assurant, Inc.	16,300	565,610
AXIS Capital Holdings Ltd.	15,210	452,041
Berkshire Hathaway, Inc. - Class B(e)	5,610	447,061
Endurance Specialty Holdings Ltd.	6,000	225,180
Flagstone Reinsurance Holdings SA	17,000	183,940
Fondiaria-Sai SpA	12,000	112,321
Genworth Financial, Inc. - Class A(e)	12,500	163,375
The Hanover Insurance Group, Inc.	7,387	321,335
The Hartford Financial Services Group, Inc.	6,050	133,887
HCC Insurance Holdings, Inc.	14,610	361,744
Legal & General Group Plc	211,000	245,929
Lincoln National Corp.	9,700	235,613
Loews Corp.	13,100	436,361
Old Republic International Corp.	4,800	58,224
Protective Life Corp.	4,800	102,672
Prudential Financial, Inc.	16,890	906,317
Prudential Plc	53,567	404,034
RenaissanceRe Holdings Ltd.	7,306	411,109
Swiss Reinsurance Co. Ltd.	6,800	279,400
Topdanmark A/S(e)	3,000	328,490
The Travelers Cos., Inc.	12,175	599,619
Unitrin Inc	3,300	84,480
Unum Group	25,400	551,180
XL Capital Ltd. - Class A	24,650	394,647

		11,011,932

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(e)	16,722	1,827,046
Liberty Media Corp. - Interactive(e)	60,125	631,312
NetFlix, Inc.(e)	5,900	641,035
Shutterfly, Inc.(e)	3,450	82,662

		3,182,055

Internet Software & Services — 0.7%
Baidu, Inc. - ADR(e)	14,000	953,120
Constant Contact, Inc.(e)	3,850	82,121
eBay, Inc.(e)	2,925	57,359

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Internet Software & Services (concluded)
Google, Inc. - Class A(e)	3,922	$1,745,094
GSI Commerce, Inc.(e)	5,250	151,200
IAC/InterActiveCorp.(e)	16,699	366,877
Open Text Corp.(e)	6,400	240,256
Yahoo!, Inc.(e)	20,900	289,047

		3,885,074

IT Services — 0.8%
Alliance Data Systems Corp.(e)(g)	5,900	351,168
Amdocs Ltd.(e)	10,700	287,295
Cap Gemini SA	6,200	272,488
Cognizant Technology Solutions Corp. - Class A(e)	10,200	510,612
Computer Sciences Corp.	2,600	117,650
Dimension Data Holdings Plc	155,700	218,412
ExlService Holdings, Inc.(e)	13,898	238,629
Gartner, Inc.(e)	18,050	419,662
Genpact Ltd.(e)	16,500	256,245
Global Cash Access Holdings, Inc.(e)	24,300	175,203
International Business Machines Corp.	7,275	898,317
Lender Processing Services, Inc.	8,075	252,828
RightNow Technologies, Inc.(e)	4,900	76,881
Sapient Corp.	14,850	150,579

		4,225,969

Leisure Equipment & Products — 0.1%
Mattel, Inc.	26,600	562,856

Life Sciences Tools & Services — 0.7%
Bruker Corp.(e)	14,950	181,792
Covance, Inc.(e)	23,900	1,226,548
ICON Plc - ADR(e)	5,950	171,896
Illumina, Inc.(e)	15,900	692,127
Life Technologies Corp.(e)	15,100	713,475
Thermo Fisher Scientific, Inc.(e)	11,600	568,980

		3,554,818

Machinery — 2.6%
Amada Co. Ltd.	53,600	352,327
Briggs & Stratton Corp.	14,200	241,684
Caterpillar, Inc.	4,101	246,347
Crane Co.	2,000	60,420
Cummins, Inc.	19,000	1,237,470
Danaher Corp.	50,400	1,870,848
Eaton Corp.	2,950	193,048
GEA Group AG	23,300	463,739
Joy Global, Inc.	30,300	1,517,727
The Manitowoc Co., Inc.	78,800	720,232
Metso Oyj	11,700	374,945
Nabtesco Corp.	37,300	574,967
NSK Ltd.	75,000	520,885
Oshkosh Corp.(e)	8,100	252,396
PACCAR, Inc.	36,700	1,463,229
Parker Hannifin Corp.	12,000	665,520
Pentair, Inc.	7,000	225,400
Railpower Technologies Corp.(e)	17,600	—
SPX Corp.	2,900	153,149
Sumitomo Heavy Industries Ltd.	67,000	393,126
Terex Corp.(e)	11,700	219,258
THK Co. Ltd.	19,200	397,229
Timken Co.	29,975	779,050
Trinity Industries, Inc.	33,300	590,076

		13,513,072

Marine — 0.1%
Nippon Yusen Kabushiki Kaisha	73,600	268,218
Orient Overseas International Ltd.(e)	26,500	189,431

		457,649

Media — 1.7%
Aegis Group Plc	140,300	222,385
Cablevision Systems Corp. - Class A	8,300	199,283
CBS Corp. - Class B	104,300	1,348,599
CKX, Inc.(e)	69,000	344,310
Comcast Corp. - Class A	74,475	1,293,631
DIRECTV - Class A(e)	4,398	149,180
DISH Network Corp. - Class A	6,700	121,605
DreamWorks Animation SKG, Inc. - Class A(e)	7,450	212,698
Focus Media Holding Ltd. - ADR(e)	10,900	169,277
Gannett Co., Inc.	36,300	488,598
Intage, Inc.	7,800	149,184
The Interpublic Group of Cos., Inc.(e)	29,600	211,048
Liberty Global, Inc. - Class A(e)	15,000	389,850
Live Nation Entertainment, Inc.(e)	12,400	129,580
The McGraw-Hill Cos., Inc.	3,850	108,339
Naspers Ltd. - N Shares	6,400	215,523
News Corp. - Class A	74,325	888,927
Reed Elsevier NV	15,600	172,696
SES SA	36,343	760,641
STW Communications Group Ltd.	170,200	129,724
Time Warner Cable, Inc.	1,771	92,234
Viacom, Inc. - Class B	8,750	274,487
Wolters Kluwer NV	11,700	224,371
Woongjin Thinkbig Co. Ltd.	15,470	319,589

		8,615,759

Metals & Mining — 1.9%
Agnico-Eagle Mines Ltd.	5,200	316,056
Alamos Gold, Inc.	26,100	400,369
Archipelago Resources Plc(e)	78,900	49,217
Baja Mining Corp.(e)	59,300	34,537
BHP Billiton Plc	46,223	1,198,493
Boliden AB	16,600	183,474
Century Aluminum Co.(e)	18,584	164,097
Cliffs Natural Resources, Inc.	1,814	85,548
Crosshair Exploration & Mining Corp.(e)	10,900	578
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $6,372)(e)(f)	5,300	548
Eldorado Gold Corp.	29,562	529,842
Eramet SA	850	210,090
European Goldfields Ltd.(e)	12,100	77,405
Freeport-McMoRan Copper & Gold, Inc.	19,332	1,143,101
Gem Diamonds Ltd.(e)	49,300	153,556
Gold Reserve, Inc.(e)	26,280	21,550
Grande Cache Coal Corp.(e)	32,000	165,328
Kinross Gold Corp.	22,235	379,996
Lake Shore Gold Corp.(e)	17,719	53,263
Minefinders Corp. Ltd.(e)	40,000	356,400
Newcrest Mining Ltd.	18,307	534,135
Nyrstar	19,100	195,912
Reliance Steel & Aluminum Co.	2,290	82,783
Rio Tinto Ltd.	14,714	809,189
Silvercorp Metals, Inc.	49,000	322,202
Sumitomo Metal Industries Ltd.	228,000	515,517
Sunridge Gold Corp.(e)	146,757	55,833
Taseko Mines Ltd.(e)	71,700	304,433

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining (concluded)
Titanium Metals Corp.(e)	17,490	$307,649
United States Steel Corp.	11,900	458,745
Walter Energy, Inc.	3,200	194,720
Western Coal Corp.(e)	7,800	30,480
Yamana Gold, Inc.	39,400	404,159

		9,739,205

Multiline Retail — 0.7%
Big Lots, Inc.(e)	1,800	57,762
Dollarama, Inc.(a)(e)	15,100	351,064
Golden Eagle Retail Group Ltd.	93,600	195,417
Kohl’s Corp.(e)	30,302	1,439,345
Macy’s, Inc.	51,650	924,535
Mothercare Plc	22,900	194,333
Next Plc	5,600	166,961
PPR	1,600	198,757
Saks, Inc.(e)	18,500	140,415

		3,668,589

Multi-Utilities — 0.7%
Centrica Plc	126,089	556,433
CMS Energy Corp.	32,900	481,985
DTE Energy Co.	19,225	876,852
Integrys Energy Group, Inc.	12,400	542,376
NiSource, Inc.	30,700	445,150
PG&E Corp.	7,600	312,360
TECO Energy, Inc.	21,606	325,603
Wisconsin Energy Corp.	5,880	298,351

		3,839,110

Office Electronics — 0.2%
Canon, Inc.	23,200	864,651
Xerox Corp.	42,850	344,514

		1,209,165

Oil, Gas & Consumable Fuels — 5.8%
Adaro Energy Tbk PT	1,062,400	230,758
Alpha Natural Resources, Inc.(e)	6,937	234,956
American Oil & Gas, Inc.(e)	10,647	66,863
Arcan Resources Ltd.(e)	7,500	30,647
Arch Coal, Inc.	31,700	627,977
Atlas Energy, Inc.(e)	16,900	457,483
ATP Oil & Gas Corp.(e)(g)	4,300	45,537
Banpu Public Co. Ltd.	12,800	237,070
Bellatrix Exploration Ltd.(e)	11,382	32,824
BG Group Plc	43,149	641,747
Cairn Energy Plc(e)	157,573	968,035
Carrizo Oil & Gas, Inc.(e)	8,100	125,793
Chesapeake Energy Corp.	8,325	174,409
Chevron Corp.	33,628	2,281,996
Cimarex Energy Co.	13,563	970,840
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $63,400)(e)(f)	40,320	47,723
Clayton Williams Energy, Inc.(e)	19,123	805,461
Compton Petroleum Corp.(e)	3,800	2,142
Comstock Resources, Inc.(e)	4,833	133,971
ConocoPhillips	7,050	346,084
CONSOL Energy, Inc.	36,889	1,245,373
Crew Energy, Inc.(e)	30,300	429,217
Crew Energy, Inc. (acquired 5/12/04, cost $36,232)(e)(f)	9,400	133,158
Crocotta Energy, Inc.(e)	17,900	27,912
Daylight Energy Ltd.	61,630	516,980
Delphi Energy Corp.(e)	24,700	61,486
Devon Energy Corp.	4,964	302,407
Endeavour International Corp.(e)	44,200	46,852
Energy XXI Bermuda Ltd.(e)	16,570	261,475
EOG Resources, Inc.	15,000	1,475,550
EXCO Resources, Inc.	15,500	226,455
Exxon Mobil Corp.	10,806	616,698
Fairborne Energy Ltd.(e)	16,182	69,924
Galleon Energy, Inc. - Class A(e)	33,617	136,103
Galleon Energy, Inc. - Class A (acquired 2/09/04, cost $12,571)(e)(f)	6,300	25,507
Gastar Exploration Ltd.(e)	3,180	11,480
GMX Resources, Inc.(e)	8,612	55,892
Goodrich Petroleum Corp.(e)	18,400	220,800
Gran Tierra Energy, Inc.(e)	82,900	416,622
Heritage Oil Plc(e)	40,000	234,262
Hess Corp.	6,066	305,362
InterOil Corp.(e)	1,200	53,292
Ithaca Energy, Inc.(e)	5,300	9,858
James River Coal Co.(e)	2,300	36,616
Longview Energy Co. (acquired 8/13/04, cost $48,000)(e)(f)	3,200	33,376
Lynden Energy Corp.(e)	3,500	1,808
Magnum Hunter Resources Corp.(e)	22,800	99,408
Marathon Oil Corp.	29,200	907,828
Massey Energy Co.	61,838	1,691,269
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(e)(f)	8,685	119,679
Midnight Oil Exploration Ltd.(e)	69,600	62,764
Midnight Oil Exploration Ltd. (acquired 12/12/05, cost $39,607)(e)(f)	11,600	10,461
Midway Energy Ltd.(e)	841	2,346
Monterey Exploration Ltd.(e)	200	793
NAL Oil & Gas Trust	396	3,943
Newfield Exploration Co.(e)	10,454	510,782
Niko Resources Ltd.	3,600	334,823
Occidental Petroleum Corp.	1,708	131,772
Open Range Energy Corp.(e)	1,975	2,709
Pacific Rodera Energy, Inc.(e)	37,300	8,409
Pacific Rubiales Energy Corp.(e)	18,300	410,162
Pan Orient Energy Corp.(e)	25,700	124,330
Paramount Resources Ltd. - Class A(e)	15,500	270,527
Patriot Coal Corp.(e)	2,798	32,877
Peabody Energy Corp.	26,498	1,036,867
Penn Virginia Corp.	30,000	603,300
Penn West Energy Trust	10,319	196,774
Petrohawk Energy Corp.(e)	50,600	858,682
Petrolifera Petroleum Ltd.(e)	30,150	18,409
Pioneer Natural Resources Co.	1,900	112,955
Plains Exploration & Production Co.(e)	40,200	828,522
ProspEx Resources Ltd.(e)	43,140	60,381
Quicksilver Resources, Inc.(e)	10,200	112,200
Range Resources Corp.	14,000	562,100
Rosetta Resources, Inc.(e)	11,300	223,853
SM Energy Co.	9,500	381,520
Sonde Resources Corp.(e)	11,460	35,068
Southern Union Co.	22,100	483,106
Stone Energy Corp.(e)	561	6,261
Straits Asia Resources Ltd.	106,900	151,050
Tambang Batubara Bukit Asam Tbk PT	91,800	173,144

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Teekay Corp.	5,600	$146,552
Total SA	21,324	951,880
Trilogy Energy Corp.	9,300	81,071
Trioil Resources Ltd. - Class A(e)	402	1,529
Tullow Oil Plc	34,094	507,158
Ultra Petroleum Corp.(e)	8,900	393,825
Ultrapar Participacoes SA - Preference Shares	8,997	429,164
Uranium One, Inc.(e)	25,970	63,184
Vero Energy, Inc.(e)	2,687	15,573
Vero Energy, Inc. (acquired 11/28/05, cost $3,345)(e)(f)	1,759	10,195
Warren Resources, Inc.(e)	4,034	11,699
Whitehaven Coal Ltd.	46,600	184,087
Whiting Petroleum Corp.(e)	11,300	886,146
The Williams Cos., Inc.	37,200	680,016

		30,347,934

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.(a)(e)	36,547	99,217
International Paper Co.	45,275	1,024,573
MeadWestvaco Corp.	24,900	552,780
Weyerhaeuser Co.	4,100	144,320

		1,820,890

Personal Products — 0.4%
Avon Products, Inc.	52,000	1,378,000
The Estee Lauder Cos., Inc. - Class A	2,050	114,247
Herbalife Ltd.	2,468	113,651
Hypermarcas SA(e)	24,500	314,224

		1,920,122

Pharmaceuticals — 1.8%
Abbott Laboratories	32,300	1,510,994
Akorn, Inc.(e)	22,150	65,786
Auxilium Pharmaceuticals, Inc.(e)	3,800	89,300
Biovail Corp.	9,700	186,628
Bristol-Myers Squibb Co.	4,242	105,795
Depomed, Inc.(e)	19,500	54,600
Eli Lilly & Co.	20,400	683,400
Endo Pharmaceuticals Holdings, Inc.(e)	16,050	350,211
Forest Laboratories, Inc.(e)	7,950	218,068
GlaxoSmithKline Plc	57,166	970,727
Johnson & Johnson	10,575	624,560
King Pharmaceuticals, Inc.(e)	24,900	188,991
Merck & Co., Inc.	4,858	169,884
Novartis AG	23,994	1,162,824
Pfizer, Inc.	33,642	479,735
Roche Holding AG	6,166	848,699
Shire Plc - ADR	2,950	181,071
Simcere Pharmaceutical Group - ADR(e)	5,600	46,368
Teva Pharmaceutical Industries Ltd. - ADR	13,700	712,263
Warner Chilcott Plc - Class A(e)	12,300	281,055
Watson Pharmaceuticals, Inc.(e)	4,800	194,736

		9,125,695

Professional Services — 0.3%
The Corporate Executive Board Co.	4,400	115,588
Diamond Management & Technology Consultants, Inc.	9,244	95,306
Heidrick & Struggles International, Inc.	2,700	61,614
IHS, Inc. - Class A(e)	2,150	125,603
Kforce, Inc. - Class A(e)	4,350	55,462
Manpower, Inc.	18,900	816,102
Robert Half International, Inc.	3,400	80,070
Sthree Plc	49,863	187,666

		1,537,411

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.(g)	3,400	215,458
Annaly Capital Management, Inc.	15,495	265,739
CFS Retail Property Trust	40,200	63,542
Champion REIT	481,600	223,051
Chimera Investment Corp.	117,800	425,258
Corio NV	1,600	77,698
Eurocommercial Properties NV	2,600	82,898
Fonciere Des Regions	2,900	239,061
Hammerson Plc	38,600	196,772
Hospitality Properties Trust	3,500	73,850
MFA Financial, Inc.	44,900	332,260
Segro Plc	49,650	187,201
Simon Property Group, Inc.	4,030	325,422
Suntec Real Estate Investment Trust	258,500	241,873
Unibail-Rodamco SE	1,500	244,474
U-Store-It Trust	32,600	243,196
Wereldhave NV	500	37,104

		3,474,857

Real Estate Management & Development — 0.3%
Beni Stabili SpA(e)	16,800	12,737
Castellum AB	6,800	61,618
Forestar Group, Inc.(e)	21,000	377,160
Goldcrest Co. Ltd.	6,400	110,612
Hang Lung Properties Ltd.	116,000	443,694
New World Development Ltd.	136,400	221,439
PSP Swiss Property AG(e)	1,800	107,668
Tokyo Tatemono Co. Ltd.	39,000	120,186

		1,455,114

Road & Rail — 0.5%
Canadian Pacific Railway Ltd.	6,100	326,961
Celadon Group, Inc.(e)	2,900	41,006
Hertz Global Holdings, Inc.(e)	36,000	340,560
Kansas City Southern(e)	4,314	156,814
Northgate Plc(e)	77,000	198,233
Ryder System, Inc.	17,600	708,048
Stagecoach Group Plc	122,300	322,617
Union Pacific Corp.	2,500	173,775
West Japan Railway Co.	60	219,412

		2,487,426

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Semiconductor Engineering, Inc.	115,400	90,862
Altera Corp.	28,300	702,123
ARM Holdings Plc	44,800	185,422
Broadcom Corp. - Class A	33,600	1,107,792
Cree, Inc.(e)	7,700	462,231
CSR Plc(e)	28,500	159,542
Entegris, Inc.(e)	17,200	68,284
Intel Corp.	74,725	1,453,401
JinkoSolar Holding Co. Ltd. - ADR(e)	3,800	36,860
Lam Research Corp.(e)	28,982	1,103,055
Micron Technology, Inc.(e)	125,630	1,066,599
Microsemi Corp.(e)	7,175	104,970

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment (concluded)
Monolithic Power Systems, Inc.(e)	3,100	$55,366
National Semiconductor Corp.	30,400	409,184
Netlogic Microsystems, Inc.(e)	9,500	258,400
ON Semiconductor Corp.(e)	49,000	312,620
PMC-Sierra, Inc.(e)	30,650	230,488
Samsung Electronics Co. Ltd.	863	541,286
Shinko Electric Industries Co. Ltd.	17,100	222,220
Silicon Laboratories, Inc.(e)	2,800	113,568
Siliconware Precision Industries Co. - ADR	27,600	147,660
STMicroelectronics NV	31,300	248,600
Teradyne, Inc.(e)	14,300	139,425
Texas Instruments, Inc.	15,275	355,602
United Microelectronics Corp.(e)	455,700	200,564

		9,776,124

Software — 2.3%
Activision Blizzard, Inc.	16,296	170,945
Adobe Systems, Inc.(e)	7,800	206,154
Autonomy Corp. Plc(e)	27,936	761,489
Blackboard, Inc.(e)	4,114	153,576
BroadSoft, Inc.(e)	2,000	17,100
Check Point Software Technologies(e)	39,900	1,176,252
DemandTec, Inc.(e)	13,600	91,800
Intuit, Inc.(e)	5,950	206,881
Micro Focus International Plc	36,800	231,250
MICROS Systems, Inc.(e)	2,900	92,423
Microsoft Corp.	170,725	3,928,382
Oracle Corp.	37,522	805,222
Phase Metrics, Inc.(e)	50,574	1,011
Rovi Corp.(e)	4,200	159,222
Salesforce.com, Inc.(e)	19,669	1,687,994
SAP AG	16,036	713,078
Symantec Corp.(e)	10,950	151,986
Take-Two Interactive Software, Inc.(e)	10,500	94,500
Taleo Corp. - Class A(e)	6,950	168,816
TiVo, Inc.(e)	79,625	587,632
VMware, Inc. - Class A(e)	7,400	463,166

		11,868,879

Specialty Retail — 1.2%
Abercrombie & Fitch Co. - Class A	9,900	303,831
American Eagle Outfitters, Inc.	17,600	206,800
Bed Bath & Beyond, Inc.(e)	3,200	118,656
CarMax, Inc.(e)	24,100	479,590
The Children’s Place Retail Stores, Inc.(e)	2,700	118,854
Esprit Holdings Ltd.	81,367	437,052
Express, Inc.(e)	16,200	265,194
Foot Locker, Inc.	6,600	83,292
GameStop Corp. - Class A(e)	10,850	203,872
The Gap, Inc.	7,325	142,544
The Home Depot, Inc.	31,700	889,819
Limited Brands, Inc.	34,600	763,622
L’Occitane International SA(e)	164,800	359,360
Lumber Liquidators Holdings, Inc.(e)	4,650	108,484
Nitori Co. Ltd.	3,300	284,457
Pier 1 Imports, Inc.(e)	13,500	86,535
Ross Stores, Inc.	3,364	179,268
Shimachu Co. Ltd.	11,900	216,584
Signet Jewelers Ltd.(e)	7,700	211,750
TJX Cos., Inc.	5,050	211,848
The Wet Seal, Inc. - Class A(e)	33,250	121,362
Williams-Sonoma, Inc.	14,700	364,854

		6,157,628

Textiles, Apparel & Luxury Goods — 0.2%
Anta Sports Products Ltd.	129,600	233,306
ASICS Corp.	29,500	270,099
Benetton Group SpA	19,300	128,740
Coach, Inc.	2,400	87,720
Gerry Weber International AG	8,510	247,964
Phillips-Van Heusen Corp.	3,000	138,810

		1,106,639

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	10,384	127,100
People’s United Financial, Inc.	41,300	557,550
Washington Federal, Inc.	21,500	347,870

		1,032,520

Tobacco — 0.2%
Altria Group, Inc.	5,150	103,206
Lorillard, Inc.	4,500	323,910
Philip Morris International, Inc.	4,448	203,896
Swedish Match AB	17,200	375,860

		1,006,872

Trading Companies & Distributors — 0.2%
ITOCHU Corp.	40,000	312,699
Marubeni Corp.	62,700	321,425
Mitsui & Co. Ltd.	57,600	671,949

		1,306,073

Transportation Infrastructure — 0.1%
COSCO Pacific Ltd.	290,100	342,380
Kamigumi Co. Ltd.	41,300	316,905

		659,285

Water Utilities — 0.1%
American Water Works Co., Inc.	15,700	323,420
Guangdong Investment Ltd.	618,500	291,187

		614,607

Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc.(e)	41,700	341,523
NII Holdings, Inc.(e)	21,300	692,676
NTT DoCoMo, Inc.	526	796,516
Philippine Long Distance Telephone Co. - ADR	4,300	219,171
Telephone & Data Systems, Inc.	5,400	164,106
VimpelCom Ltd. - ADR(e)	11,100	179,598
Vodafone Group Plc	547,896	1,128,934

		3,522,524

Total Common Stocks — 58.5%		304,297,889

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Aerospace & Defense — 0.0%
L-3 Communications Corp., Series B,
6.38%, 10/15/15	USD	35	$35,000

Auto Components — 0.0%
The Goodyear Tire & Rubber Co.,
8.63%, 12/01/11		125	130,000

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
4.13%, 1/15/15(h)		1,200	1,256,190
5.38%, 1/15/20		475	511,857

			1,768,047

Capital Markets — 0.8%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		310	326,774
5.38%, 3/15/20		650	642,275
6.00%, 6/15/20		260	268,095
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(e)(i)		190	95
Morgan Stanley:
2.93%, 5/14/13(b)		1,250	1,254,471
4.20%, 11/20/14(h)		1,030	1,017,061
5.55%, 4/27/17		115	114,066
5.63%, 9/23/19		465	449,847

			4,072,684

Chemicals — 0.1%
CF Industries, Inc.,
7.13%, 5/01/20		470	481,750
NOVA Chemicals Corp.:
6.50%, 1/15/12		60	60,000
3.75%, 11/15/13(b)		200	183,500

			725,250

Commercial Banks — 0.5%
Banco Central de la Republica Dominicana,
9.04%, 1/23/18		33	36,396
HSBC Bank Plc,
3.50%, 6/28/15(a)		420	424,040
Inter-American Development Bank,
2.25%, 7/15/15		1,655	1,664,271
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17		425	460,088

			2,584,795

Commercial Services & Supplies — 0.0%
Aleris International, Inc.,
9.00%, 12/15/14(e)(i)		230	1,719

Computers & Peripherals — 0.1%
Seagate Technology International,
10.00%, 5/01/14(a)		350	399,000

Containers & Packaging — 0.2%
Ball Corp.:
7.13%, 9/01/16		140	146,475
7.38%, 9/01/19		140	145,600
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 5/15/17(a)		102	105,570
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16		460	479,550
Rock-Tenn Co.,
8.20%, 8/15/11		250	260,937

			1,138,132

Diversified Financial Services — 1.4%
Ally Financial, Inc.,
8.00%, 3/15/20(a)		440	430,100
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		140	142,137
Atlantic Marine Corp. Communities LLC,
5.34%, 12/01/50(a)		175	148,153
Bank of America Corp.,
5.63%, 7/01/20		710	715,639
BP Capital Markets Plc,
3.13%, 3/10/12		775	716,505
Citigroup, Inc.,
6.00%, 12/13/13		700	734,379
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		760	834,141
FCE Bank Plc:
7.88%, 2/15/11	GBP	300	451,591
7.13%, 1/15/13	EUR	50	61,448
Ford Motor Credit Co. LLC:
9.75%, 9/15/10	USD	135	136,668
8.63%, 11/01/10		250	254,138
7.80%, 6/01/12		225	231,696
General Electric Capital Corp.:
6.75%, 3/15/32		50	53,812
6.15%, 8/07/37		360	365,225
JPMorgan Chase & Co.,
5.60%, 6/01/11		550	572,916
Leucadia National Corp.,
7.13%, 3/15/17		200	193,000
New Communications Holdings, Inc.,
8.25%, 4/15/17(a)		400	401,500
NSG Holdings LLC/NSG Holdings, Inc.,
7.75%, 12/15/25(a)		140	123,200
Ohana Military Communities LLC,
6.19%, 4/01/49(a)		25	24,333
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
7.75%, 10/15/16(a)		475	464,312

			7,054,893

Diversified Telecommunication Services — 0.8%
AT&T Inc.,
6.50%, 9/01/37		800	887,319
Qwest Communications International, Inc.:
7.50%, 2/15/14		280	280,700
Series B, 7.50%, 2/15/14		30	30,075
Qwest Corp.:
8.88%, 3/15/12		60	64,350
3.79%, 6/15/13(b)		75	74,250
Sprint Capital Corp.,
6.88%, 11/15/28		90	74,700
Telecom Italia Capital SA,
4.95%, 9/30/14		475	475,953
Telefonica Emisiones SAU:
6.42%, 6/20/16		150	164,535
7.05%, 6/20/36		150	165,955
Verizon Communications, Inc.:
8.75%, 11/01/18(h)		1,050	1,364,972
6.35%, 4/01/19		300	347,141
Verizon Maryland, Inc.,
5.13%, 6/15/33		10	8,844
Windstream Corp.,
8.63%, 8/01/16		105	105,788

			4,044,582

Electric Utilities — 0.2%
AES Eastern Energy LP, Series 1999-A,
9.00%, 1/02/17		10	10,332
Florida Power & Light Co.:
5.63%, 4/01/34		150	163,503
5.95%, 2/01/38		225	257,006
Florida Power Corp.,
6.40%, 6/15/38		150	179,273
MidAmerican Energy Holdings Co.,
6.50%, 9/15/37		250	287,212

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
PacifiCorp,
6.25%, 10/15/37	USD	200	$234,847

			1,132,173

Food & Staples Retailing — 0.0%
Rite Aid Corp.,
7.50%, 3/01/17		50	44,250

Food Products — 0.2%
Kraft Foods, Inc.:
6.50%, 8/11/17		85	98,729
5.38%, 2/10/20		660	707,224
6.50%, 2/09/40		165	184,524

			990,477

Gas Utilities — 0.0%
Dominion Resources, Inc.,
5.00%, 3/01/14		20	21,665

Health Care Equipment & Supplies — 0.2%
CareFusion Corp.,
6.38%, 8/01/19		300	342,699
Covidien International Finance SA,
2.80%, 6/15/15		120	121,189
DJO Finance LLC/DJO Finance Corp.,
10.88%, 11/15/14		345	362,250

			826,138

Health Care Providers & Services — 0.3%
HCA, Inc.:
8.50%, 4/15/19(a)		450	477,000
7.25%, 9/15/20(a)		455	457,275
Health Management Associates, Inc.,
6.13%, 4/15/16		230	217,925
Tenet Healthcare Corp.:
9.00%, 5/01/15(a)		145	153,338
8.88%, 7/01/19(a)		305	323,300

			1,628,838

Household Durables — 0.2%
Centex Corp.,
5.13%, 10/01/13		661	662,653
Pulte Group, Inc.,
5.20%, 2/15/15		185	173,900

			836,553

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc.:
7.25%, 2/01/14		155	157,131
7.38%, 2/01/16		35	34,825

			191,956

Insurance — 1.0%
Berkshire Hathaway Finance Corp.,
4.75%, 5/15/12		355	376,886
Hartford Life Global Funding Trusts,
0.72%, 6/16/14(b)		950	893,417
Lincoln National Corp.,
7.00%, 6/15/40		160	168,519
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		225	230,346
2.50%, 1/11/13(a)		1,370	1,385,534
5.13%, 4/10/13(a)		850	919,335
5.13%, 6/10/14(a)		300	325,897
Prudential Financial, Inc.,
4.75%, 9/17/15		620	640,106
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		265	308,658

			5,248,698

Internet & Catalog Retail — 0.1%
Sabre Holdings Corp.,
8.35%, 3/15/16		690	658,950

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.,
6.00%, 3/01/20		230	249,069

Machinery — 0.0%
Navistar International Corp.,
3.00%, 10/15/14		110	128,975

Media — 1.0%
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(a)		310	288,300
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17(a)		521	522,565
Comcast Cable Holdings LLC,
7.88%, 8/01/13		2	2,297
Comcast Corp.:
6.50%, 1/15/17		710	813,545
7.05%, 3/15/33		115	132,775
6.95%, 8/15/37		145	164,941
6.40%, 3/01/40		125	134,540
Cox Communications, Inc.,
8.38%, 3/01/39(a)		375	509,749
Discovery Communications LLC,
3.70%, 6/01/15		260	266,563
DISH DBS Corp.,
7.75%, 5/31/15		490	504,700
NBC Universal, Inc.,
5.15%, 4/30/20(a)		365	380,691
News America Holdings, Inc.,
7.75%, 1/20/24		25	30,385
News America, Inc.:
7.28%, 6/30/28		35	39,226
6.20%, 12/15/34		100	105,322
TCI Communications, Inc.:
7.88%, 2/15/26		5	6,012
7.13%, 2/15/28		35	38,998
Time Warner Cable, Inc.,
6.20%, 7/01/13		460	514,482
Time Warner Cos., Inc.,
7.57%, 2/01/24		30	36,356
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		125	160,264
Time Warner, Inc.,
7.63%, 4/15/31		200	240,595
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(a)		200	196,000

			5,088,306

Metals & Mining — 0.1%
Teck Resources Ltd.,
10.75%, 5/15/19		425	520,752

Multiline Retail — 0.1%
Dollar General Corp.,
11.88%, 7/15/17(j)		400	455,000

Oil, Gas & Consumable Fuels — 1.0%
Arch Western Finance LLC,
6.75%, 7/01/13(b)		315	315,788
Canadian Natural Resources Ltd.,
6.50%, 2/15/37		300	335,129
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)		285	327,210
ConocoPhillips,
4.60%, 1/15/15		740	808,413
CONSOL Energy, Inc.:
8.00%, 4/01/17(a)		303	312,848
8.25%, 4/01/20(a)		172	179,310
Enterprise Products Operating LLC,
6.13%, 10/15/39		225	224,518
EXCO Resources, Inc.,
7.25%, 1/15/11		35	34,912
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20		270	279,243
Nexen, Inc.,
6.40%, 5/15/37		400	417,126
Petroleos de Venezuela SA,
5.25%, 4/12/17		100	53,500
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		365	352,759
Shell International Finance BV,
4.00%, 3/21/14		824	871,540
Valero Energy Corp.,
6.63%, 6/15/37		400	389,458
XTO Energy, Inc.,
6.75%, 8/01/37		250	322,063

			5,223,817

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(a)(j)	USD	153	$128,624
Georgia-Pacific LLC,
8.25%, 5/01/16(a)		347	369,989
International Paper Co.,
7.30%, 11/15/39		185	204,005
NewPage Corp.,
10.00%, 5/01/12		30	16,275

			718,893

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.,
6.88%, 8/01/97		25	30,861
Eli Lilly & Co.,
3.55%, 3/06/12		370	385,834
Merck & Co., Inc.,
4.38%, 2/15/13		410	441,017
Pfizer, Inc.,
5.35%, 3/15/15(h)		715	810,075
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15		270	275,290

			1,943,077

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40(h)		500	528,845

Software — 0.1%
Oracle Corp.,
4.95%, 4/15/13		570	623,493

Tobacco — 0.2%
Philip Morris International, Inc.:
6.88%, 3/17/14		275	318,163
4.50%, 3/26/20		440	446,907

			765,070

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV,
6.38%, 3/01/35		75	80,263
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11(h)		1,620	1,659,251
Cricket Communications, Inc.,
7.75%, 5/15/16		392	399,840
Rogers Communications, Inc.,
7.50%, 3/15/15		500	596,668
SBA Tower Trust,
4.25%, 4/15/15(a)		500	524,291
Vodafone Group Plc,
4.15%, 6/10/14		900	944,366

			4,204,679

Total Corporate Bonds — 10.4%			53,983,776

	Shares
Exchange-Traded Funds
Energy Select Sector SPDR Fund		150,000	7,452,000
iShares Russell 2000 Value Index Fund(k)		1,463	83,450

Total Exchange-Traded Funds — 1.4%			7,535,450

	Par (000)		Value
Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)	USD	680	702,547
CDP Financial, Inc.,
3.00%, 11/25/14(a)		1,020	1,029,398
Dexia Credit Local SA,
2.00%, 3/05/13(a)		565	564,688
Eksportfinans ASA:
1.88%, 4/02/13		1,510	1,522,367
3.00%, 11/17/14		775	798,106
5.50%, 5/25/16		575	653,511
Gazprom Capital:
9.63%, 3/01/13(a)		200	222,800
9.63%, 3/01/13		680	756,500
Japan Finance Corp.,
2.00%, 6/24/11		470	474,075
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		210	226,704
4.38%, 1/15/13		135	145,158
4.13%, 7/15/13		60	64,478
4.00%, 2/02/15		125	134,489
Petrobras International Finance Co.,
6.88%, 1/20/40		150	151,227
VTB Capital SA,
7.50%, 10/12/11		110	115,225

Total Foreign Agency Obligations — 1.4%			7,561,273

Foreign Government Obligations
Argentina — 0.1%
Republic of Argentina:
7.00%, 10/03/15		310	241,459
8.28%, 12/31/33		296	202,055
2.50%, 12/31/38(d)		90	32,288

			475,802

Brazil — 0.1%
Federal Republic of Brazil:
6.00%, 1/17/17		300	330,000
8.25%, 1/20/34		170	224,400

			554,400

Canada — 0.3%
Province of Ontario Canada:
1.88%, 11/19/12		620	627,242
4.10%, 6/16/14		630	677,501

			1,304,743

Colombia — 0.1%
Republic of Colombia:
7.38%, 3/18/19		200	234,000
7.38%, 9/18/37		240	282,000

			516,000

El Salvador — 0.0%
Republic of El Salvador,
7.65%, 6/15/35(a)		55	58,300

Greece — 0.0%
Hellenic Republic,
4.60%, 9/20/40	EUR	80	49,077

Indonesia — 0.0%
Republic of Indonesia:
6.63%, 2/17/37(a)	USD	100	105,000
7.75%, 1/17/38		110	129,800

			234,800

Israel — 0.0%
Israel Government AID Bond:
5.50%, 4/26/24		100	117,500
5.50%, 9/18/33		85	97,907

			215,407

Mexico — 0.1%
United Mexican States:
8.30%, 8/15/31		194	261,900
6.05%, 1/11/40		125	131,875

			393,775

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Panama — 0.0%
Republic of Panama,
8.88%, 9/30/27	USD	95	$126,587

Peru — 0.1%
Republic of Peru,
6.55%, 3/14/37		215	237,575

Philippines — 0.1%
Republic of Philippines,
9.00%, 2/15/13		370	431,975

Russia — 0.4%
Russia Federation,
7.50%, 3/31/30(d)		1,960	2,209,057

South Africa — 0.1%
Republic of South Africa,
5.50%, 3/09/20		500	516,875

Tunisia — 0.1%
Banque Centrale de Tunisie,
7.38%, 4/25/12		425	461,678

Turkey — 0.1%
Republic of Turkey,
6.75%, 4/03/18		260	284,700

Uruguay — 0.0%
Republic of Uruguay,
7.63%, 3/21/36		165	191,400

Venezuela — 0.2%
Republic of Venezuela:
8.50%, 10/08/14		200	153,500
9.25%, 9/15/27		947	636,857
9.38%, 1/13/34		600	372,000

			1,162,357

Total Foreign Government Obligations — 1.8%			9,424,508

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.9%
Arkle Master Issuer Plc,
Series 2010-1A, Class 2A,
1.53%, 2/17/15(a)(b)		770	760,375
CitiMortgage Alternative Loan Trust,
Series 2007-A8, Class A1,
6.00%, 10/25/37		1,053	822,761
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17,
6.00%, 6/25/35		1,034	905,839
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-27, Class M,
3.19%, 6/25/33(b)		477	24,547
Series 2003-58, Class B1,
3.72%, 2/19/34(b)		117	37,520
Series 2006-J2, Class 1A1,
6.00%, 4/25/36		785	676,887
Series 2006-J4, Class A9,
6.25%, 9/25/36		843	764,952
Series 2007-J3, Class A10,
6.00%, 7/25/37(b)		864	673,081
Series 2006-OA5, Class 3A1,
0.55%, 4/25/46(b)		366	208,661
Credit Suisse Mortgage Capital Certificates,
Series 2006-8, Class 3A1,
6.00%, 10/25/21		197	152,877
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.50%, 8/25/35(b)		137	128,985
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1,
5.51%, 4/19/36(b)		1,060	885,810
Harborview Mortgage Loan Trust,
Series 2005-10, Class 2A1A,
0.66%, 11/19/35(b)		592	342,185
Homebanc Mortgage Trust,
Series 2006-2, Class A1,
0.53%, 12/25/36(b)		433	300,512
Impac Commercial Mortgage-Backed Trust:
Series 2004-5, Class 1A1,
0.71%, 10/25/34(b)		65	53,880
Series 2004-7, Class 1A1,
1.09%, 11/25/34(b)		163	120,753
Series 2004-7, Class M4,
2.15%, 11/25/34(b)		54	16,667
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		101	94,976
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		100	90,832
MASTR Alternative Loans Trust,
Series 2004-4, Class 1A1,
5.50%, 5/25/34		91	95,569
Residential Accredit Loans, Inc.,
Series 2006-QO2, Class A1,
0.57%, 2/25/46(b)		263	102,177
Residential Funding Mortgage Securities I:
Series 2005-S8, Class A1,
5.50%, 11/25/35		848	771,641
Series 2007-S4, Class A2,
6.00%, 4/25/37		960	764,735
Station Place Securitization Trust,
Series 2009-1, Class A,
1.85%, 12/29/10(a)(b)		855	855,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 2A1,
5.59%, 4/25/47(b)		1,105	820,784
Structured Asset Securities Corp.:
Series 2001-21A, Class B2,
2.24%, 1/25/32(b)		5	2,505
Series 2003-2A, Class B2II,
2.64%, 2/25/33(b)		46	27,498
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1,
0.47%, 8/25/11(b)		996	971,466
WaMu Mortgage Pass-Through Certificates:
Series 2003-AR3, Class B2,
2.63%, 4/25/33(b)		41	15,562
Series 2003-AR5, Class B2,
2.70%, 6/25/33(b)		138	52,602
Series 2003-AR8, Class B1,
2.83%, 8/25/33(b)		158	83,305
Series 2004-AR1, Class B1,
2.78%, 3/25/34(b)		722	196,772
Series 2004-AR3, Class B1,
2.71%, 6/25/34(b)		174	87,958
Series 2006-AR18, Class 1A1,
5.20%, 1/25/37(b)		728	529,864
Series 2007-OA4, Class 1A,
1.19%, 5/25/47(b)		241	140,766
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR2, Class 2A5,
4.81%, 3/25/36(b)		1,549	1,301,313
Series 2006-AR10, Class 3A1,
2.97%, 7/25/36(b)		906	772,435
Series 2006-AR12, Class 2A1,
5.99%, 9/25/36(b)		271	248,155

			14,902,207

Commercial Mortgage-Backed Securities — 4.2%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class A4,
5.93%, 7/10/17(b)		670	699,434
Bank of America-First Union National Bank Commercial Mortgage,
Series 2001-3, Class A2,
5.46%, 4/11/37		1,329	1,367,331

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities:
Series 2000-WF2, Class A2,
7.32%, 10/15/32(b)	USD	54	$54,345
Series 2002-TOP6, Class A1,
5.92%, 10/15/36		112	112,829
Series 2003-T12, Class A4,
4.68%, 8/13/39(b)		1,025	1,083,267
Commercial Mortgage Acceptance Corp.,
Series 1998-C2, Class. E,
7.48%, 9/15/30(b)		587	587,121
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB3A, Class A3,
5.09%, 7/10/37(b)		515	527,278
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2,
5.18%, 8/15/12		1,090	1,145,216
Series 2002-CP5, Class A2,
4.94%, 12/15/35		1,010	1,065,605
Series 2001-CP4, Class D,
6.61%, 12/15/35		1,450	1,458,121
Series 2002-CKN2, Class A3,
6.13%, 4/15/37		1,000	1,056,112
Series 2003-C3, Class A5,
3.94%, 5/15/38		1,020	1,052,098
First Union National Bank Commercial Mortgage:
Series 2001-C4, Class A2,
6.22%, 12/12/33		1,113	1,160,871
Series 2001-C2, Class A2,
6.66%, 1/12/43		815	829,173
GE Business Loan Trust:
Series 2003-1, Class A,
0.78%, 4/15/31(a)(b)		107	93,858
Series 2003-1, Class B,
1.65%, 4/15/31(a)(b)		71	42,663
Series 2003-2A, Class B,
1.35%, 11/15/31(a)(b)		506	340,043
Series 2004-1, Class B,
1.05%, 5/15/32(a)(b)		119	92,765
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2,
6.96%, 11/15/10		929	935,580
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.44%, 1/10/17		670	671,223
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A4,
5.44%, 1/12/17		670	669,142
Series 2007-CB19, Class A4,
5.94%, 4/12/17(b)		670	675,203
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class E,
7.47%, 10/15/32		29	29,449
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1,
6.16%, 7/14/11(a)		206	209,209
Series 2001-C7, Class A4,
5.93%, 12/15/25		190	193,644
Morgan Stanley Capital I:
Series 2003-IQ4, Class A2,
4.07%, 5/15/13		1,025	1,059,890
Series 2005-HQ6, Class A4A,
4.99%, 8/13/42		2,405	2,498,588
Morgan Stanley Dean Witter Capital I:
Series 2001-TOP1, Class A4,
6.66%, 2/15/33		667	676,162
Series 2002-TOP7, Class A1,
5.38%, 1/15/39		11	11,420
RBSCF Trust,
Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(a)(b)		820	859,591
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C3, Class A2,
6.59%, 11/18/10		314	314,475
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A3,
5.38%, 10/15/44(b)		490	492,517

			22,064,223

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1,
11.00%, 2/17/17		16	2,076
Series 1987-2,
11.00%, 3/06/17		14	2,686

			4,762

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Structured Asset Securities Corp.,
Series 1996-CFL, Class X1,
2.11%, 2/25/28(b)		322	18
WaMu Commercial Mortgage Securities Trust,
Series 2005-C1A, Class X,
1.92%, 5/25/36(a)(b)		3,205	66,547

			66,565

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1,
0.34%, 2/17/17(l)		18	17,330
Series 1987-2,
0.63%, 3/06/17(l)		14	13,781

			31,111

Total Non-Agency Mortgage-Backed Securities — 7.1%			37,068,868

Preferred Securities
Capital Trusts
Commercial Banks — 0.1%
Barclays Bank Plc,
7.43%(a)(b)(m)		350	311,500

Diversified Financial Services — 0.2%
Credit Suisse Guernsey,
5.86%(b)(m)		530	467,725
Goldman Sachs Capital II,
5.79%(b)(m)		300	226,500
JPMorgan Chase & Co.,
7.90%(b)(m)		195	200,992
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(e)(i)(m)		110	11

			895,228

Insurance — 0.1%
Chubb Corp.,
6.38%, 3/29/67(b)		175	168,000
MetLife, Inc.,
6.40%, 12/15/36		390	343,200
The Progressive Corp.,
6.70%, 6/15/37(b)		310	289,850

			801,050

Total Preferred Securities — 0.4%			2,007,778

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University,
4.25%, 5/01/16		275	298,895
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		150	162,539
Metropolitan Transportation Authority New York RB,
7.34%, 11/15/39		395	488,579

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB,
5.72%, 6/15/42	USD	370	$384,108
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		275	283,349
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		205	225,885
State of California GO:
5.45%, 4/01/15		1,450	1,535,579
7.50%, 4/01/34		190	202,730
7.30%, 10/01/39		565	594,448
7.35%, 11/01/39		290	305,153

Total Taxable Municipal Bonds — 0.9%			4,481,265

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae,
2.63%, 11/20/14(n)		1,070	1,105,859
Federal Home Loan Bank:
5.63%, 6/13/16(o)		890	955,804
5.38%, 5/15/19(n)		2,005	2,311,667
Freddie Mac:
1.13%, 12/15/11(n)		2,860	2,882,583
1.75%, 6/15/12(o)		600	611,775
5.25%, 4/18/16(n)		760	872,614
Resolution Funding Corp. Interest Strip:
3.16%, 7/15/18(l)		150	116,606
3.24%, 10/15/18(l)		150	114,934
Small Business Administration Participation Certificates,
Series 1997-20F, Class 1,
7.20%, 6/01/17		213	234,111
Tennessee Valley Authority,
5.25%, 9/15/39		895	989,414

			10,195,367

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2004-88, Class HA,
6.50%, 7/25/34		19	20,456
Freddie Mac, Series 2864, Class NA,
5.50%, 1/15/31		68	72,217

			92,673

Federal Deposit Insurance Corporation Guaranteed — 0.7%
Citigroup Funding, Inc.:
2.13%, 7/12/12		755	774,572
1.88%, 10/22/12		1,500	1,531,532
General Electric Capital Corp.:
2.00%, 9/28/12		950	972,682
2.13%, 12/21/12		385	395,814

			3,674,600

Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae, Series 2003-T1, Class R,
0.67%, 11/25/12(b)		6,200	66,277
Ginnie Mae:
Series 2009-106, Class CM,
6.25%, 1/16/34(b)		3,341	400,446
Series 2009-106, Class SL,
5.75%, 4/20/36(b)		2,095	230,214
Series 2006-69, Class SA,
6.45%, 12/20/36(b)		543	63,021
Series 2009-16, Class SL,
6.99%, 1/20/37(b)		1,609	216,949
Series 2007-9, Class BI,
6.47%, 3/20/37(b)		1,342	154,420
Series 2007-27, Class S,
6.15%, 5/20/37(b)		1,016	101,449
Series 2007-36, Class SA,
6.12%, 6/20/37(b)		696	78,690
Series 2009-61, Class ES,
6.40%, 3/20/39(b)		3,357	335,218
Series 2009-33, Class SK,
6.05%, 5/20/39(b)		2,932	292,749
Series 2009-47, Class KS,
5.70%, 6/16/39(b)		3,754	375,135
Series 2009-110, Class CS,
6.04%, 11/16/39(b)		1,553	170,139

			2,484,707

Mortgage-Backed Securities — 19.6%
Fannie Mae Mortgage-Backed Securities:
6.00%, 9/01/11-5/01/37		12,145	13,261,736
7.00%, 8/01/14-1/01/16		70	75,179
5.50%, 4/01/17-6/01/40		5,710	6,158,323
4.00%, 4/01/25		3,234	3,367,163
5.00%, 7/01/25-7/01/40(p)		14,405	15,190,049
5.50%, 7/01/25-7/01/40(p)		7,200	7,736,563
7.50%, 10/01/25(c)		—	4
2.58%, 12/01/34(b)		565	589,268
5.00%, 6/01/35-5/01/40		7,090	7,525,476
4.00%, 7/01/40(p)		5,800	5,866,074
4.50%, 7/01/40(p)		16,400	16,973,875
6.50%, 7/01/40(p)		2,300	2,513,469
Freddie Mac Mortgage-Backed Securities:
6.00%, 4/01/13-6/01/16		44	47,385
9.50%, 12/01/22		113	131,581
8.00%, 2/01/23-8/01/27		14	15,647
4.00%, 5/01/25-6/01/25		9,007	9,365,980
5.50%, 8/01/33-6/01/40		1,507	1,618,657
5.02%, 12/01/35-4/01/38(b)		1,005	1,063,809
4.50%, 4/01/40-5/01/40		3,145	3,265,395
5.00%, 7/01/40(p)		300	317,344
5.50%, 7/01/40(p)		500	536,406
6.00%, 7/01/40(p)		2,900	3,122,937
Ginnie Mae Mortgage-Backed Securities:
7.50%, 12/15/10		2	2,458
5.50%, 4/15/33-8/15/33		346	376,524
5.00%, 10/20/33		768	824,944
2.75%, 5/20/34(b)		95	97,267
5.00%, 7/01/40		800	847,744
6.50%, 7/01/40(p)		1,000	1,097,500

			101,988,757

Total U.S. Government Sponsored Agency Securities — 22.8%			118,436,104

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/20		1,175	1,756,074
8.75%, 8/15/20		750	1,124,414
8.13%, 5/15/21(n)		1,810	2,639,206
8.13%, 8/15/21		345	504,670

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	15

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Treasury Obligations
4.25%, 5/15/39(n)(o)	USD	2,020		$2,135,835
4.50%, 8/15/39		1,215		1,338,208
4.63%, 2/15/40		1,000		1,124,062
4.38%, 5/15/40(n)		3,260		3,525,886
U.S. Treasury Notes:
0.88%, 2/29/12(n)		11,285		11,345,375
1.00%, 4/30/12(n)		2,315		2,332,363
1.88%, 6/30/15(n)		4,080		4,095,618
3.50%, 5/15/20(n)		2,280		2,386,157

Total U.S. Treasury Obligations — 6.6%				34,307,868

	Shares
Warrants
Fonciere Des Regions (issued/exercisable 12/17/09, 1 share for 1 warrants, Expires 12/31/10, strike price 65.00 EUR)(e)		2,600		1,498
Unione di Banche Italiane ScpA (issued/exercisable 5/18/09, 1 share for 20 warrants, Expires 6/30/11, strike price 12.30 EUR)(e)		8,600		172

Total Warrants — 0.0%				1,670

Total Long-Term Investments (Cost — $570,124,192) — 114.2%				594,222,059

	Shares/ Beneficial Interest
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(k)(q)		13,417,513		13,417,513
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(k)(q)(r)		1,608,250		1,608,250

Total Short-Term Securities (Cost — $15,025,763) — 2.9%				15,025,763

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10		72		450

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Deutsche Bank AG		1,350	(s)	49,223
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		300	(s)	147,110
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 1/27/11, Broker, BNP Paribas		270	(s)	149,025
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		860	(s)	522,928
Receive a fixed rate of 4.005% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		320	(s)	225,356
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		290	(s)	81,800
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		130	(s)	109,208
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		500	(s)	536,811

				1,821,461

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		1,350	(s)	178
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		1,350	(s)	173
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		860	(s)	160,558
Pay a fixed rate of 4.005% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		320	(s)	47,774
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		490	(s)	68,143
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		290	(s)	21,108
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		130	(s)	36,392
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		500	(s)	209,921

				544,247

Total Options Purchased (Cost — $2,460,714) — 0.5%				2,366,158

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $587,610,669*) — 117.6%				611,613,980

	Par (000)
TBA Sale Commitments(p)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/25-7/01/40	USD	2,100		(2,142,469)
4.50%, 7/01/40		16,400		(16,963,906)
5.00%, 7/01/40		12,100		(12,748,344)
6.00%, 7/01/40		5,400		(5,857,312)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/25		9,000		(9,340,313)
4.50%, 7/01/40		3,100		(3,198,812)
5.50%, 7/01/40		1,900		(2,033,538)
6.00%, 7/01/40		2,900		(3,122,938)

Total TBA Sale Commitments (Proceeds — $54,944,987) — (10.6)%				(55,407,632)

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Call Options Written
Euro-Schatz Futures, Strike Price USD 109.50, Expires 8/31/10	67		$(18,435)
U.S. Treasury Notes (10 Year), Strike Price USD 122.50, Expires 8/27/10	32		(44,500)

			(62,935)

Exchange-Traded Put Options Written
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 8/27/10	32		(12,500)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	430	(s)	(261,938)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	190	(s)	(122,987)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	190	(s)	(140,561)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	370	(s)	(274,435)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	290	(s)	(210,001)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	210	(s)	(200,176)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	170	(s)	(138,119)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, JPMorgan Chase Bank, N.A.	130	(s)	(118,302)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	150	(s)	(140,142)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	260	(s)	(273,765)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG	200	(s)	(213,495)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	330	(s)	(363,280)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, UBS AG	260	(s)	(499,028)

			(2,956,229)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.	810	(s)	(4,905)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	430	(s)	(84,466)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	190	(s)	(75,732)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	190	(s)	(25,969)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	370	(s)	(50,166)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	290	(s)	(139,316)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	210	(s)	(36,916)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	170	(s)	(100,981)
Receive a fixed rate of 4.840% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, JPMorgan Chase Bank, N.A.	130	(s)	(62,619)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	150	(s)	(70,335)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	260	(s)	(76,890)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG	200	(s)	(58,167)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	330	(s)	(95,749)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, UBS AG	260	(s)	(369)

			(882,580)

Total Options Written (Premiums Received — $3,469,805)(0.8)%			(3,914,244)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 106.2%			552,292,104
Liabilities in Excess of Other Assets — (6.2)%			(32,093,304)

Net Assets — 100.0%			$520,198,800

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$597,982,020

Gross unrealized appreciation	$53,014,320
Gross unrealized depreciation	(39,382,360)

Net unrealized appreciation	$13,631,960

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Par is less than $500.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $439,588 and an original cost of $307,057 in these securities.

(g)	Security, or a portion of security, is on loan.

(h)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	17

Schedule of Investments (continued)

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	32,630,899	(19,213,386)	13,417,513	$133	$32,568
BlackRock Liquidity Series, LLC Money Market Series	1,248,500	359,750	1,608,250	—	$5,476
iShares Russell 2000 Value Index Fund	1,463	—	1,463	—	$796

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(o)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(p)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(3,613,125)	$(60,170)
Barclays Bank Plc	$6,883,812	$77,309
BNP Paribas	$6,922,250	$107,959
Citibank, N.A.	$(896,688)	$(16,957)
Credit Suisse International	$(1,791,949)	$(53,705)
Deutsche Bank AG	$(1,493,634)	$(2,679)
Goldman Sachs Bank USA	$563,281	$(22,174)
Morgan Stanley Capital Services, Inc.	$(2,586,050)	$(33,286)
Nomura Securities International, Inc.	$2,622,469	$85,266
Royal Bank of Scotland Plc	$(7,976,312)	$(30,172)
UBS AG	$(1,644,844)	$(41,891)
Wells Fargo & Co.	$957,375	$(2,250)

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

(s)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	0.17%	3/11/10	Open	$2,234,239	$2,233,069
Bank of America, N.A.	0.17%	3/11/10	Open	$2,882,960	2,881,450
Bank of America, N.A.	0.17%	3/11/10	Open	$1,081,266	1,080,700
Bank of America, N.A.	0.17%	3/11/10	Open	$863,052	862,600
JPMorgan Chase Bank, N.A.	0.24%	5/25/10	Open	$3,306,324	3,305,531
Bank of America, N.A.	0.17%	6/24/10	Open	$8,060,228	8,060,000
Barclays Bank Plc	0.05%	6/29/10	7/01/10	$2,635,820	2,635,813
Barclays Bank Plc	(0.10)%	6/30/10	7/01/10	$2,181,394	2,181,400
Barclays Bank Plc	(0.04)%	6/30/10	7/01/10	$6,354,956	6,354,963
Barclays Bank Plc	(0.02)%	6/30/10	7/01/10	$2,484,280	2,484,281
Barclays Bank Plc	0.05%	6/30/10	7/01/10	$2,335,259	2,335,256
Barclays Bank Plc	0.05%	6/30/10	7/01/10	$3,520,805	3,520,800
Barclays Bank Plc	0.07%	6/30/10	7/01/10	$4,080,008	4,080,000
Barclays Bank Plc	0.09%	6/30/10	7/01/10	$2,049,130	2,049,125
Barclays Bank Plc	0.22%	6/30/10	7/02/10	$4,095,350	4,095,300
Barclays Bank Plc	0.26%	6/30/10	7/02/10	$3,553,451	3,553,400

Total					$51,713,688

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	16,000	USD	19,631	Morgan Stanley Capital Services, Inc.	7/01/10	$(65)

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,307,097	USD	725,560	Goldman Sachs Bank USA	7/02/10	$(1,407)
CAD	1,000	USD	943	Deutsche Bank AG	7/02/10	(3)
DKK	839,000	USD	137,844	Citibank, N.A.	7/02/10	(112)
DKK	1,732,000	USD	283,465	UBS AG	7/02/10	863
EUR	306,000	USD	372,892	UBS AG	7/02/10	1,301
HKD	109,000	USD	14,002	Citibank, N.A.	7/02/10	(4)
HKD	75,000	USD	9,633	Citibank, N.A.	7/02/10	(1)
USD	733,500	BRL	1,307,097	Goldman Sachs Bank USA	7/02/10	9,347
USD	1,365,044	BRL	733,500	JPMorgan Chase Bank, N.A.	7/02/10	22,434
USD	757,726	BRL	1,365,044	Royal Bank of Scotland Plc	7/02/10	1,469
USD	161,001	EUR	132,000	Citibank, N.A.	7/02/10	(416)
USD	381,072	GBP	255,000	Deutsche Bank AG	7/02/10	77
USD	585,461	EUR	466,500	BNP Paribas	7/14/10	14,963
AUD	139,000	USD	119,014	Citibank, N.A.	7/21/10	(2,311)
AUD	163,000	USD	137,546	Deutsche Bank AG	7/21/10	(691)
AUD	1,901,000	USD	1,730,003	UBS AG	7/21/10	(133,931)
AUD	173,000	USD	153,544	UBS AG	7/21/10	(8,294)
CAD	1,128,000	USD	1,121,928	Citibank, N.A.	7/21/10	(62,461)
CAD	244,000	USD	243,929	Citibank, N.A.	7/21/10	(14,753)
CHF	41,000	USD	38,156	Citibank, N.A.	7/21/10	(105)
CHF	148,000	USD	133,141	Royal Bank of Scotland Plc	7/21/10	4,214
CHF	1,191,000	USD	1,110,113	UBS AG	7/21/10	(4,773)
DKK	1,497,000	USD	251,790	Royal Bank of Scotland Plc	7/21/10	(6,025)
DKK	1,066,000	USD	183,834	UBS AG	7/21/10	(8,827)
EUR	85,000	USD	106,704	Deutsche Bank AG	7/21/10	(2,751)
EUR	112,000	USD	138,113	Deutsche Bank AG	7/21/10	(1,140)
EUR	100,000	USD	125,872	Morgan Stanley & Co.	7/21/10	(3,575)
EUR	799,000	USD	1,013,285	Royal Bank of Scotland Plc	7/21/10	(36,131)
EUR	47,000	USD	56,995	Royal Bank of Scotland Plc	7/21/10	485
GBP	29,000	USD	42,998	Citibank, N.A.	7/21/10	330
GBP	255,000	USD	385,248	Deutsche Bank AG	7/21/10	(4,259)
GBP	255,000	USD	381,066	Deutsche Bank AG	7/21/10	(71)
GBP	6,000	USD	8,882	Deutsche Bank AG	7/21/10	82
GBP	14,000	USD	21,350	Morgan Stanley & Co.	7/21/10	(433)
GBP	143,000	USD	209,775	UBS AG	7/21/10	3,878
HKD	1,076,800	USD	138,471	Citibank, N.A.	7/21/10	(174)
HKD	3,177,000	USD	409,055	Royal Bank of Scotland Plc	7/21/10	(1,022)
HKD	691,000	USD	88,708	Royal Bank of Scotland Plc	7/21/10	40
JPY	22,130,000	USD	246,191	Citibank, N.A.	7/21/10	4,191
JPY	59,650,000	USD	667,226	Citibank, N.A.	7/21/10	7,663
JPY	49,285,000	USD	543,482	Deutsche Bank AG	7/21/10	14,136
JPY	86,000,000	USD	940,127	JPMorgan Chase Bank, N.A.	7/21/10	32,889
JPY	41,000,000	USD	456,989	Morgan Stanley & Co.	7/21/10	6,891
MXN	6,120,000	USD	496,531	Citibank, N.A.	7/21/10	(24,347)
NZD	123,000	USD	82,820	Royal Bank of Scotland Plc	7/21/10	1,419
PLN	1,505,000	USD	512,088	Deutsche Bank AG	7/21/10	(69,108)
SEK	1,237,000	USD	155,229	Citibank, N.A.	7/21/10	3,413
SEK	463,000	USD	60,876	Deutsche Bank AG	7/21/10	(1,497)
SEK	74,000	USD	9,746	Morgan Stanley & Co.	7/21/10	(255)
SEK	1,333,000	USD	169,896	Royal Bank of Scotland Plc	7/21/10	1,058
SEK	920,000	USD	117,087	UBS AG	7/21/10	901
SGD	1,083,000	USD	789,979	Deutsche Bank AG	7/21/10	(15,959)
SGD	18,000	USD	12,767	Morgan Stanley & Co.	7/21/10	98
USD	717,507	AUD	825,000	Goldman Sachs & Co.	7/21/10	24,840
USD	569,325	AUD	680,000	UBS AG	7/21/10	(1,601)
USD	279,855	CAD	290,000	Citibank, N.A.	7/21/10	7,475
USD	369,910	CAD	371,000	Citibank, N.A.	7/21/10	21,450
USD	56,978	CAD	59,000	Deutsche Bank AG	7/21/10	1,562
USD	113,257	CAD	116,000	Deutsche Bank AG	7/21/10	4,305
USD	23,864	CAD	24,000	Royal Bank of Scotland Plc	7/21/10	1,322
USD	382,016	CAD	393,000	Royal Bank of Scotland Plc	7/21/10	12,893
USD	41,301	CAD	43,000	UBS AG	7/21/10	914
USD	121,639	CAD	128,000	UBS AG	7/21/10	1,416
USD	52,615	CAD	54,000	UBS AG	7/21/10	1,896
USD	110,840	CAD	114,000	UBS AG	7/21/10	3,766
USD	169,861	CAD	176,000	UBS AG	7/21/10	4,554
USD	120,158	CAD	123,000	UBS AG	7/21/10	4,631
USD	18,239	CHF	21,000	Royal Bank of Scotland Plc	7/21/10	(1,250)
USD	137,843	DKK	839,000	Citibank, N.A.	7/21/10	111
USD	476,725	DKK	2,669,000	Citibank, N.A.	7/21/10	38,551
USD	283,481	DKK	1,732,000	UBS AG	7/21/10	(864)
USD	240,242	EUR	199,000	Citibank, N.A.	7/21/10	(3,130)

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	19

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	182,342	EUR	137,000	Citibank, N.A.	7/21/10	$14,795
USD	106,715	EUR	85,000	Deutsche Bank AG	7/21/10	2,762
USD	19,633	EUR	16,000	Morgan Stanley & Co.	7/21/10	65
USD	372,929	EUR	306,000	UBS AG	7/21/10	(1,301)
USD	266,446	EUR	215,000	UBS AG	7/21/10	3,507
USD	278,925	GBP	192,000	Deutsche Bank AG	7/21/10	(7,938)
USD	121,137	GBP	84,000	Deutsche Bank AG	7/21/10	(4,366)
USD	77,911	GBP	53,000	Deutsche Bank AG	7/21/10	(1,275)
USD	95,210	GBP	63,000	Deutsche Bank AG	7/21/10	1,083
USD	2,090,679	GBP	1,364,000	Deutsche Bank AG	7/21/10	52,761
USD	173,663	GBP	118,000	Morgan Stanley & Co.	7/21/10	(2,638)
USD	327,443	GBP	225,000	Royal Bank of Scotland Plc	7/21/10	(8,724)
USD	28,054	GBP	19,000	Royal Bank of Scotland Plc	7/21/10	(334)
USD	124,202	GBP	85,000	UBS AG	7/21/10	(2,795)
USD	25,210	GBP	17,000	UBS AG	7/21/10	(190)
USD	60,443	GBP	40,000	UBS AG	7/21/10	680
USD	235,660	HKD	1,828,000	Deutsche Bank AG	7/21/10	883
USD	314,258	HKD	2,439,000	UBS AG	7/21/10	1,009
USD	3,288,555	JPY	309,505,000	Citibank, N.A.	7/21/10	(213,228)
USD	281,984	JPY	25,775,000	Morgan Stanley & Co.	7/21/10	(9,638)
USD	274,587	JPY	25,452,000	Morgan Stanley Capital Services, Inc.	7/21/10	(13,380)
USD	115,007	JPY	10,824,000	UBS AG	7/21/10	(7,458)
USD	41,559	JPY	3,906,000	UBS AG	7/21/10	(2,634)
USD	14,402	JPY	1,340,000	UBS AG	7/21/10	(758)
USD	57,545	NOK	342,000	Citibank, N.A.	7/21/10	5,050
USD	194,871	NZD	275,000	UBS AG	7/21/10	6,532
USD	309,953	SEK	2,229,000	Deutsche Bank AG	7/21/10	24,090
USD	19,385	SEK	152,500	Royal Bank of Scotland Plc	7/21/10	(173)
USD	81,480	SEK	584,000	UBS AG	7/21/10	6,584
ZAR	4,435,000	USD	586,686	UBS AG	7/21/10	(11,020)
USD	450,239	GBP	291,000	Royal Bank of Scotland Plc	7/28/10	15,465
USD	95,770	JPY	8,757,500	Royal Bank of Scotland Plc	7/28/10	(3,325)
USD	1,316,486	BRL	733,500	Goldman Sachs & Co.	8/03/10	(9,487)
EUR	800,000	USD	987,864	Citibank, N.A.	8/16/10	(9,347)
EUR	800,000	USD	981,970	Citibank, N.A.	8/16/10	(3,453)
EUR	1,595,000	USD	1,926,226	Citibank, N.A.	8/16/10	24,693
USD	1,939,311	EUR	1,585,000	Citibank, N.A.	8/16/10	623

Total						$(302,798)

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
20	Australian Dollar Futures	September 2010	$1,674,800	$50,756
58	NASDAQ 100 Index	September 2010	$10,080,400	(930,194)
100	S&P 500 Index	September 2010	$25,665,000	(707,158)
75	U.S. Treasury Notes (10 Year)	September 2010	$9,191,016	14,638
27	U.S. Treasury Bonds (30 Year)	September 2010	$3,442,500	84,271

Total				$(1,487,687)

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
3	Euro Dollar Futures	September 2010	$745,088	$(654)
35	Euro FX Futures	September 2010	$5,358,500	(137,715)
40	Japanese Yen Futures	September 2010	$5,657,500	(173,138)
30	U.S. Treasury Notes (2 Year)	September 2010	$6,564,844	(16,888)
183	U.S. Treasury Notes (5 Year)	September 2010	$21,658,336	(272,964)
43	Ultra Treasury Bonds	September 2010	$5,839,938	(276,057)
1	Euro Dollar Futures	December 2010	$248,075	(10)
13	Euro Dollar Futures	March 2011	$3,222,700	(6,865)
12	Euro Dollar Futures	June 2011	$2,971,800	(12,364)
15	Euro Dollar Futures	September 2011	$3,709,313	(18,382)
30	Euro Dollar Futures	December 2011	$7,403,250	(5,531)
11	Euro Dollar Futures	March 2012	$2,709,025	(20,417)
5	Euro Dollar Futures	June 2012	$1,228,500	(6,308)
5	Euro Dollar Futures	September 2012	$1,225,625	(6,591)
5	Euro Dollar Futures	December 2012	$1,222,625	(6,783)

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
5	Euro Dollar Futures	March 2013	$1,220,063	(6,908)
1	Euro Dollar Futures	June 2013	$243,475	(10)

Total				$(967,585)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.12%(a)	3-month LIBOR	BNP Paribas	January 2012	USD	13,700	$(119,140)
1.14%(b)	3-month LIBOR	BNP Paribas	February 2012	USD	7,100	61,109
1.10%(b)	3-month LIBOR	Deutsche Bank AG	February 2012	USD	6,800	52,504
1.81%(a)	3-month LIBOR	Citibank, N.A.	March 2012	USD	4,000	(81,549)
1.24%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD	13,500	(100,139)
1.21%(b)	3-month LIBOR	Citibank, N.A.	May 2012	USD	15,700	103,423
1.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	4,200	(27,937)
1.67%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2013	USD	1,700	21,151
1.72%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	5,000	61,602
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	1,090	(45,746)
2.56%(a)	3-month LIBOR	Bank of America, N.A.	March 2015	USD	5,200	(180,654)
2.62%(a)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	3,900	(147,246)
2.75%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	USD	2,000	(84,828)
2.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	3,400	(137,742)
2.72%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	3,500	(138,013)
2.68%(b)	3-month LIBOR	BNP Paribas	April 2015	USD	5,000	182,940
2.67%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2015	USD	4,900	178,595
2.66%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	4,300	(145,951)
2.62%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	3,600	(115,731)
2.49%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	3,100	(79,362)
2.46%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	1,300	29,930
2.23%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	11,900	132,680
2.36%(a)	3-month LIBOR	Citibank, N.A.	June 2015	USD	2,800	(46,309)
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD	2,900	47,764
2.34%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	13,100	193,351
2.38%(b)	3-month LIBOR	BNP Paribas	June 2015	USD	6,400	107,231
2.39%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	4,000	68,594
2.22%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2015	USD	3,900	(32,866)
2.23%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	14,900	(128,043)
2.09%(b)	3-month LIBOR	Credit Suisse International	June 2015	USD	2,500	4,483
3.41%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	6,900	326,672
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	4,200	319,233
3.50%(b)	3-month LIBOR	Citibank, N.A.	September 2019	USD	1,200	70,594
3.50%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	2,800	162,276
3.47%(b)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	3,600	198,512
3.43%(a)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	1,000	(49,810)
3.36%(b)	3-month LIBOR	Goldman Sachs Bank USA	October 2019	USD	1,400	59,906

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	21

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.12%(a)	3-month LIBOR	Barclays Bank Plc	October 2019	USD	5,600	$(290,332)
3.73%(a)	3-month LIBOR	Citibank, N.A.	October 2019	USD	1,100	(79,640)
5.49%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	1,400	(258,379)
3.50%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	600	(30,377)
3.46%(a)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	985	(46,386)
3.31%(b)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	5,600	185,448
3.31%(b)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	800	26,656
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	5,600	(225,934)
3.62%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	1,600	93,818
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	700	33,613
3.66%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	4,700	114,033
5.67%(a)	3-month LIBOR	Citibank, N.A.	January 2020	USD	500	(102,779)
3.89%(b)	3-month LIBOR	BNP Paribas	January 2020	USD	1,700	164,690
3.93%(b)	3-month LIBOR	BNP Paribas	January 2020	USD	2,100	210,887
3.89%(b)	3-month LIBOR	Credit Suisse International	January 2020	USD	2,500	241,418
4.87%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	5,700	(779,309)
3.71%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	3,100	(237,724)
3.78%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,700	(141,297)
3.87%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,000	89,824
3.75%(b)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	USD	3,500	276,127
3.68%(b)	3-month LIBOR	BNP Paribas	March 2020	USD	2,800	202,616
3.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	2,300	(168,689)
3.65%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	2,000	138,677
3.64%(a)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	3,700	(251,302)
3.73%(a)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	1,000	(75,818)
3.33%(b)	3-month LIBOR	Citibank, N.A.	March 2020	USD	2,100	186,451
3.77%(b)	3-month LIBOR	Citibank, N.A.	March 2020	USD	2,400	189,450
3.68%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	1,100	(77,329)
3.64%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	1,300	86,639
3.71%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	1,000	(72,730)
3.75%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	1,200	(90,526)
3.83%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	1,000	(82,468)
3.14%(b)	3-month LIBOR	Barclays Bank, Plc	April 2020	USD	1,500	87,460
3.95%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	500	(45,971)
4.05%(a)	3-month LIBOR	Credit Suisse International	April 2020	USD	1,800	(181,274)
3.88%(a)	3-month LIBOR	Goldman Sachs Bank USA	April 2020	USD	1,800	(154,475)
3.95%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	1,900	(175,208)
3.92%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	1,000	89,060
3.80%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	2,500	194,055
3.85%(a)	3-month LIBOR	Bank of America, N.A.	April 2020	USD	2,600	(212,081)

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.74%(b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	1,900	$134,771
3.75%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	1,300	93,493
3.64%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	1,300	80,109
3.57%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	1,900	105,053
3.45%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	200	8,702
3.48%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	1,500	69,596
3.39%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	6,100	(245,337)
3.60%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	1,600	(77,839)
3.47%(a)	3-month LIBOR	Bank of America, N.A.	May 2020	USD	2,700	(119,689)
3.46%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	400	(17,285)
3.25%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	600	14,339
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	5,000	(217,769)
3.39%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	400	14,412
3.80%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	3,000	(106,671)
3.43%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	1,000	39,283
3.36%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	600	(19,567)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	2,700	82,199
3.37%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	1,400	(46,265)
4.80%(a)	3-month LIBOR	Citibank, N.A.	June 2020	USD	2,800	(300,147)
3.35%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	1,000	31,137
3.39%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	2,100	72,243
3.39%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	600	(20,423)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	1,500	44,855
3.31%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	2,600	71,243
3.26%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	400	8,828
3.01%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	400	(198)
3.05%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	1,800	5,563
3.02%(b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	800	133
3.46%(a)	3-month LIBOR	BNP Paribas	October 2020	USD	1,800	(48,780)
5.41%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	1,130	276,249
4.44%(a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	1,000	(152,746)
4.52%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	900	148,336
3.50%(a)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	500	14,249
4.48%(b)	3-month LIBOR	Citibank, N.A.	April 2040	USD	300	44,944
4.44%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2040	USD	700	(99,773)

Total						$(560,374)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	23

Schedule of Investments (continued)

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Wendy’s/Arby’s Group, Inc.	2.90%	JPMorgan Chase Bank, N.A.	December 2011	USD	360	$(7,627)
NOVA Chemicals Corp.	5.00%	Citibank, N.A.	March 2012	USD	25	(241)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank, N.A.	June 2012	USD	35	51
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	250	(29,854)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	85	(11,063)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	575	(58,892)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	200	(4,069)
Centex Corp.	4.40%	JPMorgan Chase Bank, N.A.	December 2013	USD	330	(34,294)
Seagate Technology Holdings, Inc.	1.00%	Credit Suisse International	June 2014	USD	80	638
Seagate Technology Holdings, Inc.	5.00%	Credit Suisse International	June 2014	USD	195	4,304
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	90	(1,741)
Pulte Group, Inc.	3.00%	JPMorgan Chase Bank, N.A.	March 2015	USD	185	(1,404)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2016	USD	345	(182,079)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2016	USD	345	(183,900)

Total						$(510,171)

•	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2010 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 14 Version 1	5.00%	Credit Suisse International	June 2015	B	USD	3,400	$(2,490)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
2.62%[3]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD	3,800	$77,520	[4]
2.52%[3]	—	Deutsche Bank AG	May 2020	USD	2,300	25,990	[4]

Total						$103,510

[3]	Payments made at expiration.

[4]	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio abbreviations:

ADR	American Depositary Receipts	LIBOR	London InterBank Offered Rate
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CDI	CHESS Depositary Interests	PLN	Polish Zloty
CHF	Swiss Francs	RB	Revenue Bonds
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TBA	To-Be-Announced
GO	General Obligation	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand
JPY	Japanese Yen

24	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Schedule of Investments (continued)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investment:
Asset-Backed Securities	—	$13,449,078	$1,666,532	$15,115,610
Collateralized Debt Obligations	—	—	—	—
Common Stocks	$231,252,236	72,891,320	154,333	304,297,889
Corporate Bonds	—	53,983,776	—	53,983,776
Exchange-Traded Funds	7,535,450	—	—	7,535,450
Foreign Agency Obligations	—	7,561,273	—	7,561,273
Foreign Government Obligations	—	9,424,508	—	9,424,508
Non-Agency Mortgage-Backed Securities	—	34,569,355	2,499,513	37,068,868
Preferred Securities	—	2,007,778	—	2,007,778
Taxable Municipal Bonds	—	4,481,265	—	4,481,265
U.S. Government Sponsored Agency Securities	—	118,436,104	—	118,436,104
U.S. Treasury Obligations	—	34,307,868	—	34,307,868
Warrants	1,670	—	—	1,670
Short-Term Securities:	13,417,513	1,608,250	—	15,025,763
Liabilities:
Investments in Securities:
Long-Term Investment:
TBA Sale Commitments	—	(55,407,632)	—	(55,407,632)

Total	$252,206,869	$297,312,943	$4,320,378	$553,840,190

	Derivative Financial Instruments[5]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$4,993	—	$4,993
Foreign currency exchange contracts	$13,057	409,353	—	422,410
Interest rate contracts	150,115	8,718,917	—	8,869,032
Other risk contracts	—	—	$103,510	103,510
Liabilities:
Credit contracts	—	(517,654)	—	(517,654)
Equity contracts	(1,637,352)	—	—	(1,637,352)
Foreign currency exchange contracts	(2,008)	(723,200)	—	(725,208)
Interest rate contracts	(1,043,020)	(10,752,392)	—	(11,795,412)

Total	$(2,519,208)	$(2,859,983)	$103,510	$(5,275,681)

[5]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010	25

Schedule of Investments (concluded)

The following tables are a reconciliation of Level 3 investments and derivatives for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of September 30, 2009	$268	$200,988	$84,386	$285,642
Accrued discounts/premiums	125	—	(526)	(401)
Net realized gain (loss)	2	—	(201)	(199)
Net change in unrealized appreciation/depreciation[6]	4,770	(46,655)	76,229	34,344
Purchases	1,669,688	—	2,446,852	4,116,540
Sales	(8,321)	—	(23,922)	(32,243)
Transfers in7	—	—	—	—
Transfers out[7]	—	—	(83,305)	(83,305)

Balance, as of June 30, 2010	$1,666,532	$154,333	$2,499,513	$4,320,378

Derivative Financial Instruments[8]
Assets/Liabilities:
Balance, as of September 30, 2009	$(162,360)
Net realized gain (loss)	(132,457)
Net change in unrealized appreciation/depreciation[6]	398,327
Transfers in7	—
Transfers out[7]	—

Balance, as of June 30, 2010	$103,510

[6]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $137,854.
[7]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.
[8]	Derivative financial instruments are swaps.

26	BLACKROCK ASSET ALLOCATION PORTFOLIO	JUNE 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 25, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 25, 2010